As Filed with the Securities and
          Exchange Commission on April   , 1997

          Registration Statement No. 2-77712

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC  20549

                                       FORM N-4

          REGISTRATION STATEMENT UNDER THE
          SECURITIES ACT OF 1933                                    X

               Pre-Effective Amendment No.
               Post-Effective Amendment No.    22                   X
                                        and/or
          REGISTRATION STATEMENT UNDER THE
          INVESTMENT COMPANY ACT OF 1940

               Amendment No.   22                                   X

                 (Check appropriate box or boxes).

                                 SEPARATE ACCOUNT I

                              (Exact Name of Registrant)
                  Investors Life Insurance Company of North America

                                 (Name of Depositor)

                       701 Brazos Street, Austin, Texas  78701

          (Address of Depositor's Principal Executive Offices)     (Zip
          Code)

          Depositor's Telephone Number, including Area Code:     512-404-
          5040

          Roy F. Mitte, President
          Investors Life Insurance Company of North America
          701 Brazos Street, Austin, Texas  78701

                       (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering:  Continuous

          It is proposed that this filing will become effective April 30, 1997, pursuant to paragraph (b) of Rule 485.

          The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 Notice for the most recent fiscal year was filed on February 26, 1997.

          The  combined  prospectuses  contained  herein  also  relate   to
          Registration Statement No. 2-84850, pursuant to Rule 429.


                                CROSS REFERENCE SHEET

          Cross Reference sheet pursuant to Rule 495(a) showing location in Prospectus (Part A) and Statement of Additional Information (Part
          B) of information required by Form N-4.

                                        PART A

          Form N-4 Item                           Prospectus Caption

          1.   Cover Page                         Cover Page
          2.   Definitions                        Definitions
          3.   Synopsis or Highlights             Introduction
          4.   Condensed Financial
                 Information                      Financial Information
          5.   General Description of             Description of the
                 Registrant, Depositor              Insurance Company, the
                 and Portfolio Companies          Separate Account and
                                                    the Fund
          6.   Deductions and Expenses            Deductions and Expenses
          7.   General Description of             General Description of
                 Variable Annuity Contracts         Variable        Annuity
               Contracts
          8.   Annuity Period                     The Annuity Period
          9.   Death Benefit                      Death Benefits
          10.  Purchases and Contract             Purchases and Contract
                 Values                             Values
          11.  Redemptions                        Redemptions
          12.  Taxes                              Federal Tax Status
          13.  Legal Proceedings                  Legal Proceedings
          14.  Table of Contents of the           Table of Contents of the
                 Statement of Additional            Statement of Additional
                 Information                        Information

                                        PART B

                                                  Statement of Additional
          Form N-4 Item                                Information Caption

          15.  Cover Page                         Cover Page
          16.  Table of Contents                  Table of Contents
          17.  General Information                General Information
                 and History                        and History
          18.  Services                           Services
          19.  Purchase of Securities             Purchase of Securities
                 Being Offered                      Being Offered
          20.  Underwriters                       Principal Underwriter
          21.  Calculations of Yield              Yield Quotations of
                 Quotations of Money                Money Market Division
                 Market Sub-Accounts
          22.  Annuity Payments                   Annuity Payments
          23.  Financial Statements               Financial Statements
                                                       .Separate Account
                                                       .Insurance Company


                                      PROSPECTUS

                                  SEPARATE ACCOUNT I



                             INDIVIDUAL FLEXIBLE PAYMENT
                              VARIABLE ANNUITY CONTRACTS
                                      ISSUED BY
                  INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA



          The Individual Flexible Payment Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus are designed to be used to provide retirement programs for individual purchasers. The Contracts may be issued in connection with retirement plans which qualify for tax benefits under the Internal Revenue Code ("tax qualified Contracts"), as well as retirement plans which do not qualify for tax benefits under the Code ("non-tax qualified Contracts").

          This Prospectus sets forth information about Separate Account I and the Contracts that a prospective purchaser ought to know before investing. Additional information about the Separate Account, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission. A copy of the Statement is available upon request and without charge by writing to Investors Life Insurance Company of North America (the "Insurance Company" or "Investors Life"), 701 Brazos Street, Austin, Texas 78701 (a reply form has been included with this Prospectus), or by calling 512-404-5346. The Statement of Additional Information has the same date as the date of this Prospectus, and is incorporated by reference into this Prospectus. A table of contents for the Statement of Additional Information appears on page 51 of this Prospectus.

          THIS PROSPECTUS  IS VALID  ONLY WHEN ACCOMPANIED  BY THE  CURRENT
          PROSPECTUS OF      PUTNAM VARIABLE TRUST    .   BOTH PROSPECTUSES
          SHOULD BE RETAINED FOR FUTURE REFERENCE.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          April 30, 1997


                                  TABLE OF CONTENTS



          ITEM                                                     PAGE


          Definitions                                                   3
          Introduction                                                  5
          Expense Table                                                 7
          Financial Information                                        11
          Description of the Insurance Company, the
            Separate Account and the Fund                              20
          Deductions and Expenses                                      24
          General Description of Variable Annuity
            Contracts                                                  28
          The Annuity Period                                           32
          Death Benefits                                               35
          Purchases and Contract Values                                38
          Redemptions                                                  41
          Federal Tax Status                                           44
          Legal Proceedings                                            49
          Table of Contents of the Statement of
            Additional Information                                     50
          Appendix - Examples of Deferred Sales                        51
            Charge Calculations


                    The Contracts are not available in all states.

          NO PERSON IS AUTHORIZED BY THE INSURANCE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS TO ANYONE IN ANY STATE OR JURISDICTION IN WHICH SUCH SOLICITATION OR OFFER MAY NOT BE MADE LAWFULLY.

                                     DEFINITIONS


          The following terms as used in this Prospectus have the indicated meanings:

          Accumulation Period: The period between the commencement of the first Contract Year and the annuity commencement date.

          Accumulation Unit:   A unit of measurement used  to determine the
          value of a person's interest under the Contract before Annuity payments begin.

          Adjusted  Age:    The age  of  the  Annuitant  which is  used  to
          determine the applicable annuity purchase rate. The age is adjusted by either adding or subtracting a specified number of years in order to reflect predicted longevity. The number of years to be added or subtracted depends upon the year of birth of the Annuitant.

          Annuity: A contract providing for Annuity Payments varying in amount in accordance with the investment experience of the applicable subdivision of the Separate Account Division selected by the Contract Owner.

          Annuitant:    The person  designated  under the  Contract  as the
          measuring   life  for  annuity   payout  options  involving  life
          contingencies; normally, the recipient of Annuity Payments.

          Annuity  Payments:   Periodic amounts  payable  by the  Insurance
          Company  on   and  at   regular  intervals   after  the   annuity
          commencement date preselected under the Contract.

          Annuity Unit: A unit of measurement used to determine the amount of the variable Annuity Payments.

          Contract  Year:  A  twelve month period  between anniversaries of
          the Date of Issue of a Contract.   The first Contract Year begins
          on the Date of Issue.

          Contribution  Year:   A  Contract  Year  in  which at  least  one
          Purchase Payment is made.

          Fund:      A  series of Putnam Variable Trust.   Prior to January
          1, 1997, the fund was known as Putnam Capital Manager Trust.

          Owner: The person (or other entity) to whom a Contract is issued by the Insurance Company.

          Purchase Payment: The dollar amount paid to the Insurance Company by or on behalf of a Contract Owner. The "Net Purchase Payment" is the Purchase Payment reduced by any applicable state premium taxes.

          Separate Account: The segregated investment account entitled "Separate Account I" established by the Insurance Company pursuant to Pennsylvania law and registered as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to April 18, 1995, the Separate Account was known as the "CIGNA Separate Account". As a result of the substitution of shares of the Putnam Capital Manager Trust (now known as Putnam Variable Trust) as the underlying investment vehicle, the name of the Separate Account was changed to Separate Account I, effective April 18, 1995.

          Separate Account Division: A Division of the Separate Account, the assets of which consist of shares of a specified class of shares of the Fund. Each of the Separate Account Divisions contains two subdivisions, one for funding Contracts issued under tax qualified retirement plans and the other for non-tax qualified Contracts. Each of the subdivisions has its own identified assets and value. References to a Division in this Prospectus include, where the context requires, the appropriate subdivision for a Contract.

          Contract Withdrawal  Value:  The  amount payable to the  Owner or other payee upon termination of the Contract during the Accumulation Period, other than by reason of the Annuitant's or Owner's death.

          Valuation Date: A day on which the net asset value of each share of the Fund is determined.

          Valuation Period: Each business day on which the New York Stock Exchange is open for general business, together with any consecutive non-business days immediately preceding such business day and irrespective of whether such exchange is open for general business on each business day, together with any consecutive non-business day, immediately preceding such business day when the Fund values its portfolio securities based upon its determination that there is a sufficient degree of trading in such securities that the net asset value of its shares might be materially affected.

          NOTE:   All masculine references in  this Prospectus are intended
          to  include  the feminine  gender.    The  singular context  also
          includes the plural and vice versa where appropriate.

                                     INTRODUCTION


          The Contracts described in this Prospectus are designed to provide Annuity Payments based on the life expectancy of the Annuitant. Such benefits will begin on a future date which has been preselected under a Contract. Alternative annuity payout options are available, but may be limited by a retirement plan under which a Contract is issued. See "The Annuity Period - Annuity Payout Options", page 32, and "Limitation on Contract Rights", page 29.

          The Contracts offer Accumulation Units in up to four Separate Account Divisions. The value of an Accumulation Unit is based on the investment results of the underlying shares of the Fund allocated to applicable subdivisions of the Separate Account Division(s) selected. Similarly, the amount of Annuity Payments will vary based on such underlying investment results. See "The Annuity Period - Annuity Payments", page 32.

          The following is a synopsis of certain features of the Contracts, together with a cross-reference to the page in this Prospectus where the purchaser may find a more complete description:

               o The Contracts provide for allocation of Net Purchase Payments to several underlying investment mediums, each with a different investment objective. See "Description of the Fund", page 20.

               o The Contracts provide that, in the event of death of the Annuitant or Owner before Annuity Payments begin, the Insurance Company will pay death proceeds to a named beneficiary. See "Death Benefits", page 35.

               o The Contracts provide that the owner may surrender (redeem) a contract in whole or in part for cash before the annuity commencement date (unless restricted by the retirement plan or applicable Federal tax law) subject to a sales charge. See "Redemptions", page 41 and "Contract Charges", page 24.

               o A penalty tax may be assessed under the Internal Revenue Code in the event of certain early withdrawals. See "Federal Tax Status", page 44.

               o The Contracts provide that the annuity rates and contract charges generally may not be changed adversely to a Contract Owner for the duration of his Contract. See "Contract Charges", page 24.

               o The Contracts provide for transfer of Contract values among Separate Account Divisions, unless restricted by a retirement plan. See "Description of Contract Rights", page 28.

               o The Contracts include a limited right of cancellation. See "Redemption - Right to Cancel", page 43.


          The objective of the Contracts, which may or may not be realized, is to provide relatively level Annuity Payments during periods when the economy is relatively stable and to provide increased Annuity Payments during inflationary and growth periods. The Insurance Company seeks to assist the Contract Owner in accomplishing this objective by making several classes of shares of the Fund available from which the Owner may select underlying investment mediums. Each such class is based upon a portfolio of Fund investments with a different investment objective. No assurance can be given that the value of a Contract before Annuity Payments begin, or the aggregate amount of Annuity Payments made under a Contract, will equal or exceed the Purchase Payment for a Contract. Thus, the investment risk under a Contract is borne by the Contract Owner.

                                    EXPENSE TABLE


          The following Expense Table lists the transaction expenses, annual Contract fee, Separate Account annual expenses, as well as the approximate annual expenses of each Fund of Putnam Variable Trust , related to an investment in each Division of the Separate Account. Following the Expense Table is an Example which illustrates the cumulative amount of fees and expenses on a hypothetical, one-time investment of $1,000, assuming a 5% rate of return for the stated time periods.

                                                        Growth
                                    Money               and
          A.   Contractowner        Market    Income    Income    Voyager
               Transaction Expenses Division  Division  Division  Division

               Deferred Sales
               Charge (maximum, as
               a percentage of
               amount Surrendered
               (1)

               Exchange Fee (2)
                                        7%        7%        7%        7%
          B.   Annual Contract Fee
               (3)                  $ 5.00    $ 5.00    $ 5.00    $ 5.00

          C.   Separate Account
               Annual Expenses (as  $30.00    $30.00    $30.00    $30.00
               a percentage of
               average account
               value)

               Mortality Risk Fee
               Expense Risk Fee

               Total Separate         0.8%      0.8%      0.8%      0.8%
               Account                0.4%      0.4%      0.4%      0.4%
               Annual Expenses

          D.   Fund Annual Expenses
               (as a percentage  of   1.2%      1.2%      1.2%      1.2%
               Fund average net
               assets) (4)

               Management Fees
               All Other Expenses
               Total Fund Annual     0.45%     0.62%     0.49%     0.57%
               Expenses              0.10%     0.07%     0.05%     0.06%

                                     0.55%     0.69%     0.54%     0.63%

           Notes to Expense Table:


          (1) Represents maximum deferred sales charge. The percentage is based on the number of full Contract years between the date of a Purchase Payment and the date of withdrawal or first Annuity Payment and ranges from 7% for periods of less than two Contract years to 0% for periods of eight or more Contract years. For additional information, please refer to the section entitled "Contract Charges-Deferred Sales Charge."

          (2) The Insurance Company reserves the right to impose this fee for the second and subsequent transfer of Accumulation Units or Annuity Units among Divisions during a Contract year. However, the fee is not currently imposed by the Insurance Company.

          (3) The Annual Contract fee is deducted from the value of a Contract on each anniversary of the issue date, during the Accumulation Period. If a Contract Owner participates in more than one Fund under a Contract, only one such fee is deducted annually.

          (4)    Based  on  amounts  incurred by  the  applicable  Fund  of
             Putnam  Variable Trust     during calendar year 1996.
          The inclusion of the 1996 Total Annual Fund Expenses of the applicable Fund of Putnam Variable Trust has been included in this prospectus solely for the purposes of the hypothetical illustration set forth in the Expense Table.

                                       EXAMPLES

                                                          Growth
                                        Money             and
                                        Market   Income   Income   Voyager
                                        Division Division Division Division
          If you surrender your
          contract at the end of the
          applicable time period:

          You would pay the following
          expenses on a $1,000
          investment, assuming 5%
          annual return on asset



                1 year                  $ 91.72  $ 93.08  $ 91.62  $ 92.50
                3 years                  115.27   119.49   114.97   117.68
                5 years                  138.93   146.16   138.41   143.07
               10 years                  224.97   240.23   223.88   233.72

          If you annuitize at the end
          of the applicable time
          period:

          You would pay the following
          expenses on a $1,000
          investment, assuming 5%
          annual return on assets


                1 year                  $ 91.72  $ 93.08  $ 91.62  $ 92.50
                3 years                  115.27   119.49   114.97   117.68
                5 years                  138.93   146.16   138.41   143.07
               10 years                  224.97   240.23   223.88   233.72

          If you do  not surrender your
          contract:

          You would pay the following
          expenses on a $1,000
          investment assuming 5% annual
          return on assets

                1 year                  $ 19.59  $ 21.06  $ 19.48  $ 20.43
                3 years                   61.57    65.02    60.25    63.11
                5 years                  104.08   111.56   103.54   108.36
               10 years                  224.97   240.23   223.88   233.72

          The purpose of the Expense Table is to assist a prospective purchaser in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. For further information concerning the Separate Account fees and expenses, please refer to the section of this prospectus entitled "Deductions and Expenses". Additional information pertaining to Fund Annual Expenses is contained in the prospectus of Putnam Variable Trust . In addition to the costs and expenses described above, the Contract may be subject to state premium taxes. For a discussion of premium taxes please refer to the section entitled "Contract Charges-Premium Taxes."


          The example is  not intended as, and should not  be considered, a
          representation of past  or future expenses.   Actual expenses may
          be greater or lesser than those shown.

                                FINANCIAL INFORMATION


          1.   Accumulation   Unit  Values   (for   an  Accumulation   Unit
          outstanding throughout the period):

          The following information should be read in conjunction with the financial statements of the Separate Account , which are available with the Statement of Additional Information. This historical data for Accumulation Unit Values is not indicative of future performance.


                                MONEY MARKET DIVISION
                                    TAX QUALIFIED

            YEAR   ACCUMULATION   ACCUMULATION   NUMBER OF
                   UNIT VALUE     UNIT VALUE AT  ACCUMULATION
                   AT BEGINNING   END OF PERIOD  UNITS OUTSTANDING
                   OF PERIOD                     AT END OF PERIOD


             1996  $  1.9898      $  2.0660        847,412
             1995  $  1.9080      $  1.9894      1,096,192
             1994  $  1.8661      $  1.9074      1,488,534
             1993  $  1.8446      $  1.8659      1,778,411
             1992  $  1.8062      $  1.8444      2,620,375
             1991  $  1.7286      $  1.8059      4,203,167
             1990  $  1.6223      $  1.7281      7,114,568
             1989  $  1.5065      $  1.6218      8,331,835
             1988  $  1.4208      $  1.5057      8,650,876
             1987  $  1.3507      $  1.4200      8,115,342
             1986  $  1.2827      $  1.3503      7,372,694
             1985  $  1.2017      $  1.2822      7,333,147
             1984  $  1.1015      $  1.2012      5,259,948
             1983  $  1.0191      $  1.1009      2,083,188

                                MONEY MARKET DIVISION
                                  NON-TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  1.9756          $  2.0514         1,288,780
             1995    $  1.8944          $  1.9753         1,334,785
             1994    $  1.8548          $  1.8935         1,660,811
             1993    $  1.8335          $  1.8546         2,525,627
             1992    $  1.7954          $  1.8332         3,196,702
             1991    $  1.7181          $  1.7951         3,868,744
             1990    $  1.6124          $  1.7175         5,103,872
             1989    $  1.4973          $  1.6119         5,870,485
             1988    $  1.4122          $  1.4965         6,816,675
             1987    $  1.3424          $  1.4113         8,038,587
             1986    $  1.2748          $  1.3421         8,275,141
             1985    $  1.1942          $  1.2744         8,447,477
             1984    $  1.0947          $  1.1938         6,569,026
             1983    $  1.0121          $  1.0940         2,331,558

                           GROWTH AND INCOME II DIVISION *
                                    TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  5.1880          $  6.2071         3,277,019
             1995    $  3.8659          $  5.1527         3,699,687
             1994    $  3.8800          $  3.8384         3,672,031
             1993    $  4.1195          $  3.8802         5,709,891
             1992    $  3.7959          $  4.1409         6,907,180
             1991    $  2.7828          $  3.7798         8,510,262
             1990    $  3.0137          $  2.7991         10,978,705
             1989    $  2.3164          $  2.9680         12,887,382
             1988    $  2.2015          $  2.3318         14,392,854
             1987    $  2.1532          $  2.1414         13,496,867
             1986    $  1.9357          $  2.1274         10,556,709
             1985    $  1.5263          $  1.9482         8,735,675
             1984    $  1.5365          $  1.5377         7,281,652
             1983    $  1.1576          $  1.5368         2,180,190

               * =  As of April 18, 1995, the former Growth and Income
                      Division was merged into the Equity Division and the name of the Equity Division was changed to Growth and Income II Division.

                           GROWTH AND INCOME II DIVISION *
                                  NON-TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  4.4442          $  5.3182         2,002,962
             1995    $  3.3094          $  4.4140         2,104,990
             1994    $  3.3224          $  3.2870         1,733,131
             1993    $  3.5222          $  3.3225         2,180,991
             1992    $  3.2453          $  3.5405         2,447,435
             1991    $  2.3781          $  3.2315         2,668,712
             1990    $  2.5758          $  2.3921         3,515,922
             1989    $  1.9798          $  2.5367         4,363,345
             1988    $  1.8816          $  1.9930         5,022,828
             1987    $  1.8403          $  1.8302         5,758,523
             1986    $  1.6543          $  1.8183         5,908,341
             1985    $  1.3050          $  1.6650         6,402,515
             1984    $  1.3053          $  1.3147         6,282,175
             1983    $  1.0610          $  1.3055         2,487,117

               * = As of April 18, 1995, the former Growth and Income Division was merged into the Equity Division and the name of the Equity Division was changed to Growth and Income II Division.

                                   INCOME DIVISION
                                    TAX QUALIFIED


             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  3.1355          $  3.1734         1,313,122
             1995    $  2.6495          $  3.1359         1,580,611
             1994    $  2.7613          $  2.6484         2,006,254
             1993    $  2.4922          $  2.7602         2,372,918
             1992    $  2.3148          $  2.4665         3,146,768
             1991    $  2.0194          $  2.3365         3,898,682
             1990    $  1.9064          $  1.9976         4,611,938
             1989    $  1.6895          $  1.9058         5,842,385
             1988    $  1.5889          $  1.6886         6,396,491
             1987    $  1.5971          $  1.5876         6,645,820
             1986    $  1.3641          $  1.5964         6,022,580
             1985    $  1.1209          $  1.3635         5,354,109
             1984    $  1.0395          $  1.1325         1,600,684
             1983    $  1.0409          $  1.0387         1,600,684

                                   INCOME DIVISION
                                  NON-TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  3.0972          $  3.1351         2,394,183
             1995    $  2.6168          $  3.0976         2,678,698
             1994    $  2.7274          $  2.6157         3,034,007
             1993    $  2.4620          $  2.7263         3,998,875
             1992    $  2.2868          $  2.4366         4,270,125
             1991    $  1.9950          $  2.3082         4,705,841
             1990    $  1.8835          $  1.9735         6,081,726
             1989    $  1.6693          $  1.8830         7,317,320
             1988    $  1.5699          $  1.6683         8,266,780
             1987    $  1.5778          $  1.5685         8,512,544
             1986    $  1.3477          $  1.5772         8,298,677
             1985    $  1.1074          $  1.3471         8,265,130
             1984    $  1.0408          $  1.1190         8,176,702
             1983    $  1.0064          $  1.0401         3,193,116

                                  VOYAGER DIVISION *
                                    TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD


             1996    $  2.2334          $  2.4937           751,632
             1995    $  1.6061          $  2.2337           781,624
             1994    $  1.6303          $  1.6261           798,724
             1993    $  1.4965          $  1.6546           825,839
             1992    $  1.3365          $  1.5166           972,470
             1991    $  0.8190          $  1.3366           978,329
             1990    $  0.9012          $  0.8289         1,022,612
             1989    $  0.7563          $  0.8914           992,682
             1988    $  0.6929          $  0.7564           908,009
             1987    $  1.0000          $  0.6729           782,442

               * = Prior to April 18, 1995, the Voyager Division was
                     named the Aggressive Equity Division.

                                 VOYAGER DIVISION  *
                                  NON-TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD


             1996    $  2.2298          $  2.4894           633,799
             1995    $  1.6031          $  2.2301           645,524
             1994    $  1.6302          $  1.6231           649,408
             1993    $  1.4965          $  1.6545           767,780
             1992    $  1.3363          $  1.5164           761,087
             1991    $  0.8188          $  1.3364           757,114
             1990    $  0.9011          $  0.8287           781,471
             1989    $  0.7562          $  0.8913           750,969
             1988    $  0.6928          $  0.7563           731,019
             1987    $  1.0000          $  0.6728           764,338


               * = Prior to April 18, 1995, the Voyager Division was named the Aggressive Equity Division.



          Data for the Voyager Division (formerly the Aggressive Equity Division), covers the period from March 31, 1987 (commencement of operations) to December 31, 1996.

          2.   Money Market Division - Yield Information:

               The Separate Account provides "current yield" and "effective yield" quotations with respect to the Money Market Division. Both yield figures are based on historical earnings and are not intended to indicate future performance. A description of the method used to compute such yield quotations is included in the Statement of Additional Information.

               The "current yield" of the Money Market Division refers to the income generated by an investment in such Division over a particular seven-day period; the particular seven-day period will be stated in the quotation. This income is then "annualized" - that is, the amount of income generated by the investment during the seven-day period is assumed to be earned each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a
                                         -18-


               similar manner; however, when annualized, the income earned by an investment in the Money Market Division is assumed to be reinvested. Due to the compounding effect of this assumed reinvestment, the "effective yield" will be slightly higher than the "current yield".


          3.   Financial Statements:

               The  financial  statements  of   the  Separate  Account  and
               Investors Life Insurance Company of North America are included in the Statement of Additional Information.

                        DESCRIPTION OF THE INSURANCE COMPANY,
                          THE SEPARATE ACCOUNT AND THE FUND


          THE INSURANCE COMPANY

          Investors Life Insurance Company of North America ("Investors Life") is a stock life insurance company, organized in 1963 under the laws of the Commonwealth of Pennsylvania. In December, 1992, the Insurance Company changed its state of domicile to the State of Washington and merged with its immediate parent company (Investors Life Insurance Company of California). As a result of the merger, Investors Life Insurance Company of North America assumed all of the assets and obligations of Investors Life Insurance Company of California, and Investors Life Insurance Company of North America was the surviving company. In June, 1993, Investors Life merged with its immediate parent company, Standard Life Insurance Company. Investors Life was the surviving entity. As a result, Investors Life became a direct subsidiary of InterContinental Life Corporation, a insurance and financial service holding company. The administrative offices of Investors Life are located at 701 Brazos Street, Austin, Texas 78701. The statutory home office of Investors Life is 2101 4th Ave., Seattle, Washington 98121-2371. Prior to December 28, 1988 the Insurance Company was an indirect wholly-owned subsidiary of CIGNA Corporation.

          THE SEPARATE ACCOUNT

          The Insurance Company established the Separate Account pursuant to the provisions of the Pennsylvania Insurance Code and has registered it as a unit investment trust under the Investment Company Act of 1940. The Separate Account commenced operations on September 15, 1982.

          The Separate Account currently contains four Divisions, one for each class of shares of the Fund. Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds group as the underlying funding vehicle for the Separate Account, the Separate Account contained five divisions. In connection with the substitution, the Growth and Income Division was merged into the Equity Division, and the name of that division was changed to Growth and Income II Division. See also, the discussion of the substitution under the caption
             "The Putnam Variable Trust" (page 22). Each Division reflects the investment performance of the specific class of Fund shares allocated to it, and is divided into subdivisions for tax qualified and non-tax qualified contracts, respectively. The Voyager Division (formerly the Aggressive Equity Division) was initially made available under the Separate Account on March 31, 1987.

          Each Separate Account Division is administered and accounted for as part of the general business of the Insurance Company; however, the income, capital gains or capital losses of each Division's subdivision are credited to or charged against the assets allocated to that subdivision without regard to other income, capital gains or capital losses of any other subdivision or arising out of any other business the Insurance Company may conduct.

          The contractual obligations under the Contracts funded by the Separate Account are assumed by the Insurance Company; however, the investment risk under a Contract is borne by the Contract Owner.

             PUTNAM VARIABLE TRUST

             Putnam  Variable  Trust,  formerly  known  as  Putnam  Capital
          Manager Trust , was established to fund variable annuity contracts offered by various insurance companies. Putnam
          Variable  Trust       is  a   diversified,  open-end   management
          investment company registered under the Investment Company Act of 1940, as amended. Putnam Variable Trust offers a number of separate portfolios of investments having a variety of investment objectives. Currently, only the following portfolios of Putnam Variable Trust are available under variable annuity contracts offered by this Prospectus:

                  Putnam  VT U.S. Government and High Quality Bond Fund
               (which serves as the underlying funding vehicle for the Income Division) -seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poors or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Investment Management, Inc. ("Putnam Management") to be of comparable quality.


                  Putnam VT Growth and Income Fund     (which serves as the
               underlying funding vehicle for the Growth and Income II Division, formerly known as the Equity Division) - seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income or both.


                  Putnam  VT Money  Market Fund      (which  serves as  the
               underlying funding vehicle for the Money Market Division) - seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments.

                  Putnam  VT   Voyager  Fund       (which  serves  as   the
               underlying funding vehicle for the Voyager Division, formerly known as the Aggressive Equity Division) - seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

          The shares of each Fund of Putnam Variable Trust are purchased by the Insurance Company at net asset value (without sales load) for the corresponding Separate Account Division to support the cash values of the Contracts.

          Putnam  Management  is  the  investment  adviser  to       Putnam
          Variable Trust . Putnam Management is wholly-owned by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

          Prior to April 18, 1995, shares of CIGNA Annuity Funds Group served as the underlying investment vehicle for the Divisions of the Separate Account. As a result of the decision of CIGNA Investments, Inc. ("CII") (the investment adviser to the CIGNA Annuity Funds Group to withdraw from the active management of equity-based portfolios, the Insurance Company commenced a search for another mutual fund group which was in a position to provide substitute portfolios for the Separate Account, as well as to provide an investment adviser to provide equity advisory services to the equity divisions of CIGNA Annuity Funds Group during a transition period prior to the effective date of the fund substitution. Following discussions with several major mutual fund groups, Investors and CII determined that the Putnam Variable Trust and Putnam Management would provide a means for the orderly withdrawal of CII's investment advisory services, in light of (i) the willingness of Putnam Management to provide interim advisory services to the equity divisions of the CIGNA Annuity Funds Group, (ii) the availability of funds which offer investment objectives similar to those provided by each series of the CIGNA Annuity Funds Group and (iii) the availability of a current Putnam Variable Trust registration for funds which could be substituted for the CIGNA Annuity Funds Group as the underlying investment vehicle for variable annuity contracts sponsored by Investors. On November 29, 1993, the Board of Trustees of the CIGNA Annuity Funds Group, acting on the advice of CII, terminated the appointment of CII as investment adviser to the CIGNA Annuity Equity Fund, the CIGNA Annuity Growth and Income Fund and the CIGNA Annuity Aggressive Equity Fund (the "CIGNA Equity Funds"). At the same time, the Board of Trustees appointed Putnam Management as the investment adviser to the CIGNA Equity Funds. For the period from November 29, 1993 to
          April 18, 1995 (the effective date of the fund substitution), Putnam Management served as the investment adviser to the CIGNA Equity Funds.

          Putnam Management has agreed to reimburse the Insurance Company for certain costs that it will incur in connection with the servicing of Contracts. The amount of this reimbursement is equal to 25% of the effective management fee received by Putnam Management with respect to assets allocated by the Insurance Company to the applicable Fund of Putnam Variable Trust , plus an annual rate of one basis point times the average daily net assets allocated during the computation period by the
          Insurance Company to    Putnam Variable Trust    .

          The prospectus of Putnam Variable Trust , which accompanies this Prospectus, contains a more complete description of the investment objectives, including attendant risks, of each portfolio of Putnam Variable Trust . In considering the purchase of the Contracts offered in this Prospectus, you should
          read the  prospectus of    Putnam Variable Trust     carefully.


                                    VOTING RIGHTS

          The Insurance Company is the owner of record of the shares of each series of shares of Putnam Variable Trust . It will vote such shares held in each Separate Account Division at regular and special meetings of shareholders of Putnam Variable Trust in accordance with instructions received from persons having an interest in such series of Putnam Variable
          Trust     shares.

          During the Accumulation Period, owners of Contracts shall have a voting interest with respect to their accounts. During the Annuity Period, the person entitled to variable Annuity Payments will be the person having such voting interest.

          Each person having a voting interest in shares of Putnam Variable Trust attributable to a Contract will initially be allowed to vote the number of Accumulation Units credited to a Contract under the Separate Account Division composed of such
             Putnam Variable Trust shares. Persons receiving Annuity Payments will be allowed an equivalent vote which shall be determined by  dividing the  value of the  reserve maintained  in such
          Separate Account Division to meet the annuity obligations, by the value of an Accumulation Unit. Since voting power is determined by the Separate Account Division Contract value, such power will normally diminish during the annuity payout phase.

          After  votes are  tabulated,  the  Insurance  Company  will  then
          determine  the number of  shares of    Putnam  Variable Trust
          owned by the Separate Account to be voted affirmatively in accordance with the proportion of affirmative votes received to the total number of votes received from persons having a voting interest in such shares. Negative votes will be similarly determined.

          Assets may also be maintained in Separate Account Divisions with respect to contracts other than those offered by this Prospectus, and votes attributable to such other contracts will be computed in the same manner.
                                         -23-

                               DEDUCTIONS AND EXPENSES


          A.   CONTRACT CHARGES:

               The following deductions are made under the Contracts:

                    Administrative  Expense:  The Insurance Company deducts
          an Annual Contract Fee of $30 from the Contract value on each anniversary of the issue date during the Accumulation Period. Accumulation Units will be reduced proportionately on each anniversary date to reflect this charge. No Annual Contract Fee is deducted in the event of a full surrender or death benefit settlement prior to the anniversary date.

                    The Insurance Company reserves the right to increase the administrative expense charge by $5 for the second and each subsequent transfer of Accumulation Units among Separate Account Divisions during the Contract year (the "Exchange Fee"). This charge may also be imposed for the second and each subsequent transfer of Annuity Units among Separate Account Divisions during the Contract year. However, there is no present intent to assess a charge for transfer, and notice will be given to Contract Owners prior to imposition of this charge.

                    The Insurance Company's administrative expenses include salaries, rent, postage, telephone, travel, legal, administrative, actuarial and accounting fees, periodic reports, office equipment, stationary and custodial expenses. The administrative expense charge is not anticipated to exceed the expenses to be incurred by the Insurance Company for administration of the Contracts.

                    Premium Taxes:   Premium taxes  ranging from .5%  to 3%
                               are currently imposed by certain states and
                               municipalities   on   payments  made   under
                               annuity    contracts.       Under   deferred
                               Contracts, any premium tax will be deducted either from the Purchase Payment or from the Accumulation Value upon annuitization, as determined in accordance with applicable law.

                    Deferred  Sales  Charge:     The  Contracts  include  a
                    deferred sales charge, which is assessed against amounts withdrawn during early Contract Years. The charge also applies at the time Annuity Payments begin, unless (a) the first

                    Annuity Payment begins after  the tenth Contract  Year,
                    (b) the first Annuity Payment begins after the fifth Contract Year and the Annuitant has attained age 59-1/2 at such time or (c) Annuity Payments are being made as part of the Death Proceeds during the Accumulation
                    Period or as part of a distribution upon death of the Owner during the Accumulation Period.

                    The charge is based on the number of full Contract Years between the date of a Purchase Payment and the date of withdrawal or first Annuity Payment, and ranges from 7% for periods of less than 2 Contract Years to 0% for periods of 8 or more Contract Years. The amount subject to deferred sales charges is allocated to each Contribution Year, to determine the applicable percentage charge. In no event will this charge exceed 7% of the amount of Purchase Payments accepted by the Insurance Company for a Contract. See Appendix, pages 52 to 56 for a more complete description of this charge, including examples.

                    In determining the amount of the charge, the Insurance Company assumes that purchase payments are withdrawn on a "first in - first out" basis; this assumption can not be used for purposes of determining federal income tax liability.

                    Exempt Accumulation Value: If, after the first Contract Year (a) a withdrawal request is received or Accumulation Value is applied to provide an annuity payout and (b) no other withdrawal request has been received by the Insurance Company during the Contract Year of withdrawal or first Annuity Payment, then up to 10% of Accumulation Value will be exempt from a sales charge. Such exempt Accumulation Value will be determined as of the Valuation Date coincident with or next following the date that the written request for withdrawal is received by the Insurance Company at its Home Office or the date that Accumulation Value is applied to provide an annuity payout, as applicable.


               With respect to Contracts issued in connection with an Exchange Offer dated February 25, 1987, the Deferred Sales Charge is not applicable to that portion of the Accumulation Value applicable to amounts transferred to a Contract in accordance with the provisions of such Exchange Offer. The Exchange Offer was made available during the period from February 25, 1987 to March 23, 1987 by the Insurance Company to certain certificate holders under group fixed annuity contracts issued by the Insurance Company, or by Life
               Insurance Company of North America (a former affiliate of the Insurance Company), to employers maintaining retirement plans which meet the requirements of section 403(b) of the Internal Revenue Code. The Exchange Offer applies only to amounts so transferred as of April 6, 1987.

               The Deferred Sales Charge is made as a means for the Insurance Company to recover expenses incurred in connection with distribution of the Contracts when a withdrawal is made, or Annuity Payments commence, during early Contract Years. Because the Contracts are normally purchased for the long term, the Insurance Company expects to recover such expenses over time. Amounts anticipated to be collected by this means may, however, be insufficient to reimburse the Insurance Company for its anticipated distribution expenses. Amounts from the Company's general account assets (including the profits, if any, from the Mortality and Expense Risk Deduction) may be used to cover such expenses.


                    Mortality and Expense Risk Deduction: The Insurance Company makes a daily charge of 0.0000327 of the value of the assets in each subdivision of the Separate
                    Account (1.2% on an annual basis, consisting of approximately 0.8% for mortality risks (the "Mortality Risk Fee") and approximately 0.4% for expense risks (the "Expense Risk Fee")).

                    The Insurance Company's assumption of mortality risk arises from its contractual obligation to make Annuity Payments to each Annuitant regardless of how long he lives and how long all annuitants as a group live. Also, the Insurance Company assumes mortality risk because of annuity rates in the Contracts, which cannot be increased; and, if the Annuitant should die during the Accumulation Period, the Insurance Company is at risk that the Accumulation Value may not equal the Death Proceeds.

                    The Insurance Company also assumes the risk that the amounts deducted for sales and administrative expenses may be insufficient to cover the actual cost of such items.

          The above-described deductions may be modified by the Insurance Company to the extent required by applicable federal or state law. However, except as described above, the deductions may not be modified by the Insurance Company.


          B.   EXPENSES AND RELATED INFORMATION:

          The Contracts are sold by licensed insurance agents of the Insurance Company who are also registered representatives of broker/dealers who have sales agreements with the Insurance
          Company   and   the   principal   underwriter,   ILG   Securities
          Corporation.

          The sales agreements between the principal underwriter and broker/dealers provide for commissions as a percentage of purchase payments. The percentage depends upon the type of purchase payment (first contract year, renewal, lump sum or increase), and ranges from 2-1/4% to 9%.

          Registered representatives of ILG Securities Corporation may also sell the Contracts.

          In connection with the distribution of the Contracts, the Insurance Company may pay servicing fees to certain broker/dealers who agree to provide ongoing Contract Owner administrative services. No such fees are currently being paid. No charges are separately assessed under the Contracts, nor are deductions made from the Separate Account for these costs.

          The expenses of the Separate Account consist of the mortality and expense risk deduction described under "Contract Charges", above. As a percentage of average net assets, this expense is 1.2% on an annual basis.

          The prospectus of Putnam Variable Trust describes the expenses and fees which are paid out of the assets of portfolios used to fund the Separate Account. For a discussion of such expenses and fees, please refer to the prospectus of Putnam
          Variable Trust    .

                  GENERAL DESCRIPTION OF VARIABLE ANNUITY CONTRACTS


          Description  of Contract Rights:   The Contracts  provide certain
          rights during the Accumulation Period, the Annuity Period and upon death of the Owner or Annuitant:

               a.   Accumulation Period:   During the Accumulation  Period,
                               the Owner of a Contract has the right to:

                               Change the beneficiary for death proceeds;
                               surrender the  Contract in whole or  in part
                               for its Withdrawal Value;
                               change the annuity payout option;
                               change the death benefit payout option;
                               transfer  Contract  values between  Separate
                               Account Divisions;
                               instruct  the Insurance Company as to voting
                               of Fund shares;
                               cancel the Contract  by returning it  to the
                               Insurance  Company  within  10   days  after
                               receipt;
                               change   the  designated   Separate  Account
                               Division    for    allocation   of    future
                               contributions;
                               change  the date  Annuity Payments  commence
                               (not  later  then  Annuitant's  age  75;  an
                               earlier age  may be  required in  connection
                               with   certain  Contracts   issued  to   tax
                               qualified plans);
                               change   the   payee  to   receive   Annuity
                               Payments;
                               assign ownership rights under  the Contract,
                               upon   advance   written   notice   to   the
                               Insurance Company.


                b.  Annuity Period:   During the Annuity Period,  the Owner
                               of a Contract has the right to:

                               transfer  Contract  values between  Separate
                               Account Divisions;
                               change   the   payee  to   receive   Annuity
                               Payments, during the lifetime of Annuitant;
                               change  the  beneficiary under  any  Annuity
                               Payout  Option which  provides  for a  death
                               benefit   upon  death   of  the   Annuitant;
                               change may be made only during lifetime of the Annuitant;
                               instruct the Insurance Company as to voting of Fund shares.

               c.   Death Benefits - Accumulation Period:

                    In the event death benefit proceeds become payable during the Accumulation Period, the Beneficiary designated by the Owner is entitled to payment of such proceeds. If no designated Beneficiary survives the Annuitant and no other designation is provided, the Owner shall be the Beneficiary, if he survives the Annuitant; otherwise, the Owner's estate shall be the Beneficiary.

                    If no Annuity Payout Option has been selected by the Owner for death benefit proceeds, and if the Insurance Company has not previously made a lump sum payment, the beneficiary may choose an Annuity Payout Option for receipt of such proceeds.

               d.   Death Benefits - Annuity Period:

                    If the Annuitant dies while receiving Annuity Payments, the remaining payments, if any, will be payable to the Beneficiary designated by the Owner. However, if Annuity Payments are being paid to a Beneficiary as a death benefit, and such Beneficiary dies, the Beneficiary's estate shall be entitled to receive payment of any remaining proceeds.

                    In the case of Contracts which are subject to the requirements of section 72(s) of the Internal Revenue Code (See "Death Benefits - Required Distribution Provisions"), the Contracts provide that if the Owner dies while the Annuitant is receiving Annuity Payments, the Annuitant is entitled to receive the remaining payments.


          Limitation on Contract Rights: The Contracts may be issued pursuant to a tax qualified or non-tax qualified plan or trust. Such plan or trust may limit the exercise by participants in the plan or trust of certain rights granted by the Contract to Owner, Annuitant or Beneficiary. For example, although the Contracts permit redemption of all or part of their value prior to the time Annuity Payments begin, the plan or trust may not permit the Owner to exercise such right. Certain plans or trusts may require that the Owner acquire a 100% vested or nonforfeitable interest in the benefits provided by the plan or trust before he may exercise any of the rights provided by the Contract. The provisions of the plan or trust instrument should be referred to in connection with the Contracts.

          In addition, assignment of interests under a Contract is prohibited when the Contracts are used to fund retirement plans qualified under sections 401, 403(a), 403(b) or 408 of the Internal Revenue Code, unless the Owner is other than the Annuitant or the Annuitant's employer.

          Contracts issued in connection with Individual Retirement Annuity plans (qualified under section 408 of the Internal Revenue Code) provide that the amount of premiums in any taxable year of the Owner may not exceed the lesser of $2,000 or 100% of "compensation" for such year; this limitation does not apply to amounts which are treated as "IRA rollovers" under the Code.


          Transfers Between Separate Account Divisions: Once each Contract Year, the Owner may elect to transfer all or a portion of Contract value to one or more of the other Separate Account Divisions, without charge. The Owner may also elect to make additional transfers of Contract value(s) between Separate Account Divisions each Contract Year; however, the Insurance Company reserves the right to limit transfers to one per Contract Year and to assess a $5 charge for each transfer after the first during a Contract Year. In either event, written notice will be provided to all Contract owners.

          All elections to transfer must be in writing, signed by the Owner and received by the Insurance Company.

          No transfer of Separate Account Divisions is permitted: (i) within 30 days of Annuity Commencement Date; (ii) if it would result in applying the value of a Contract to more than five Separate Account Divisions, (iii) if prohibited by state law; or
          (iv) if prohibited by the applicable retirement plan.

          The number of Accumulation Units credited in the newly elected Separate Account Division(s) will be equal to the dollar value of the amount transferred divided by the current value of one Accumulation Unit in such newly elected Division(s).

          The number of Annuity Units credited in a newly elected Division will be determined by multiplying the number of Annuity Units in each Division to be transferred by the current value of one such Annuity Unit in the newly elected Division.

          Contract Owners (and Payees) who contemplate making a transfer should first carefully consider their annuity objectives and investment objectives of the current and proposed underlying classes of Fund shares. Frequent transfers may be inconsistent with the long-term objectives of the Contracts.

          Substituted Securities:

          If any class of Fund shares should become unavailable for purchase by the Insurance Company, or if in the judgment of the Insurance Company further investment in such class is no longer appropriate in view of the purposes of the Separate Account, there may be substituted therefor other shares or classes of shares of a mutual fund which will be described in the Prospectus by amendment or revision and net Purchase Payments received after a date specified by the Insurance Company may be applied to the purchase of other shares or classes of shares of such fund. In either event, prior approval by the affected Separate Account Division shall be obtained. No substitution for shares or classes of shares of a fund not described in this Prospectus will be made without the prior approval of the Securities and Exchange Commission.


          Change in Operations:

          The Insurance Company may also sell other forms of variable annuity contracts from time to time, such as group contracts and flexible payment individual contracts, which provide benefits that vary in accordance with the investment experience of the particular Separate Account Division in which they participate. In addition, the Insurance Company may create new Divisions of the Separate Account to provide additional funding options to Contract Owners. No assurance can be given that any new Divisions, if created, will be made available to Contract Owners. The Contracts limit to five (5) the maximum number of Divisions which may be selected.

          The Insurance Company reserves this right to amend the Contracts to meet the requirements of the Investment Company Act of 1940, or other applicable federal or state laws or regulations.

          Contract Owner Inquiries: The Owner of a Contract should direct all inquiries to: Investors Life Insurance Company of North America, Customer Service Department, 701 Brazos Street, Austin, Texas 78701.

          Reports:   The  Owner, or Annuitant  as applicable,  will receive
          notice of all Fund shareholder meetings. A Fund report and a statement of account as to the value of the accumulation units held under the Contract will be furnished annually to the Owner. A Separate Account report will be furnished semi-annually.

                                   THE ANNUITY PERIOD


          Annuity Commencement Date: Annuity payments will begin on the first day of the calendar month selected by the Owner. The selected date may be as early as the 50th birthday of the Annuitant, but may not be later than the 75th birthday of the Annuitant, except where otherwise agreed to by the Insurance Company. The selection of an annuity commencement date may also be affected by the terms of a retirement plan or trust under which a Contract is issued. Contracts issued in connection with Individual Retirement Annuity plans (qualified under section 408 of the Code) provide that payments must commence not later than the end of the taxable year in which the Annuitant attains age 70-1/2. For Contracts issued in connection with tax sheltered
          (section 403(b)) annuity plans, the Internal Revenue Code requires that distributions must commence no later than the year the Annuitant attains age 70-1/2 (or the year the Annuitant retires with respect to years beginning prior to January 1,
          1989);    these provisions  apply  to benefits  accruing  under a
          section 403(b) annuity contract after December 31, 1986. Unless otherwise instructed by the Owner, the annuity commencement date is the Contract anniversary nearest the Annuitant's age 65.

          Annuity Payments: The level of annuity payments is based on (i) the table specified in the Contract which reflects the adjusted age of the Annuitant, (ii) the type of annuity payout option selected and (iii) the investment performance of the underlying Fund shares selected. The amount of annuity payments will not be affected by adverse mortality experience or any increase in the expenses of the Insurance Company in excess of the charges made under the Contract. If the Insurance Company is required to withhold certain amounts from annuity payments, in compliance with Federal or State tax law relating to collection of income taxes at the source of payment, the amount so required will be deducted from each payment.


                    Special Note for California Contracts:
                    Certain Contracts which are issued subject to California law contain annuity tables which reflect the adjusted age and sex of the Annuitant. The Insurance Company issues this type of contract where issuance is not known by the Company to be part of an employer-sponsored plan.


          Annuity  Payout Options:   The  Owner may  elect to  have Annuity
          Payments made under any one of the Annuity Payout Options described below. In addition, the Annuity Payout Options may be selected for payout of the Death Proceeds during the Accumulation Period, upon the death of the Annuitant or Owner, as applicable. A change of option is permitted if made at least 30 days before the date Annuity Payments are to commence. In the absence of an election,

          Annuity payments will be made in accordance with Option 2 below with 120 monthly payments certain (10-year period). Annuity payments will be paid monthly except that (i) proceeds of less than $3,000 will be paid in a single sum or (ii) a schedule of payments payable monthly may be changed to avoid payments of less than $20.


          Option 1 - Life Annuity: An annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. There is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. IT WOULD BE POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, TWO IF DEATH OCCURS BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

          Option 2 - Life Annuity with Annuity Payments Guaranteed for a Designated Period: An annuity payable monthly during the lifetime of the Annuitant. If, at the death of the Annuitant, payments have been made for less than the designated period, any unpaid Annuity Payments will be paid to the end of the designated period. Such period may be (a) 10 years, (b) 15 years, or (c) 20 years.

          Option 3 - Unit Refund Life Annuity: An annuity payable monthly during the lifetime of the Annuitant, terminating with the last Annuity Payment due before the death of the Annuitant. An additional payment, less any amounts required to be withheld for taxes, may then be payable. Such payment at death will be equal to the dollar value of a number of annuity units equal to (a) minus (b), if such difference is positive, where:


                    total amount applied under the Option at the
          (a)  =    annuity commencement date

                    annuity unit value at the annuity commencement date


                    number of annuity units represented by each
          (b)  =    monthly  Annuity  Payment  paid  times  the  number  of
                    monthly annuity payments made.

          Option 4 - Joint and Last Survivor Annuity: An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. AS UNDER OPTION 1, THERE IS NO MINIMUM NUMBER OF GUARANTEED ANNUITY PAYMENTS UNDER THIS OPTION.

          Option 5 - Joint and Two-thirds Survivor Annuity: An annuity payable monthly during the joint lifetime of the annuitant and a designated second person and continuing during the lifetime of the survivor in a reduced amount which reflects two-thirds of the number of annuity units in effect during such joint lifetime. AS UNDER OPTION 1, THERE IS NO MINIMUM NUMBER OF GUARANTEED ANNUITY PAYMENTS UNDER THIS OPTION.

          Option 6 - Payments for a Designated Period: An annuity payable monthly for a designated number of years from 5 to 30. In the event of the Annuitant's death prior to the end of the designated period, Annuity Payments will be continued during the remainder of such period. ANNUITY PAYMENTS UNDER THIS OPTION ARE BASED UPON THE PAYMENT OF THE MORTALITY AND EXPENSE RISK DEDUCTION, EVEN THOUGH THERE IS NO LIFE CONTINGENCY RISK ASSOCIATED WITH THIS OPTION.

          Determination of Monthly Annuity Payments: A description of the method for determining the first and subsequent annuity payments is included in the Statement of Additional Information. The Contracts contain tables indicating the dollar amount of the first monthly Annuity Payment which can be purchased with each $1,000 of value accumulated under the Contract. These tables include an assumed interest rate of 6% per annum. This 6% assumed rate is the measuring point for subsequent Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 6%, the Annuity Payments will remain constant. If the actual net investment rate exceeds 6%, the Annuity Payments will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 6%, Annuity Payments will decrease.


                    Special Note for New Jersey Contracts:
                    Contracts subject to New Jersey law contain tables indicating an amount of first monthly annuity payment based on an assumed interest rate of 5% rather than 6%.

          The objective of the Contracts is to provide benefit installments which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed rate of 6% (5% for New Jersey Contracts) by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest rate were to be increased, Annuity Payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest rate would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

          Transfer During the Annuity Period: For a description of the Contract provisions applicable to transfers between Separate
          Account Divisions, refer to "General Description of Variable Annuity Contracts - Transfers Between Separate Account Divisions".

                                    DEATH BENEFITS


          Accumulation Period: If the Annuitant dies during the Accumulation Period, and prior to the death of the Owner (if the Owner is an individual other than the Annuitant), death benefit proceeds will be equal to the Accumulation Value of the Contract determined on the valuation date coincident with or next following the date due proof of the Annuitant's death is received by the Insurance Company. However, if death occurs before age 75, while the Owner (if other than the Annuitant) is living and before Annuity Payments begin, the Insurance Company guarantees that the death proceeds will not be less than the amount of Purchase Payments made under the Contract, less a reduction for prior redemptions.

          The amount of death benefit proceeds payable to a Beneficiary will be reduced by an applicable state premium taxes and by any amounts required to be withheld for Federal or State income taxes.

          The Owner may designate the Annuity Payout Option for death benefit proceeds. If no such Option is in effect at the time death benefit proceeds are to be paid, the proceeds will be payable either (i) in a single sum or (ii) under an Annuity Payout Option selected by the Beneficiary. In the absence of such an election by the Beneficiary, the proceeds will be paid in a single sum.


          Annuity Period: If the Annuitant dies after the commencement of Annuity Payments, the death proceeds, if any, will depend upon the Annuity Payout Option in effect at the time of death. Under Options 2, 3 or 6, any remaining payments will be made to the Beneficiary during the designated period. However, if Annuity Payments are being made as a death benefit to a Beneficiary, and such Beneficiary dies, the present value of the remaining payments under Options 2, 3 or 6 will be paid in a lump sum (at an interest rate of 6% for Options 2 and 6) to the Beneficiary's estate.

          Required Distribution Provisions (Applicable to Contracts other than Contracts owned by the sponsor of a retirement plan qualified under section 401(a) or 403(a) of the Internal Revenue Code, Contracts issued in connection with a tax sheltered annuity plan under Section 403(b) of the Internal Revenue Code, or Contracts issued in connection with an Individual Retirement Arrangement under Section 408 of the Internal Revenue Code):

          Under the provisions of section 72(s) of the Internal Revenue Code, the contracts described in this section must contain specific rules for distribution of the value of the Contract in the event of the Owner's death. Contracts issued by the Insurance Company which are subject to the requirements of section 72(s) will include the following provisions:

                    Accumulation Period - If the Owner of the Contract and the Annuitant is the same person, the Contract provides that if the Owner dies before annuity payments commence, death proceeds must be distributed to the designated beneficiary within 5 years after death of the Owner/Annuitant. Alternatively, if the designated beneficiary is a natural person, such proceeds may be distributed over the life of such beneficiary, or a period not extending beyond the life expectancy of such beneficiary. In this event, payments to the beneficiary must commence not later than one year after the death of the Owner/Annuitant (or such later date as permitted under regulations to be issued by the Secretary of Treasury). The amount of such death proceeds is determined as described in "Death Benefits
                    - Accumulation Period", above.


                    If the Owner of the Contract is a corporation or other non-individual, section 72(s), as amended by the Tax Reform Act of 1986, provides that the primary annuitant (as defined in the Code) shall be treated as the Owner of the Contract for purposes of the required distribution provisions. Thus, the death of the primary annuitant will result in application of the distribution requirements described in the preceding paragraph.


                    Where  the  Owner  of  the   Contract  is  an
                    individual  other  than  the  Annuitant,  the
                    Contract  provides  that  if the  Owner  dies
                    before  the  Annuitant   and  before  annuity
                    payments  commence,  death proceeds  will  be
                    equal  to  the   accumulation  value  of  the
                    Contract determined on the valuation date coincident with or next following the date proof of the Owner's death is received by the
                    Insurance Company.  However, if the  death of
                    the  Owner occurs  prior to  his  age 75  and
                    before annuity payments  begin, the Insurance
                    Company  guarantees that  the death  proceeds
                    cannot   be  less  than  the  amount  of  the
                    Purchase  Payment made  under such  Contract,
                    less a reduction  for any prior  redemptions.
                    The
                    amount of death proceeds payable to a beneficiary will be reduced by applicable state premium taxes and by any amounts required to be withheld for Federal or State income taxes. The amount of such death proceeds must be distributed to the designated beneficiary within 5 years after death of the Owner. Alternatively, if the designated beneficiary is a natural person, such proceeds may be distributed over the life of such beneficiary, or a period not extending beyond the life expectancy of such beneficiary. In such event, payments to the beneficiary must commence not later than one year after the death of the Owner (or such later date as permitted under regulations to be issued by the Secretary of Treasury). The Contract also provides that if the designated beneficiary is the surviving spouse of the Owner, no death proceeds shall be payable at the death of the Owner, and such spouse shall become the owner of the Contract. If the death proceeds are payable on account of death of the Owner, then no death proceeds are payable upon the subsequent death of the Annuitant.

                    Annuity Period - If the owner of the Contract and the Annuitant is the same person, the Contract provides that if the Owner dies after annuity payments commence, the remaining payments under the Contract must be paid at least as rapidly as under the method of payment in effect on the date of death of the Owner.

                    If the Owner of the Contract is a corporation or other non-individual, section 72(s), as amended by the Tax Reform Act of 1986, provides that the primary annuitant (as defined in the Code) shall be treated as the Owner of the Contract for purposes of the required distribution provisions. Thus, the death of the primary annuitant will result in the application of the distribution requirements described in the preceding paragraph.

                    Where  the  Owner  of  the  Contract   is  an
                    individual other than the Annuitant, the Contract provides that if the Owner dies after annuity payments commence (or after the death of the Annuitant while payments are being made to a beneficiary), the remaining payments must be paid out at least as rapidly as under the method of payment in effect on the date of death of the Owner.

                            PURCHASES AND CONTRACT VALUES


          How to Purchase a Contract:


          The Contracts are sold by licensed insurance agents of the Insurance Company who are also registered representatives of broker/dealers which have sales agreements with ILG Securities
          Corporation    and   the    Insurance   Company.       Registered
          representatives of ILG Securities Corporation may also sell the Contracts. The principal underwriter of the Contracts is ILG Securities Corporation. ILG Securities Corporation is an indirect, wholly-owned subsidiary of InterContinental Life Corporation. The Insurance Company is a direct wholly-owned subsidiary of InterContinental Life Corporation. The principal business address of ILG Securities Corporation is 701 Brazos Street, Austin, Texas 78701.


          A Contract may be purchased by delivering a completed application, including Purchase Payment allocation instructions, such other forms as the Insurance Company requires and the Purchase Payment, where applicable, to the soliciting agent who will forward such payment and forms to the Insurance Company.

          If the application is complete and correct upon receipt by the Insurance Company, and if all other required information and the Purchase Payment have also been received by the Insurance Company at its Home Office, the Contract will be issued and the net purchase payment will be credited to the Contract to reflect the net asset value of the applicable Division'(s) underlying class of Fund shares next computed within two business days following such receipt. In the event that the Purchase Payment and the application are received by the Insurance Company in an amount or under circumstances whereby the Insurance Company has not been provided with correct or sufficient information to establish an account or with instructions as to the proper crediting of such payment, then the Insurance Company will, within five (5)
          business days following receipt, inform the purchaser of the reasons for delay and will request the purchaser to supply corrections and further information or instructions with regard to the applicable account. In this event, the Insurance Company will return the Purchase Payment to the purchaser within 5 days, unless it obtains the Purchaser's consent to retain the payment until the corrections have been received.

          Upon such receipt, the Contract will be issued and the net Purchase Payment will be credited to the Contract to reflect the net asset value of the applicable Division'(s) underlying class of Fund Shares next computed within the next two business days.

          If the requested corrections, information or instructions are not subsequently furnished to the Insurance Company within a reasonable time period following the request, the Company will return any retained purchase payment to the purchaser. Likewise, if at any time the Insurance Company determines that it cannot establish the requested account, it will return such purchase payment immediately upon making such determination.

          If the application is for a Contract used in connection with an Individual Retirement Arrangement (IRA) under Code Section 408, the Insurance Company will hold the Purchase Payment in a suspense account until the expiration of the IRS-mandated revocation period. Under IRS regulations, if an individual receives IRA informational disclosure fewer than seven days prior to the date on which the plan is established, the individual is permitted a seven-day period following establishment of the plan during which to revoke the plan and receive a refund. The Purchase Payment will be applied as of the valuation date next following expiration of the revocation period. No interest will be paid on funds held in such suspense accounts.

          Purchase Payments:

          The minimum initial Purchase Payment is $500 for an Owner not approved by the Insurance Company for pre-authorized checks, salary deductions, or other list bill remittances.

          After a Contract is issued, any Owner may make Purchase Payments of $40 or more by remitting checks directly to the Insurance Company at its Administrative Office.

          The Insurance Company reserves the right to reject any Purchase Payment if it is less than the minimum amount or not in proper order.

                    Pre-authorized Checks, Salary  Deductions and
                    Other List Bill Remittances:

                    Purchase Payments for the Contracts of at least $40 each may be made at periodic intervals by Owners who have been approved by the Insurance Company for pre-authorized checking, salary deductions, or other list bill remittance.

                    Pre-authorized checks allow the Insurance Company to draw checks on a routine basis, usually monthly, from a bank account previously established by the Owner. No credit for a Purchase Payment will be given should a check be dishonored for any reason by the bank selected. Neither the Insurance

                    Company nor ILG Securities Corporation assume any liability for wrongful dishonor by the bank selected; however, the Insurance Company may agree to indemnify a bank for certain liabilities associated with the checking procedure.

                    A salary deduction mode authorizes a Contract Owner's employer to take deductions of a set amount from the Owner's salary and remit such amounts to the Insurance Company as Purchase Payments for a Contract. The Insurance Company and ILG Securities Corporation assume no liability for any amounts so deducted until received in full by the Insurance Company at its Administrative Office.

                    Purchase Payments for a Contract issued to a retirement plan may be remitted together with Purchase Payments for other Contracts issued to such retirement plan pursuant to a "list bill" in a form acceptable to the Insurance Company. Where permitted by the retirement plan, and subject to the Insurance Company's underwriting requirements, Purchase Payments for an amount less than the stated minimum for a Contract may be remitted pursuant to such an approved "list bill".


          Application of Net Purchase Payments:

          The Insurance Company will reduce a Purchase Payment by any applicable Premium Tax to determine the net Purchase Payment. Upon the purchase of a Contract, the amount of the net Purchase Payment credited to a Contract will reflect the net asset value of the applicable Division(s)' underlying class of Fund shares next computed within the next two business days following the Insurance Company's receipt of the payment. However, if any of the required material is incomplete, incorrect or if the payment has not been made, then a delay in Contract issuance or crediting of a subsequent payment may be encountered.


          Crediting Accumulation Units:

          Accumulation Units represent the value of the Owner's Contract attributable to the applicable Division(s) selected (maximum of five). The number of Accumulation Units to be credited to the Owner's account within a Division is determined by dividing the net Purchase Payment allocated to that Division by the Accumulation Unit value of the applicable Division as of the Valuation Date next computed following the Insurance Company's determination to credit a payment to the Contract. The number of accumulation units will not change because of a subsequent change in the value of the unit, but the dollar value of an accumulation unit will vary to reflect the investment experience of the class(es) of Fund shares underlying the selected Division(s).


          Value of an Accumulation Unit: (Note - although the following refers to a "Division", the values are determined independently for each sub-division). The value of an Accumulation Unit for each Separate Account Division was established at $1 as of the date the applicable class of Fund shares were first purchased for that Division. The value of accumulation units subsequently is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Date by a net investment factor for the Valuation Period ending on such date.

          A  net investment  factor for  a Valuation Period  is the  sum of
          1.000000 plus the net investment rate for the applicable Separate Account Division. The net investment rate for the applicable Division is equal to the gross investment rate of that Division for the valuation period expressed in decimal form to seven places, less a deduction of 0.0000327 for each day in the valuation  period  (1.2%  annually  -  the  fee  charged  by  the
          Insurance Company for undertaking the mortality and expense risks). The applicable gross investment rate is equal to (i) the investment income for the valuation period, plus capital gains and minus capital losses for the period, whether realized or unrealized on the assets divided by (ii) the value of such assets at the beginning of the valuation period. The gross investment rate may be positive or negative.


                                     REDEMPTIONS

          Procedures for Redemption:

          Unless prohibited by any applicable retirement plan, the Owner may redeem the Contract during the Accumulation Period in whole or in part for its Contract Withdrawal Value as of the next valuation date coincident with or next following the date the request for redemption is received by the Insurance Company. In determining redemption values, the Insurance Company does not anticipate that it will be receiving or applying any premium tax refund credits. No redemptions may be made once Annuity Payments have begun. Requests to redeem shall be made in writing to the Insurance Company. If the request is for the entire redemption value of the Contract, it shall be accompanied by the Contract. The Contract Withdrawal Value is determined on the basis of the accumulation unit values on such valuation date, reduced by any applicable sales charges and premium taxes. Payment of the Contract Withdrawal Value, less any amounts required to be withheld for taxes, will be made within seven days after the date proper written request is received by the Insurance Company at its Home Office. However, such payment may be postponed whenever (i) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; (ii) the Securities and Exchange Commission permits postponement and so orders; or (iii) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets or disposal of securities is not reasonably practicable.

          The Owner may elect to have the redemption value applied to provide Annuity Payments under any one of the annuity payout options, as permitted under the applicable retirement plan. AMOUNTS WITHDRAWN BY THE OWNER PRIOR TO THE ANNUITY COMMENCEMENT DATE MAY BE SUBJECT TO A TAX PENALTY AND IMMEDIATE TAXATION OF ANY INVESTMENT GAIN.

          Partial Redemptions:

          The Owner may request a partial redemption of his Contract value for an amount not less than $300 provided this does not result in reducing the remaining value of the Contract to less than $500 on the date of redemption. Amounts required to be withheld for taxes in the event of a partial redemption will not be considered part of the remaining value of the Contract. If a partial redemption request would result in such a reduction, the Insurance Company will redeem the total Contract value and pay the remaining Contract Withdrawal Value, less any amounts required to be withheld for taxes, to the Owner.


          Restrictions Under the Texas Optional Retirement Program:

          Participants in the Texas Optional Retirement Program (ORP) currently are prohibited from receiving their interest in a variable annuity contract issued under the ORP prior to termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, the Insurance Company will require a Contract Owner whose Contract is issued under the ORP to obtain a certificate of termination of employment before Contract Withdrawal Value is paid to the Owner.

          Restrictions Under Certain Section 403(b) Plans:

          As described in "Federal Tax Status-Tax Qualified Plans", Section 403(b)(11) of the Internal Revenue Code (the "Code") restricts the redemption under Section 403(b) annuity contracts of certain amounts which are derived from contract contributions made pursuant to a salary reduction agreement.

          As a result of these requirements, the Insurance Company will be required to restrict the amount of contract withdrawals so as to comply with the provisions of Section 403(b) (11) of the Code. The staff of the U.S. Securities and Exchange Commission has issued a "no action" letter, informing insurance companies issuing variable annuity contracts that the above-described Code restrictions may be implemented, notwithstanding the otherwise
          applicable redemption provisions of the Investment  Company   Act
          of 1940.  The  Insurance  Company   intends  to  rely  upon   the
          provisions of the SEC staff "no action" letter, and to comply with the provisions of said letter.

          THE INSURANCE COMPANY REQUIRES AN ACKNOWLEDGMENT FORM TO BE SIGNED BY PURCHASERS OF SECTION 403(b) ANNUITY CONTRACTS FOR WHICH CONTRIBUTIONS ARE MADE PURSUANT TO A SALARY REDUCTION AGREEMENT. THE SIGNED ACKNOWLEDGMENT FORM - A COPY OF WHICH IS INCLUDED AT THE END OF THIS PROSPECTUS - MUST ACCOMPANY THE CONTRACT APPLICATION.

          Right to Cancel:

          The Owner may cancel the Contract by delivering or mailing a written notice (or sending a telegram) to the Insurance Company and by returning the Contract before midnight of the 10th day after the date of receipt. The Insurance Company will return all amounts due to the Owner within ten days after receipt of notice of cancellation and the returned contact. The Owner bears the investment risk with respect to amounts allocated to the Separate Account, for the period from the date the returned Contract is received by the Company. Under the terms of the Contract, cancellation shall entitle the Owner to an amount equal to (a) the difference between premiums paid, including any contract fees and other charges, and the amounts allocated to the Separate Account, plus (b) the Accumulation Value of the Contract on the date the returned Contract is received by the Company.

                                  FEDERAL TAX STATUS

          General:

          The Contracts have been designed so as to qualify as "variable annuity contracts" for Federal income tax purposes. Thus, the contracts permit the Owner to defer Federal income taxation on increases in the value of a contract, until such time that amounts are withdrawn from the contract, received in the form of annuity payments or paid as a death benefit.

          Under the current provisions of the Code, variable annuity contracts - other than contracts issued under retirement plans which qualify for Federal tax benefits under sections 401, 403(b) or 408 of the Internal Revenue Code, or under government retirement plans (whether or not so qualified) or to a state or municipal government for use under a deferred compensation plan - will not be treated as an annuity contract for Federal income tax purposes for any period for which the investments of the segregated asset account on which the contracts are based are not
          adequately   diversified.       This   "adequately   diversified"
          requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Insurance Company believes that the current structure of the Separate Account satisfies the requirements of the regulations, and it intends that the Separate Account, as well as the underlying Funds, will operate in the future so as to continue to meet such requirements.


          Non-Tax Qualified Contracts:

          A Non-Tax Qualified Contract is a Contract which is purchased by an individual for his or her own purposes but not pursuant to any of the tax qualified retirement plans described in the section below. A Non-Tax Qualified Contract may also be a Contract issued to a retirement plan or plan of deferred compensation which is a non-tax qualified plan. The tax status of the annuitant or participant is determined by provisions of such plan and/or provisions of the Code applicable to the contract.

          Under the provisions of the Tax Reform Act of 1986, a Non-Tax Qualified Contract which is held by a person who is not a natural person (e.g. a corporation or a trust is not a natural person), is not treated as an annuity contract for Federal income tax purposes, and the income on the contract for any taxable year is treated as ordinary income received or accrued by the owner of the contract during the taxable year. Certain exceptions are provide for Non-Tax Qualified Contracts held by a trust or other entity as agent for a natural person and for immediate annuities (as defined in the

          Code). THUS, OWNERSHIP OF A NON-TAX QUALIFIED CONTRACT BY NON-NATURAL PERSONS WHO DO NOT QUALIFY FOR THE STATUTORY EXCEPTIONS RESULTS IN DENIAL OF TAX DEFERRAL ON INCREASES IN THE VALUE OF THE CONTRACT.

          Taxation of payments under annuity  contracts is governed by Code
          Section 72. Under the current provisions of the Code, amounts received under a Non-Tax Qualified Contract prior to the annuity commencement date (including payments made upon the death of the Annuitant or Owner), or as non-periodic payments after the annuity commencement date, are generally first attributable to any investment gains credited to the Contract over the taxpayer's basis (if any) in the Contract. Such amounts will be treated as
          income subject to Federal income taxation.   A 10% penalty tax on
          such withdrawn investment gains will be imposed if the withdrawal
          is  made prior  to age  59-1/2.   This  penalty tax  will  not be
          imposed  irrespective of age if  the amount received  is one of a
          series  of  substantially  equal  periodic  payments  (not   less
          frequently than annually) made for the life or life expectancy of the payee. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when
          the number of   units   withdrawn  to  make  each distribution is
          substantially the same.    Also,  the penalty  tax  will  not  be
          imposed  if  the withdrawal follows the death of the Owner (or if
          the Owner is not an  individual,   the   death   of  the  primary
          annuitant),  or is attributable to the "total     disability" (as
          defined in the  Code) of  the  Annuitant.   Where  the  Owner  of
          the Contract is an individual who is other than the Annuitant, the Code (as amended by the Tax Reform Act of 1986) provides that the penalty tax is applicable to the taxable portion of payments required to be made under the Contract following the death of the Annuitant.

          If the Owner of a Contract transfers (assigns) the Contract to another individual as a gift, the Code (as amended by the Tax Reform Act of 1986) provides that the Owner will incur taxable income at the time of the transfer. The amount of such taxable income is equal to the excess, if any, of the cash surrender value of the Contract over the Owner's cash basis at the time of the gift. An exception is provided for certain transfers between spouses.

          Annuity payments made after the annuity commencement date are generally taxed to the recipient only as received. A part of the payment received is a return of investment in the contract, if any, and is non-taxable; a portion is a return of income and is subject to ordinary income tax. An "exclusion ratio" is used to determine the non-taxable and taxable portion of each payment. Such exclusion ratio continues until such time that the taxpayer recovers his/her basis in the Contract. Thereafter, all payments received are treated as taxable income.

          Tax Qualified Contracts:

          Tax Qualified Contracts are Contracts which are issued to or pursuant to the following types of retirement plans:

                    A plan established by a corporate employer for the benefit of its employees and qualified under sections 401(a) or 403(a) of the Code (Corporate plans).
                    A plan established by self-employed individuals for themselves and their employees and qualified under sections 401(a) or 403(a) of the Code (Keogh or HR-10 plans).
                    A tax sheltered annuity plan maintained by certain tax exempt organizations, including educational institutions, to purchase annuity contracts for employees (403(b) Annuity plans).
                    An Individual Retirement Annuity (IRA) plan established by an individual.


          All of these plans differ with respect to the applicable rules which must be met and followed if they are to attain and retain their qualified status. In general, they have the following common attributes: tax deductibility of contributions (to the extent permitted by the Code), tax deferral of investment income and taxation to the plan participant only upon receipt of a withdrawal or payment. Since the plan participant generally does not have a cost basis in the value of the Contract, payments received by the participant are generally taxed as income to the participant.

          Under the Code (as amended by the Tax Reform act of 1986), certain distributions prior to age 59-1/2 are considered premature distributions and may result in application of a 10% additional tax. In addition, the Code requires that tax qualified retirement plans generally provide for the commencement of retirement benefits no later than the year in which the employee attains age 70-1/2.

          With respect to contracts issued in connection with Section 403(b) annuity plans, the Code restricts the distribution under such contracts of certain amounts which are derived from contract contributions made pursuant to a salary reduction agreement. These restrictions are set forth in Section 403(b) (11) of the Code, effective January 1, 1989. The restrictions apply to: (i) salary reduction contributions made after December 31, 1988, and earnings on such contributions, and (ii) earnings on contract value as of December 31, 1988. The tax law restrictions do not apply to salary reduction contributions made prior to January 1, 1989, or to earnings credited to such contributions prior to January 1, 1989,

          In accordance with the provisions of the Code, restricted amounts may be distributed only in the event of attainment of age 59-1/2, separation from service, death, disability (as defined in Section 72(m)(7) of the Code), or financial hardship. The hardship exception is not available with respect to income attributable to salary reduction contributions. The Insurance Company will be required to restrict the amount of contract withdrawals so as to comply with these provisions of the Code.

          The Internal Revenue Service has indicated that Section 403(b)(11) does not change the circumstances under which a tax-free exchange of annuity contracts may be made. Individuals contemplating purchase of a contract should refer to the provisions of their employer's section 403(b) arrangement to determine the investment alternatives available.

          Taxation of the Separate Account:

          Under the current provisions of the Internal Revenue Code, the Insurance Company pays no taxes on the investment income and capital gains of the assets of the Separate Account where used to determine the value of Contracts. Accordingly, the Insurance Company currently makes no adjustments for Federal income taxes (or benefits) in connection with the Separate Account Divisions. The Insurance Company retains the right to make adjustments for Federal income taxes to Separate Account assets should future changes in the Code so warrant.

          Tax Withholding and Reporting:

          The Insurance Company may be required to withhold certain amounts from both periodic and non-periodic payments under the Contracts in accordance with Federal tax law relating to the collection of Federal income tax at the source of payment. A payor of periodic annuity payments is required to withhold amounts as if the payment were a payment of wages from an employer to an employee. However, an individual recipient of certain types of periodic payments is allowed to elect to have no withholding made in a manner prescribed by the United States Treasury Department.

          Similarly, a payor of certain non-periodic payments is required to withhold amounts unless an individual recipient elects against tax withholding in a manner prescribed by the U.S. Treasury Department. Non-periodic payments include payments made before and after the annuity commencement date such as lump sum death proceeds and partial or full surrenders (redemptions) of Contract value. The withholding requirements will not apply to the portion of a payment which is reasonably believed to be not includable in gross income of the recipient for Federal tax purposes.

          The Insurance Company will transmit a notice to individual recipients of Contract payments of the right to elect against

          Federal income tax withholding, in a form and containing such information as the Secretary of the Treasury prescribes. If an individual elects against withholding, the Insurance Company may nonetheless be required to withhold if it has not received the recipient's tax identification number.

          Under the current provisions of the Code, the Insurance Company is required to withhold Federal income taxes from certain distributions from tax-qualified retirement plans and from section 403(b) Annuity plans. These requirements do not apply to distributions from IRA plans or from deferred compensation plans subject to section 457 of the Code. The mandatory withholding (at a 20% rate) applies to distributions which are treated as "eligible rollover distributions" under the Code, unless the amount is distributed as a "direct rollover". For these purposes, a "direct rollover" is one which is made directly from the qualified plan to another qualified plan, or directly from the qualified plan to an IRA. In other words, a "direct rollover" does not involve the receipt of any portion of the distribution by the taxpayer. Unless an "eligible rollover distribution" qualifies as a "direct rollover", the taxable portion thereof is subject to 20% withholding. The Insurance Company is required to forward the amount of the withholding to the IRS. The taxpayer may not elect out of this withholding described in this paragraph.

          In addition to tax withholding, the Insurance Company is required to report information on distributions under the Contracts. Distributions include partial and full surrenders as well as annuity payments. Information is reported on forms pursuant to Internal Revenue Service regulations.

          General:

          Because  of the  complexity  of the  law and  the  fact that  tax results  will  vary  according  to  the  factual  status  of  the individual involved, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of rights under a Contract. The above comments concerning Federal income tax consequences are not an exhaustive discussion of all tax questions that might arise. In addition, state income or estate tax considerations may also be involved in the purchase of a Contract or the exercise of rights under a Contract, and are not discussed in this Prospectus. The Insurance Company's management cannot predict what, if any, future action the Congress or the Internal Revenue Service might take with respect to the taxation of variable annuity contracts of the type described in this Prospectus. For complete information on particular Federal and state tax considerations, a qualified tax advisor should be consulted.

                                  LEGAL PROCEEDINGS


              Various lawsuits against the Insurance Company have arisen in the normal course of business. However, contingent liabilities arising from these matters are not considered material in relation to the financial position of the Insurance Company. The Insurance Company is a defendant in a lawsuit which was filed in October, 1996, in Travis County, Texas. The named plaintiffs in the suit (a husband and wife), allege that the universal life insurance policies sold to them by INA Life Insurance Company (a company which was merged into the Insurance Company in 1992) utilized unfair sales practices. The named plaintiffs seek reformation of the life insurance contracts and an unspecified amount of damages. The named plaintiffs also seek a class action as to similarly situated individuals. No certification of a class has been granted as of the date shown on page one of this Annual Statement. The Insurance Company believes that the suit is without merit and intends to vigorously defend this matter.



          There is no litigation pending to which the Separate Account is a party.

                                   TABLE OF CONTENTS
                      OF THE STATEMENT OF ADDITIONAL INFORMATION


          The Statement of Additional Information includes a description of the following items:

               1.   General Information and History
               2.   Services
               3.   Purchase of Securities Being Offered
               4.   Principal Underwriter
               5.   Yield Quotations of Money Market Division
               6.   Annuity Payments
               7.   Additional Information
               8.   Financial Statements
                                         The Separate Account
                                         The Insurance Company

                                       APPENDIX

                    Examples of Deferred Sales Charge Calculations

          The Insurance Company will determine the amount of Sales Charge applicable to a withdrawal or commencement of Annuity Payments as follows:

                    STEP 1 A Gross Chargeable Amount is determined by the Insurance Company. This amount is the lesser of (a) the dollar amount of Purchase Payments made and not previously withdrawn and (b) the amount requested to be withdrawn or applied to Annuity Payments;

                    STEP 2 A Net Chargeable Amount is determined by the Insurance Company. This amount is the Gross Chargeable Amount less any Exempt Accumulation Value then applicable.

                    STEP 3     A  Net Chargeable  Amount is  then allocated
                               by   the    Insurance   Company   to    each
                               Contribution Year.

                    STEP 4     The  Net Chargeable  Amount  allocated to  a
                               Contribution  Year  is  multiplied   by  the
                               Applicable Percentage shown:

               No. of Full Contract Years
               Between the Beginning of a
               Contribution Year and Date
               of Withdrawal (or First Annuity Payment)

                                                    Applicable
                                                    Percentage

                          less than 2               7%
                          2                         6%
                          3                         5%
                          4                         4%
                          5                         3%
                          6                         2%
                          7                         1%
                          8 or more                 0%

                    STEP 5 The Sales Charge applicable to a withdrawal request or application of Accumulation Value is the sum of amounts determined under STEP 4.

          Contract Withdrawal Value is the amount of a withdrawal request reduced by the applicable Sales Charge.

          The Insurance Company assumes that Purchase Payments are withdrawn on a "first in - first out" basis for purposes of determining the Sales Charge. This assumption cannot be used for purposes of determining federal income tax liability.


                                SALES CHARGE EXAMPLES


          The following examples assume that Purchase Payments for a Contract are as follows:

          Contract Year        Total Purchase Payments

               1                         $1,200
               2                          2,400
               3                          2,400
               4                              0
               5                              0
               6                              0
               7                              0
               8                              0
               9                          3,600
                                         $9,600

          The assumed Accumulation Value on the date of withdrawal is $10,600. No other withdrawal requests are assumed to have been made by the Owner.

          Example 1:      Illustration  of a  Sales  Charge  on  a  partial
                          withdrawal request for $8,000

                    STEP 1     The Gross Chargeable Amount is $8,000.

                    STEP 2     The  Net  Chargeable  Amount  is  the  Gross
                               Chargeable   Amount  ($8,000)   less  Exempt
                               Accumulation Value:

                          Exempt Accumulation Value =
                          $10,600 X 0.1   =  $1,060
                          Net Chargeable Amount = $8,000 - $1,060 = $6,940

                    STEP 3 The Net Chargeable Amount is applied to "Contribution Years":

                                   Gross Chargeable         Net Chargeable
                                   Amount allocated         Amount allocated
          Contract Year            to Contribution Year     to Contribution
                                                            Year

               1                     $1,200                    $1,200
               2                      2,400                     2,400
               3                      2,400                     2,400
               4                          0                         0
               5                          0                         0
               6                          0                         0
               7                          0                         0
               8                          0                         0
               9                      2,000                       940

                                     $8,000                    $6,940

       *The  Gross Chargeable  Amount for  subsequent  withdrawals is  $1,600
        ($3,600 - $2,000), allocated to Contract Year 9.

                         STEP 4 Net Chargeable Amounts allocated to Contribution Years are multiplied by the Applicable Percentage and STEP 5, added together:


                              Net
          Applicable          Chargeable          Applicable       Sales
          Contract Year       Amount              Percentages      Charge

               1               $1,200               0%          $  0.00
               2                2,400               1%            24.00
               3                2,400               2%            48.00
               4                    0               3%             0.00
               5                    0               4%             0.00
               6                    0               5%             0.00
               7                    0               6%             0.00
               8                    0               7%             0.00
               9                  940               7%            65.80

                               $6,940                           $137.80

          Contract Withdrawal Value ($8,000 - $137.80) =      $7,862.20

          Example 2:          Illustration of Sales Charge on full Surrender


                         STEP 1 The Gross Chargeable Amount is the lesser of Purchase Payments for the Contract ($9,600) and the Accumulation Value ($10,600) = $9,600.


                         STEP 2 The Net Chargeable Amount is the Gross Chargeable Amount ($9,600) less Exempt Accumulation Value:
                                     Exempt Accumulation Value = $10,600 X
                                     0.1 = $1,060
                                     Net Chargeable Amount  = $10,600 -$1,060  =
                                     $8,540

                         STEP 3 The Net Chargeable Amount is applied to "Contribution Years"

                                   Gross Chargeable         Net Chargeable
                                   Amount allocated         Amount allocated
          Contract Year            to Contribution Year     to Contribution
          Year

               1                     $1,200                    $1,200
               2                      2,400                     2,400
               3                      2,400                     2,400
               4                          0                         0
               5                          0                         0
               6                          0                         0
               7                          0                         0
               8                          0                         0
               9                      3,600                     2,540

                                     $9,600                    $8,540

                         STEP 4 Net Chargeable Amounts allocated to Contribution Years are multiplied by the Applicable Percentage and STEP 5, added together:


                              Net Chargeable      Applicable       Sales
          Contract Year       Amount              Percentages      Charge

               1               $1,200               0%          $  0.00
               2                2,400               1%            24.00
               3                2,400               2%            48.00
               4                    0               3%             0.00
               5                    0               4%             0.00
               6                    0               5%             0.00
               7                    0               6%             0.00
               8                    0               7%             0.00
               9                2,540               7%           177.80

                               $8,540                           $249.80


          Contract Withdrawal Value (Surrender Value)
          = $10,600 - $249.80 = $10,350.20

          To obtain a copy of the Statement of Additional Information for the Individual Flexible Payment Variable Annuity Contracts, detach and mail this form.

          TO:   Investors Life Insurance Company of North America
                701 Brazos Street
                Austin, Texas 78701

          I have been furnished with a Prospectus of Investors Life Insurance Company of North America Separate Account I (dated April 30, 1997), describing the Individual Flexible Payment Variable Annuity Contracts. Please send me a copy of the Statement of Additional Information pertaining to such Contracts.


                              NAME:
                                       (Please Print)



                              Mailing
          (Date)              Address:
                                       Street or P.O. Box


                                       City       State     Zip

                                 ACKNOWLEDGMENT FORM
                                SECTION 403 (b) PLANS


          NOTE: This form is required in connection with all applications for Contracts to be issued in connection with Section 403(b) plans, where contributions are to be made pursuant to a salary reduction agreement.

          TO:       Investors Life Insurance Company of North America
                    701 Brazos Street
                    Austin, Texas 78701

          With reference to my application for a variable annuity contract to be issued in connection with a Section 403(b) annuity plan maintained by my employer, I have been furnished with a prospectus of Investors Life Insurance Company of North America Separate Account I (dated April 30, 1997). The contributions to the contract will be made pursuant to a salary reduction agreement with my employer.

          I acknowledge that I have read and understand the description on pages 43 and 47 of the prospectus, pertaining to the restrictions or redemptions imposed by Section 403(b) (11) of the Internal Revenue Code. I further acknowledge that I understand any investment alternatives under my employer's Section 403(b) plan, to which I may elect to transfer contract values.


          Date                         Signature of Applicant




                              Address:

          Investors Life Insurance
          Company of North America

          701 Brazos Street
          Austin, Texas 78701




          ILG Securities Corporation

          701 Brazos Street
          Austin, Texas 78701

                                                  PROSPECTUS

                                                  April 30, 1997





                                   Flexible Payment
                        Individual Variable Annuity Contracts
                                      Issued by
                           Investors Life Insurance Company
                                   of North America



          ILCO Investors Life Insurance
          Company



          701 Brazos Street
          Austin, Texas 78701






          ILG Securities Corporation

          701 Brazos Street
          Austin, Texas 78701


                                                  PROSPECTUS

                                                  April 30, 1997


                                   Flexible Payment
                        Individual Variable Annuity Contracts
                                      Issued by
                        ILCO Investors Life Insurance Company

                                      PROSPECTUS

                                  SEPARATE ACCOUNT I



                              INDIVIDUAL SINGLE PAYMENT
                              VARIABLE ANNUITY CONTRACTS
                                      ISSUED BY
                  INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA



          The Individual Single Payment Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus are designed to be used to provide retirement programs for individual purchasers. The Contracts may be issued in connection with retirement plans which qualify for tax benefits under the Internal Revenue Code ("tax qualified Contracts"), as well as retirement plans which do not qualify for tax benefits under the Code ("non-tax qualified Contracts").

          This Prospectus sets forth information about Separate Account I and the Contracts that a prospective purchaser ought to know before investing. Additional information about the Separate Account, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission. A copy of the Statement is available upon request and without charge by writing to Investors Life Insurance Company of North America (the "Insurance Company"), 701 Brazos Street, Austin, Texas 78701 (a reply form has been included with this Prospectus), or by calling
          (512) 404-5350. The Statement of Additional Information has the same date as the date of this Prospectus, and is incorporated by reference into this Prospectus. A table of contents for the Statement of Additional Information appears on page 48 of this Prospectus.

          THIS PROSPECTUS  IS VALID  ONLY WHEN  ACCOMPANIED BY  THE CURRENT
          PROSPECTUS OF  PUTNAM  CAPITAL MANAGER TRUST.   BOTH PROSPECTUSES
          SHOULD BE RETAINED FOR FUTURE REFERENCE.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          April 30, 1997

                                 TABLE OF CONTENTS



          ITEM                                                     PAGE

          Definitions                                                 3
          Introduction                                                5
          Expense Table                                               7
          Financial Information                                       11
          Description of the Insurance Company, the
            Separate Account and the Fund                             20
          Deductions and Expenses                                     25
          General Description of Variable Annuity
            Contracts                                                 28
          The Annuity Period                                          32
          Death Benefits                                              35
          Purchases and Contract Values                               38
          Redemptions                                                 40
          Federal Tax Status                                          42
          Legal Proceedings                                           48
          Table of Contents of the Statement of
            Additional Information                                    48

                    The Contracts are not available in all states.

          NO PERSON IS AUTHORIZED BY THE INSURANCE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS TO ANYONE IN ANY STATE OR JURISDICTION IN WHICH SUCH
          SOLICITATION OR OFFER MAY NOT BE MADE LAWFULLY.

                                     DEFINITIONS


          The following terms as used in this Prospectus have the indicated meanings:

          Accumulation Period: The period between the commencement of the first Contract Year and the annuity commencement date.

          Accumulation Unit:   A unit of measurement used  to determine the
          value of a person's interest under the Contract before Annuity payments begin.

          Adjusted Age: The age of the Annuitant which is used to determine the applicable annuity purchase rate. The age is adjusted by either adding or subtracting a specified number of years in order to reflect predicted longevity. The number of years to be added or subtracted depends upon the year of birth of the Annuitant.

          Annuity: A contract providing for Annuity Payments varying in amount in accordance with the investment experience of the applicable subdivision of the Separate Account Division selected by the Contract Owner.

          Annuitant:   The  person designated  under  the contract  as  the
          measuring  life   for  annuity  payout  options   involving  life
          contingencies; normally, the recipient of Annuity Payments.

          Annuity  Payments:   Periodic amounts  payable  by the  Insurance
          Company  on   and  at   regular  intervals   after  the   annuity
          commencement date preselected under the Contract.

          Annuity Unit: A unit of measurement used to determine the amount of the variable Annuity Payments.

          Contract Year:   A twelve  month period between  anniversaries of
          the Date of Issue of a Contract. The first Contract Year begins on the Date of Issue.

          Contribution  Year:   A  Contract  Year  in  which at  least  one
          Purchase Payment is made.

          Fund:

    A series of Putnam Variable  Trust.  Prior to January
          1, 1997, the fund was known as Putnam Capital Manager Trust.

          Owner: The person (or other entity) to whom a Contract is issued by the Insurance Company.

          Purchase Payment: The dollar amount paid to the Insurance Company by or on behalf of a Contract Owner. The "Net Purchase Payment" is the Purchase Payment reduced by any applicable state premium taxes.

          Separate Account: The segregated investment account entitled "Separate Account I" established by the Insurance Company and registered as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to April 18, 1995, the Separate Account was known as the "CIGNA Separate Account". As a result of the substitution of shares of the Putnam Capital Manager Trust (now known as Putnam Variable Trust) as the underlying investment vehicle, the name of the Separate Account was changed to Separate Account I, effective April 18, 1995.

          Separate Account Division: A Division of the Separate Account, the assets of which consist of shares of a specified class of shares of the Fund. Each of the Separate Account Divisions contains two subdivisions, one for funding Contracts issued under tax qualified retirement plans and the other for non-tax qualified Contracts. Each of the subdivisions has its own identified assets and value. References to a Division in this Prospectus include, where the context requires, the appropriate subdivision for a Contract.

          Contract Withdrawal  Value:  The  amount payable to the  Owner or other payee upon termination of the Contract during the Accumulation Period, other than by reason of the Annuitant's or Owner's death.

          Valuation Date. A day on which the net asset value of each share of the Fund is determined.

          Valuation Period: Each business day on which the New York Stock Exchange is open for general business, together with any consecutive non-business days immediately preceding such business day and irrespective of whether such exchange is open for general business on each business day, together with any consecutive non-business day, immediately preceding such business day when the Fund values its portfolio securities based upon its determination that there is a sufficient degree of trading in such securities that the net asset value of its shares might be materially affected.

          NOTE:   All masculine references in this  Prospectus are intended
          to  include  the  feminine gender.    The  singular  context also
          includes the plural and vice versa where appropriate.

                                     INTRODUCTION


          The Contracts described in this Prospectus are designed to provide Annuity Payments based on the life expectancy of the Annuitant. Such benefits will begin on a future date which has been preselected under a Contract. Alternative annuity payout options are available, but may be limited by a retirement plan under which a Contract is issued. See "The Annuity Period - Annuity Payout Options", page 33, and "Limitation on Contract Rights", page 29.

          The Contracts offer Accumulation Units in up to four Separate Account Divisions. The value of an Accumulation Unit is based on the investment results of the underlying shares of the Fund allocated to applicable subdivisions of the Separate Account Division(s) selected. Similarly, the amount of Annuity Payments will vary based on such underlying investment results. See "The Annuity Period - Annuity Payments", page 32.

          The following is a synopsis of certain features of the Contracts, together with a cross-reference to the page in this Prospectus where the purchaser may find a more complete description:

               o The Contracts provide for allocation of the net Purchase Payments to several underlying investment mediums, each with a different investment objective. See "Description of the Fund", page 20.

               o The Contracts provide that, in the event of death of the Annuitant or Owner before Annuity Payments begin, the Insurance Company will pay death proceeds to a named beneficiary. See "Death Benefits", page 35.

               o The Contracts provide that the owner may surrender (redeem) a contract in whole or in part for cash before the annuity commencement date (unless restricted by the retirement plan or applicable Federal tax law) subject to a sales charge. See "Redemptions", page 40 and "Contract Charges", page 25.

               o A penalty tax may be assessed under the Internal Revenue Code in the event of certain early withdrawals. See "Federal Tax Status", page 42.

               o The Contracts provide that the annuity rates and contract charges generally may not be changed adversely to a Contract Owner for the duration of his Contract. See "Contract Charges", page 25.

               o The Contracts provide for transfer of Contract values among Separate Account Divisions, unless restricted by a retirement plan. See "Description of Contract Rights", page 28.

               o The Contracts include a limited right of cancellation. See "Redemption - Right to Cancel", page 42.


          The objective of the Contracts, which may or may not be realized, is to provide relatively level Annuity Payments during periods when the economy is relatively stable and to provide increased Annuity Payments during inflationary and growth periods. The Insurance Company seeks to assist the Contract Owner in accomplishing this objective by making several classes of shares of the Fund available from which the Owner may select underlying investment mediums. Each such class is based upon a portfolio of Fund investments with a different investment objective.

          No assurance can be given that the value of a Contract before Annuity Payments begin, or the aggregate amount of Annuity Payments made under a Contract, will equal or exceed the Purchase Payment for a Contract. Thus, the investment risk under a Contract is borne by the Contract Owner.

                                       EXPENSE TABLE

          The following Expense Table lists the transaction expenses, annual Contract fee, Separate Account annual expenses, as well as the approximate annual expenses of each Fund of Putnam Variable Trust , related to an investment in each Division of the Separate Account. Following the Expense Table is an Example which illustrates the cumulative amount of fees and expenses on a hypothetical, one-time investment of $1,000, assuming a 5% rate of return for the stated time periods.
                                                        Growth
                                    Money               and
                                    Market    Income    Income    Voyager
                                    Division  Division  Division  Division

          A.   Contractowner
               Transaction Expenses

               Deferred Sales
               Charge (maximum, as
               a percentage of
               amount Surrendered
               (1)                      6%        6%        6%        6%

               Exchange Fee (2)     $ 5.00    $ 5.00    $ 5.00    $ 5.00

          B.   Annual Contract Fee
               (3)                  $25.00    $25.00    $25.00    $25.00

          C.   Separate Account
               Annual Expenses (as
               a percentage of
               average account
               value)

               Mortality Risk Fee     0.8%      0.8%      0.8%      0.8%
               Expense Risk Fee       0.4%      0.4%      0.4%      0.4%

               Total Separate
               Account
               Annual Expenses        1.2%      1.2%      1.2%      1.2%

          D.   Fund Annual Expenses
               (as a percentage  of
               Fund average net
               assets) (4)

               Management Fees       0.45%     0.62%     0.49%     0.57%
               All Other Expenses    0.10%     0.07%     0.05%     0.06%
               Total Fund Annual
               Expenses              0.55%     0.69%     0.54%     0.63%

          Notes to Expense Table:


          (1) Represents maximum deferred sales charge. The percentage is based on the number of full Contract years between the date of a Purchase Payment and the date of withdrawal or first Annuity Payment and ranges from 6% for periods of less than two Contract years to 0% for periods of eight or more Contract years. For additional information, please refer to the section entitled "Contract Charges-Deferred Sales Charge."

          (2)  Applicable  to   the  second  and  subsequent   transfer  of
          Accumulation Value or Annuity Value among Divisions during a Contract Year.

          (3) The Annual Contract fee is deducted from the value of a Contract on each anniversary of the issue date, during the Accumulation Period. If a Contract Owner participates in more than one Fund under a Contract, only one such fee is deducted annually.

          (4)  Based  on  amounts  incurred  by  the  applicable     Putnam
          Variable Trust     Fund during calendar  year 1996.           The
          inclusion of the 1995 Total Annual Fund Expenses of the applicable Fund of Putnam Variable Trust has been included in this prospectus solely for the purposes of the hypothetical illustration set forth in the Expense Table.

                                       EXAMPLES



                                                          Growth
                                        Money             and
                                        Market   Income   Income   Voyager
                                        Division Division Division Division
          If you surrender your
          contract at the end of the
          applicable time period:

          You would pay the following
          expenses on a $1,000
          investment, assuming 5%
          annual return on asset

                1 year                  $ 91.53  $ 92.90  $ 91.44  $ 92.32
                3 years                  114.71   118.93   114.41   117.12
                5 years                  137.96   145.20   137.44   142.11
               10 years                  222.93   238.22   221.83   231.69

          If you annuitize at the end
          of the applicable time
          period:

          You would pay the following
          expenses on a $1,000
          investment, assuming 5%
          annual return on assets


                1 year                  $ 91.53  $ 92.90  $ 91.44  $ 92.32
                3 years                  114.71   118.93   114.41   117.12
                5 years                  137.96   145.20   137.44   142.11
               10 years                  222.93   238.22   221.83   231.69

          If you do  not surrender your
          contract:

          You would pay the following
          expenses on a $1,000
          investment assuming 5% annual
          return on assets

                1 year                  $ 19.39  $ 20.86  $ 19.29  $ 20.23
                3 years                   59.98    64.43    59.66    62.52
                5 years                  103.08   111.57   102.54   107.37
               10 years                  222.93   238.22   221.83   231.69

          The purpose of the Expense Table is to assist a prospective purchaser in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. For further information concerning the Separate Account fees and expenses, please refer to the section of this prospectus entitled "Deductions and Expenses". Additional information pertaining to Fund Annual Expenses is contained in the prospectus of Putnam Variable Trust . In addition to the costs and expenses described above, the Contract may be subject to state premium taxes. For a discussion of premium taxes please refer to the section entitled "Contract Charges-Premium Taxes."


          The example is not intended as, and should not be considered, a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                FINANCIAL INFORMATION



          1.   Accumulation   Unit  Values   (for   an  Accumulation   Unit
          outstanding throughout the period):


          The following information should be read in conjunction with the financial statements of the Separate Account, which are available with the Statement of Additional Information. This historical data for Accumulation Unit Values is not indicative of future performance.



                                MONEY MARKET DIVISION
                                    TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  1.9898          $  2.0660           847,412

             1995    $  1.9080          $  1.9894         1,096,192
             1994    $  1.8661          $  1.9074         1,488,534

             1993    $  1.8446          $  1.8659         1,778,411
             1992    $  1.8062          $  1.8444         2,620,375

             1991    $  1.7286          $  1.8059         4,203,167

             1990    $  1.6223          $  1.7281         7,114,568
             1989    $  1.5065          $  1.6218         8,331,835

             1988    $  1.4208          $  1.5057         8,650,876
             1987    $  1.3507          $  1.4200         8,115,342

             1986    $  1.2827          $  1.3503         7,372,694

             1985    $  1.2107          $  1.2822         7,333,147
             1984    $  1.1015          $  1.2012         5,259,948

             1983    $  1.0191          $  1.1009         2,083,188

                                MONEY MARKET DIVISION
                                  NON-TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  1.9756          $  2.0514         1,288,780
             1995    $  1.8944          $  1.9753         1,334,785
             1994    $  1.8548          $  1.8935         1,660,811
             1993    $  1.8335          $  1.8546         2,525,627
             1992    $  1.7954          $  1.8332         3,196,702
             1991    $  1.7181          $  1.7951         3,868,744
             1990    $  1.6124          $  1.7175         5,103,872
             1989    $  1.4973          $  1.6119         5,870,485
             1988    $  1.4122          $  1.4965         6,816,675
             1987    $  1.3424          $  1.4113         8,038,587
             1986    $  1.2748          $  1.3421         8,275,141
             1985    $  1.1942          $  1.2744         8,447,477
             1984    $  1.0947          $  1.1938         6,569,026
             1983    $  1.0121          $  1.0940         2,331,558

                           GROWTH AND INCOME II DIVISION  *
                                    TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD



             1996    $  5.1880          $  6.2071         3,277,019
             1995    $  3.8659          $  5.1527         3,699,687
             1994    $  3.8800          $  3.8384         3,672,031
             1993    $  4.1195          $  3.8802         5,709,891
             1992    $  3.7959          $  4.1409         6,907,180
             1991    $  2.7828          $  3.7798         8,510,262
             1990    $  3.0137          $  2.7991         10,978,705
             1989    $  2.3164          $  2.9680         12,887,382
             1988    $  2.2015          $  2.3318         14,392,854
             1987    $  2.1532          $  2.1274         13,496,867
             1986    $  1.9357          $  2.1274         10,556,709
             1985    $  1.5263          $  1.9482         8,735,675
             1984    $  1.5365          $  1.5377         7,281,652
             1983    $  1.1576          $  1.5368         2,180,190


               * =  As of April 18, 1995, the former Growth and Income
                      Division was merged into the Equity Division and the name of the Equity Division was changed to Growth and Income II Division.

                                   EQUITY DIVISION  *
                                  NON-TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  4.4442          $  5.3182         2,002,962
             1995    $  3.3094          $  4.4140         2,104,990
             1994    $  3.3224          $  3.2870         1,733,131
             1993    $  3.5222          $  3.3225         2,180,991
             1992    $  3.2453          $  3.5405         2,447,435
             1991    $  2.3781          $  3.2315         2,668,712
             1990    $  2.5758          $  2.3921         3,515,922
             1989    $  1.9798          $  2.5367         4,363,345
             1988    $  1.8816          $  1.9930         5,022,828
             1987    $  1.8403          $  1.8302         5,758,523
             1986    $  1.6543          $  1.8183         5,908,341
             1985    $  1.3050          $  1.6650         6,402,515
             1984    $  1.3053          $  1.3147         6,282,175
             1983    $  1.0610          $  1.3055         2,487,117



               * =  As of April 18, 1995, the former Growth and Income
                      Division was merged into the Equity Division and the name of the Equity Division was changed to Growth and Income II Division.

                                   INCOME DIVISION
                                    TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD


             1996    $  3.1355          $  3.1734         1,313,122
             1995    $  2.6495          $  3.1359         1,580,611
             1994    $  2.7613          $  2.6484         2,006,254
             1993    $  2.4922          $  2.7602         2,372,918
             1992    $  2.3148          $  2.4665         3,146,768
             1991    $  2.0194          $  2.3365         3,898,682
             1990    $  1.9064          $  1.9976         4,611,938
             1989    $  1.6895          $  1.9058         5,842,385
             1988    $  1.5889          $  1.6886         6,396,491
             1987    $  1.5971          $  1.5876         6,645,820
             1986    $  1.3641          $  1.5964         6,022,580
             1985    $  1.1209          $  1.3635         5,354,109
             1984    $  1.0395          $  1.1325         1,600,684
             1983    $  1.0409          $  1.0387         1,600,684

                                   INCOME DIVISION
                                  NON-TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD


             1996    $  3.0972          $  3.1351         2,394,183
             1995    $  2.6168          $  3.0976         2,678,698
             1994    $  2.7274          $  2.6157         3,034,007
             1993    $  2.4620          $  2.7263         3,998,875
             1992    $  2.2868          $  2.4366         4,270,125
             1991    $  1.9950          $  2.3082         4,705,841
             1990    $  1.8835          $  1.9735         6,081,726
             1989    $  1.6693          $  1.8830         7,317,320
             1988    $  1.5699          $  1.6683         8,266,780
             1987    $  1.5778          $  1.5685         8,512,544
             1986    $  1.3477          $  1.5772         8,298,677
             1985    $  1.1074          $  1.3471         8,265,130
             1984    $  1.0408          $  1.1190         8,176,702
             1983    $  1.0064          $  1.0401         3,193,116

                                 VOYAGER DIVISION  *
                                    TAX QUALIFIED

             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD

             1996    $  2.2334          $  2.4937           751,632
             1995    $  1.6061          $  2.2337           781,624
             1994    $  1.6303          $  1.6261           798,724
             1993    $  1.4965          $  1.6546           825,839
             1992    $  1.3365          $  1.5166           972,470
             1991    $  0.8190          $  1.3366           978,329
             1990    $  0.9012          $  0.8289         1,022,612
             1989    $  0.7563          $  0.8914           992,682
             1988    $  0.6929          $  0.7564           908,009
             1987    $  1.0000          $  0.6729           782,442


               * = Prior to April 18, 1995, the Voyager Division was
                     named the Aggressive Equity Division.

                                  VOYAGER DIVISION *
                                  NON-TAX QUALIFIED


             YEAR    ACCUMULATION       ACCUMULATION      NUMBER OF
                     UNIT VALUE AT      UNIT VALUE AT     ACCUMULATION
                     BEGINNING OF       END OF PERIOD     UNITS
                     PERIOD                               OUTSTANDING AT
                                                          END OF PERIOD


             1996    $  2.2298          $  2.4894           633,799
             1995    $  1.6031          $  2.2301           645,524
             1994    $  1.6302          $  1.6231           649,408
             1993    $  1.4965          $  1.6545           767,780
             1992    $  1.3363          $  1.5164           761,087
             1991    $  0.8188          $  1.3364           757,114
             1990    $  0.9011          $  0.8287           781,471
             1989    $  0.7562          $  0.8913           750,969
             1988    $  0.6928          $  0.7563           731,019
             1987    $  1.0000          $  0.6728           764,338


               * = Prior to April 18, 1995, the Voyager Division was named the Aggressive Equity Division.



          Data for the Voyager Division (formerly the Aggressive Equity Division), covers the period from March 31, 1987 (commencement of operations) to December 31, 1995.



          2.   Money Market Division - Yield Information:

               The Separate Account provides "current yield" and "effective yield" quotations with respect to the Money Market Division. Both yield figures are based on historical earnings and are not intended to indicate future performance. A description of the method used to compute such yield quotations is included in the Statement of Additional Information.

               The "current yield" of the Money Market Division refers to the income generated by an investment in such Division over a particular seven-day period; the particular seven-day period will be stated in the quotation. This income is then "annualized" - that is, the amount of income generated by the investment during the seven-day period is assumed to be earned each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner; however, when annualized, the income earned by an investment in the Money Market Division is assumed to be reinvested. Due to the compounding effect of this assumed reinvestment, the "effective yield" will be slightly higher than the "current yield".


          3.   Financial Statements:

               The  financial  statements  of  the  Separate   Account  and
               Investors Life Insurance Company of North America are included in the Statement of Additional Information.

                        DESCRIPTION OF THE INSURANCE COMPANY,
                          THE SEPARATE ACCOUNT AND THE FUND

          THE INSURANCE COMPANY

          Investors Life Insurance Company of North America is a stock life insurance company, organized in 1963 under the laws of the Commonwealth of Pennsylvania. In December, 1992, the Insurance Company changed its state of domicile to the State of Washington and merged with its immediate parent company (Investors Life Insurance Company of California). As a result of the merger, Investors Life Insurance Company of North America assumed all of the assets and obligations of Investors Life Insurance Company of California, and Investors Life Insurance Company of North America was the surviving company. In June, 1993, Investors Life merged with its immediate parent company, Standard Life Insurance Company. Investors Life was the surviving entity. As a result, Investors Life became a direct subsidiary of InterContinental Life Corporation, an insurance and financial service holding company. The administrative offices of the Insurance Company are located at 701 Brazos Street, Austin, Texas 78701. The statutory home office of the Insurance Company is 2101 4th Ave., Seattle, Washington 98121-2371. Prior to December 28, 1988, the Insurance Company was an indirect wholly-owned subsidiary of CIGNA Corporation.


          THE SEPARATE ACCOUNT

          The Insurance Company established the Separate Account pursuant to the provisions of the Pennsylvania Insurance Code and has registered it as a unit investment trust under the Investment Company Act of 1940. The Separate Account commenced operations on September 15, 1982.

          The Separate Account currently contains four Divisions, one for each class of shares of the Fund. Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds group as the underlying funding vehicle for the Separate Account, the Separate Account contained five divisions. In connection with the substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the name of the Equity Division was changed to the Growth and Income II Division. See also, the discussion of the substitution under the caption " Putnam Variable Trust " (page 21). Each Division reflects the investment performance of the specific class of Fund shares allocated to it, and is divided into subdivisions for tax qualified and non-tax qualified contracts, respectively. The Voyager

          Division (formerly the Aggressive Equity Division) was initially made available under the Separate Account on March 31, 1987. Each Separate Account Division is administered and accounted for as part of the general business of the Insurance Company; however, the income, capital gains or capital losses of each Division's subdivision are credited to or charged against the assets allocated to that subdivision without regard to other income, capital gains or capital losses of any other subdivision or arising out of any other business the Insurance Company may conduct.

          The contractual obligations under the Contracts funded by the Separate Account are assumed by the insurance Company; however, the investment risk under a Contract is borne by the Contract Owner.

             Putnam Variable Trust

             Putnam  Variable Trust, formerly  known as the  Putnam Capital
          Manager  Trust,       was established  to  fund variable  annuity
          contracts offered by various insurance companies. Putnam Variable Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Putnam Variable Trust offers a number of separate portfolios of investments having a variety of investment objectives. Currently, only the following portfolios of Putnam Variable Trust are available under variable annuity contracts offered by this Prospectus:

                  Putnam  VT U.S. Government and High Quality Bond Fund
               (which serves as the underlying funding vehicle for the Income Division) -seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poors or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


                  Putnam VT Growth and Income Fund     (which serves as the
               underlying funding vehicle for the Growth and Income II Division, formerly known as the Equity Division) - seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income or both.

                  Putnam  VT Money  Market Fund      (which  serves as  the
               underlying funding vehicle for the Money Market Division) - seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high quality money market instruments.


                  Putnam  VT   Voyager  Fund       (which  serves   as  the
               underlying funding vehicle for the Voyager Division, formerly known as the Aggressive Equity Division) - seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

          The shares of each portfolio of Putnam Variable Trust are purchased by the Insurance Company at net asset value (without sales load) for the corresponding Separate Account Division to support the cash values of the Contracts.

          Putnam Investment Management, Inc. ("Putnam Management") is the investment adviser to Putnam Variable Trust . Putnam Management is wholly-owned by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

          Prior to April 18, 1995, shares of CIGNA Annuity Funds Group served as the underlying investment vehicle for the Divisions of the Separate Account. As a result of the decision of CIGNA Investments, Inc. ("CII") (the investment adviser to the CIGNA Annuity Funds Group to withdraw from the active management of equity-based portfolios, the Insurance Company commenced a search for another mutual fund group which was in a position to provide substitute portfolios for the Separate Account, as well as to provide an investment adviser to provide equity advisory services to the equity divisions of CIGNA Annuity Funds Group during a transition period prior to the effective date of the fund substitution. Following discussions with several major mutual fund groups, Investors and CII determined that the Putnam Variable Trust and Putnam Management would provide a means for the orderly withdrawal of CII's investment advisory services, in light of (i) the willingness of Putnam Management to provide interim advisory services to the equity divisions of the CIGNA Annuity Funds Group, (ii) the availability of funds which offer investment objectives similar to those provided by each series of the CIGNA Annuity Funds Group and (iii) the availability of a current Putnam Variable Trust registration for funds which could be substituted for the CIGNA Annuity Funds Group as the underlying investment vehicle for variable annuity contracts sponsored by Investors. On November 29, 1993, the Board of Trustees of the CIGNA Annuity Funds Group, acting on the advice of CII, terminated the appointment of CII as investment adviser to the CIGNA Annuity Equity Fund, the CIGNA Annuity Growth and Income Fund and the CIGNA Annuity Aggressive Equity Fund (the "CIGNA Equity Funds"). At the same time, the Board of Trustees appointed Putnam Management as the investment adviser to the CIGNA Equity Funds. For the period from November 23, 1993 to April 18, 1995 (the effective date of the fund substitution), Putnam Management served as the investment adviser to the equity divisions of the CIGNA Annuity Funds Group.

          Putnam Management has agreed to reimburse the Insurance Company for certain costs that it will incur in connection with the servicing of Contracts. The amount of this reimbursement is equal to 25% of the effective management fee received by Putnam Management with respect to assets allocated by the Insurance Company to the applicable portfolio of Putnam Variable Trust , plus an annual rate of one basis point times the average daily net assets allocated during the computation period
          by the Insurance Company to    Putnam Variable Trust    .

          The prospectus of Putnam Variable Trust , which accompanies this Prospectus, contains a more complete description of the investment objectives, including attendant risks, of each portfolio of Putnam Variable Trust . In considering the purchase of the Contracts offered in this Prospectus, you should
          read the  prospectus of    Putnam Variable Trust     carefully.


                                    VOTING RIGHTS

          The Insurance Company is the owner of record of the shares of each series of shares of Putnam Variable Trust . It will vote such shares held in each Separate Account division at regular and special meetings of shareholders of Putnam Variable Trust in accordance with instructions received from persons having an interest in such series of Putnam Variable
          Trust     shares.

          During the Accumulation Period, owners of Contracts shall have a voting interest with respect to their accounts. During the Annuity period, the person entitled to variable Annuity Payments will be the person having such voting interest.

          Each person having a voting interest in shares of Putnam Variable Trust attributable to a Contract will initially be allowed to vote the number of accumulation units credited to a Contract under the Separate Account Division composed of such
             Putnam Variable Trust shares. Persons receiving Annuity Payments will be allowed an equivalent vote which shall be determined by dividing the value of the reserve maintained in such Separate Account Division to meet the annuity obligations, by the value of an accumulation unit. Since voting power is determined by the Separate Account Division Contract value, such power will normally diminish during the annuity payout phase.

          After votes are tabulated, the Insurance Company will then determine the number of Separate Account Fund shares to be voted affirmatively in accordance with the proportion of affirmative votes received to the total number of votes received from persons having a voting interest in such Fund shares. Negative votes will be similarly determined.

          Assets may also be maintained in Separate Account Divisions with respect to contracts other than those offered by this Prospectus, and votes attributable to such other contracts will be computed in the same manner.

                                 DEDUCTIONS AND EXPENSES


          A.   CONTRACT CHARGES:

               The following deductions are made under the Contracts:

                    Administrative Expense:  The Insurance Company  deducts
                    expense  charges  from  the   Contract  value  on  each
                    anniversary of the issue date.

                    During the Accumulation Period, this charge is $25.00 (the "Annual Contract Fee"), plus $5.00 (the "Exchange Fee") for the second and each subsequent transfer of Accumulation Value among Divisions during the Contract Year. Accumulation units will be reduced proportionately on each anniversary date to reflect this charge. No administrative expense charges are deducted in the event of a full surrender or death benefit settlement prior to the anniversary date.

                    During the Annuity Period, this charge is $5.00 (the "Exchange Fee") for the second and subsequent transfer of Annuity Unit values among Divisions during the Contract Year.

                    The Insurance Company reserves the right to terminate the privilege of the Contract Owner to make more than one transfer of Accumulation Units, or Annuity Units, during a Contract Year. However, there is no present intent to impose such a limitation, and written notice will be given to Contract Owners prior to any such change.

                    The Insurance Company's administrative expenses include salaries, rent, postage, telephone, travel, legal, administrative, actuarial and accounting fees, periodic reports, office equipment, stationary and custodial expenses. The administrative expense charge is not anticipated to exceed the expenses to be incurred by the Insurance Company for administration of the Contracts.

                    Premium Taxes:   Premium taxes ranging  from .5% to  3%
                               are currently imposed by certain states  and
                               municipalities   on   payments  made   under
                               annuity    contracts.       Under   deferred
                               Contracts, any premium tax will be deducted either from the Purchase Payment or from the Accumulation Value upon annuitization, as determined in accordance with applicable law.

                    Deferred Sales Charge: The Contracts include a deferred sales charge, which is assessed against amounts withdrawn (total or partial surrender) during early Contract Years, measured from the date of Contract issuance.

                    The charges determined as follows will be assessed upon amounts withdrawn during any one of the first six Contract Years (measured from the date of issue) which exceed 10% of the Purchase Payment:

                    Contract Year                       Percentage Charge

                            1                                 6%
                            2                                 5%
                            3                                 4%
                            4                                 3%
                            5                                 2%
                            6                                 1%
                            7 and thereafter                  0%

                    In  no event  will this  charge  exceed 8  1/2% of  the
                    amount  of  the   Purchase  Payment  accepted  by   the
                    Insurance Company for a Contract.

                    An amount up to 10% of the Purchase Payment may be withdrawn in any one Contract Year without charge. Federal penalty taxes may be imposed on early withdrawals.

                    The Deferred Sales Charge is made as a means for the Insurance Company to recover expenses incurred in connection with distribution of the Contracts when a withdrawal is made during early Contract Years. Because the Contracts are normally purchased for the long term, the Insurance Company expects to recover such expenses over time. Amounts anticipated to be collected by this means may, however, be insufficient to reimburse the Insurance Company for its anticipated distribution expenses. Amounts from the Company's general account assets (including the profits, if any, from the Mortality and Expense Risk Deduction) may be used to cover such expenses.

                    Mortality and Expense Risk Deduction: The Insurance Company makes a daily charge of 0.0000327 of the value of the assets in each subdivision of the Separate Account (1.2% on an annual basis, consisting of approximately 0.8% for mortality risks (the "Mortality

                    Risk Fee") and approximately 0.4% for expense risks (the "Expense Risk Fee")).

                    The Insurance Company's assumption of mortality risk arises from its contractual obligation to make Annuity Payments to each Annuitant regardless of how long he lives and how long all annuitants as a group live. Also, the Insurance Company assumes mortality risk because of annuity rates in the Contracts, which cannot be increased; and, if the Annuitant should die during the Accumulation Period, the Insurance Company is at risk that the Accumulation Value may not equal the Death Proceeds.

                    The Insurance Company also assumes the risk that the amounts deducted for sales and administrative expenses may be insufficient to cover the actual cost of such items.

          The above-described deductions may be modified by the Insurance Company to the extent required by applicable federal or state law. However, except as described above, the deductions may not be modified by the Insurance Company.

          B.   EXPENSES AND RELATED INFORMATION:

          The Contracts are sold by licensed insurance agents of the Insurance Company who are also registered representatives of broker/dealers who have sales agreements with the Insurance Company and the principal underwriter, ILG Securities Corporation.

          The sales agreements between the principal underwriter and broker/dealers provide for commissions in an amount equal to 4% of the Purchase Payment under the Contract.

          Registered representatives of ILG Securities Corporation may also sell the Contracts.

          In connection with the distribution of the Contracts, the Insurance Company pays servicing fees to certain broker/dealers who agree to provide ongoing Contract Owner administrative services. No charges are separately assessed under the Contracts, nor are deductions made from the Separate Account for these costs.

          The expenses of the Separate Account consist of the mortality and expense risk deduction described under "Contract Charges", above. As a percentage of average net assets, this expense is 1.2% on an annual basis.

          The prospectus of Putnam Variable Trust the expenses and fees which are paid out of the assets of portfolios used to fund the Separate Account. For a discussion of such expenses and fees, please refer to the prospectus of Putnam Variable
          Trust    .

                  GENERAL DESCRIPTION OF VARIABLE ANNUITY CONTRACTS


          Description  of Contract Rights:   The Contracts  provide certain
          rights during the Accumulation Period, the Annuity Period and upon death of the Owner or Annuitant:

               a.   Accumulation Period:   During the  Accumulation Period,
                               the Owner of a Contract has the right to:
                               Change the beneficiary for death proceeds;
                               surrender  the Contract in  whole or in part
                               for its Withdrawal Value;
                               change the annuity payout option;
                               change the death benefit payout option;
                               transfer  Contract  values between  Separate
                               Account Divisions;
                               instruct the Insurance Company  as to voting
                               of Fund shares;
                               cancel the  Contract by returning it  to the
                               Insurance  Company  within  10   days  after
                               receipt;
                               change   the  designated   Separate  Account
                               Division for allocation of
                               future contributions;
                               change  the date  Annuity Payments  commence
                               (not  later  then  Annuitant's  age  75;  an
                               earlier  age may  be required  in connection
                               with   certain  Contracts   issued  to   tax
                               qualified plans);
                               change   the   payee  to   receive   Annuity
                               Payments;
                               assign ownership rights under the Contract, upon advance written notice to the Company.


                b.  Annuity Period:   During the Annuity Period,  the Owner
                               of a Contract has the right to:

                               transfer  Contract  values between  Separate
                               Account Divisions;
                               change   the   payee  to   receive   Annuity
                               Payments,   during  the   lifetime  of   the
                               Annuitant;
                               change  the  beneficiary under  any  Annuity
                               Payout Option which provides for a death benefit upon death of the Annuitant; change may be made only during lifetime of the Annuitant;
                               instruct the Insurance Company as to voting of Fund shares.

                c.   Death Benefits - Accumulation Period:

                    In the event death benefit proceeds become payable during the Accumulation Period, the Beneficiary designated by the Owner is entitled to payment of such proceeds. If no designated Beneficiary survives the Annuitant and no other designation is provided, the Owner shall be the Beneficiary, if he survives the Annuitant; otherwise, the Owner's estate shall be the Beneficiary.

                    If no Annuity Payout Option has been selected by the Owner for death benefit proceeds, and if the Insurance Company has not previously made a lump sum payment, the beneficiary may choose an Annuity Payout Option for receipt of such proceeds.

               d.   Death Benefits - Annuity Period:

                    If the Annuitant dies while receiving Annuity Payments, the remaining payments, if any, will be payable to the Beneficiary designated by the Owner. However, if Annuity Payments are being paid to a Beneficiary as a death benefit, and such Beneficiary dies, the Beneficiary's estate shall be entitled to receive payment of any remaining proceeds.

                    In the case of Contracts which are subject to the requirements of section 72(s) of the Internal Revenue Code (See "Death Benefits - Required Distribution Provisions"), the Contracts provide that if the Owner dies while the Annuitant is receiving Annuity Payments, the Annuitant is entitled to receive the remaining payments.


          Limitation on Contract Rights: The Contracts may be issued pursuant to a tax qualified or non-tax qualified plan or trust. Such plan or trust may limit the exercise by participants in the plan or trust of certain rights granted by the Contract to Owner, Annuitant or Beneficiary. For example, although the Contract permits redemption of all or part of their value prior to the time Annuity Payments begin, the plan or trust may not permit the Owner to exercise such right. Certain plans or trusts may require that the Owner acquire a 100% vested or nonforfeitable interest in the benefits provided by the plan or trust before he may exercise any of the rights provided by the Contract. The provisions of the plan or trust instrument should be referred to in connection with the Contracts.

          In addition, assignment of interests under the Contract is prohibited when the Contracts are used to fund retirement plans qualified under sections 401, 403(a), 403(b) or 408 of the Internal Revenue Code, unless the Owner is other than the Annuitant or the Annuitant's employer.


          Transfers Between Separate Account Divisions: Once each Contract Year, the Owner may elect to transfer all or a portion of Contract value to one or more of the other Separate Account Divisions, without charge. The Owner may also elect to make additional transfers of Contract value(s) between Separate Account Divisions each Contract Year; a charge of $5.00 is made by the Insurance Company for each such additional transfer. The Insurance Company reserves the right to limit transfers to one per Contract Year. In such event, written notice will be provided to all Contract Owners.

          All elections to transfer must be in writing, signed by the Owner and received by the Insurance Company.

          No transfer of Separate Account Divisions is permitted: (i) within 30 days of Annuity Commencement Date; (ii) if it would result in applying the value of a Contract to more than five Separate Account Divisions, (iii) if prohibited by state law; or
          (iv) if prohibited by the applicable retirement plan.

          The number of Accumulation Units credited in the newly elected Separate Account Division(s) will be equal to the dollar value of the amount transferred divided by the current value of one Accumulation Unit in such newly elected Division(s).

          The number of Annuity Units credited in a newly elected Division will be determined by multiplying the number of Annuity Units in each Division to be transferred by the current value of one such Annuity Unit in the newly elected Division.

          Contract Owners (and Payees) who contemplate making a transfer should first carefully consider their annuity objectives and investment objectives of the current and proposed underlying classes of Fund shares. Frequent transfers may be inconsistent with the long-term objectives of the Contracts.

          Substituted Securities:

          If any class of Fund shares should become unavailable for purchase by the Insurance Company, or if in the judgment of the Insurance Company further investment in such class is no longer appropriate in view of the purposes of the Separate Account, there may be substituted therefor other shares or classes of shares of a mutual fund which will be described in the Prospectus by amendment or revision and net Purchase Payments received after a date specified by the Insurance Company may be applied to the purchase of other shares or classes of shares of such fund. In either event, prior approval by the affected Separate Account Division shall be obtained. No substitution for shares or classes of shares of a fund not described in this Prospectus will be made without the prior approval of the Securities and Exchange Commission.

          Change in Operations:

          The Insurance Company may also sell other forms of variable annuity contracts from time to time, such as group contracts and flexible payment individual contracts, which provide benefits that vary in accordance with the investment experience of the particular Separate Account Division in which they participate. In addition, the Insurance Company may create new Divisions of the Separate Account to provide additional funding options to Contract Owners. No assurance can be given that any new Divisions, if created, will be made available to Contract Owners. The Contracts limit to five (5) the maximum number of Divisions which may be selected.

          The Insurance Company reserves this right to amend the Contracts to meet the requirements of the Investment Company Act of 1940, or other applicable federal or state laws or regulations.

          Contract Owner Inquiries:

          The  Owner  of  a  Contract  should  direct   all  inquiries  to:
          Investors Life Insurance Company of North America, Customer Service Department, 701 Brazos Street, Austin, Texas 78701.

          Reports:

          The Owner, or Annuitant as applicable, will receive notice of all Fund shareholder meetings. A Fund report and a statement of account as to the value of the accumulation units held under the Contract will be furnished annually to the Owner. A Separate Account report will be furnished semi-annually.

                                  THE ANNUITY PERIOD


          Annuity Commencement Date: Annuity payments will begin on the first day of the calendar month selected by the Owner. The selected  date  may be  as  early  as the  50th  birthday of  the
          Annuitant, but may not be later than the 75th birthday of the Annuitant, except where otherwise agreed to by the Insurance Company. The selection of an annuity commencement date may also be affected by the terms of a retirement plan or trust under which a Contract is issued. Contracts issued in connection with Individual Retirement Annuity plans (qualified under section 408 of the Code) provide that payments must commence not later than the end of the taxable year in which the Annuitant attains age 70-1/2. For Contracts issued in connection with tax sheltered (section 403(b)) annuity plans, the Internal Revenue Code requires that distributions must commence no later than the year the Annuitant attains age 70-1/2 (or the year the Annuitant retires with respect to years beginning prior to January 1,
          1989);  these provisions  apply  to  benefits  accruing  under  a section 403(b) annuity contract after December 31, 1986. Unless otherwise instructed by the Owner, the annuity commencement date is the Contract anniversary nearest the Annuitant's age 65.


          Annuity Payments: The level of annuity payments is based on (i) the table specified in the Contract which reflects the adjusted age of the Annuitant, (ii) the type of annuity payout option selected and (iii) the investment performance of the underlying Fund shares selected. The amount of annuity payments will not be affected by adverse mortality experience or any increase in the expenses of the Insurance Company in excess of the charges made under the Contract. If the Insurance Company is required to withhold certain amounts from annuity payments, in compliance with Federal or State tax law relating to collection of income taxes at the source of payment, the amount so required will be deducted from each payment.

                    Special Note for California Contracts:
                    Certain Contracts which are issued subject to California law contain annuity tables which reflect the adjusted age and sex of the Annuitant. The Insurance Company issues this type of contract where issuance is not known by the Company to be part of an employer-sponsored plan.

          Annuity Payout Options: The Owner may elect to have Annuity Payments made under any one of the Annuity Payout Options described below. In addition, the Annuity Payout Options may be selected for payout of the Death Proceeds during the Accumulation Period, upon the death of the Annuitant or Owner, as applicable. A change of option is permitted if made at least 30 days before the date Annuity Payments are to commence. In the absence of an election, Annuity payments will be made in accordance with Option 2 below with 120 monthly payments certain (10-year period). Annuity payments will be paid monthly except that (i) proceeds of less than $3,000 will be paid in a single sum or (ii) a schedule of payments payable monthly may be changed to avoid payments of less than $20.


          Option 1 - Life Annuity: An annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. There is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. IT WOULD BE POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, TWO IF DEATH OCCURS BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT DATE, AND SO ON.


          Option 2 - Life Annuity with Annuity Payments Guaranteed for a Designated Period: An annuity payable monthly during the lifetime of the Annuitant. If, at the death of the Annuitant, payments have been made for less than the designated period, any unpaid Annuity Payments will be paid to the end of the designated period. Such period may be (a) 10 years, (b) 15 years, or (c) 20 years.


          Option 3 - Unit Refund Life Annuity: An annuity payable monthly during the lifetime of the Annuitant, terminating with the last Annuity Payment due before the death of the Annuitant. An additional payment, less any amounts required to be withheld for taxes, may then be payable. Such payment at death will be equal to the dollar value of a number of annuity units equal to (a) minus (b), if such difference is positive, where:


                    total amount applied under the Option at the
          (a)  =    annuity commencement date

                    annuity unit value at the annuity commencement date

                    number of annuity units represented by each
          (b)  =    monthly  Annuity  Payment  paid  times  the  number  of
                    monthly annuity payments made.

          Option 4 - Joint and Last Survivor Annuity: An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. AS UNDER OPTION 1, THERE IS NO MINIMUM NUMBER OF GUARANTEED ANNUITY PAYMENTS UNDER THIS OPTION.


          Option 5 - Joint and Two-thirds Survivor Annuity: An annuity payable monthly during the joint lifetime of the annuitant and a designated second person and continuing during the lifetime of the survivor in a reduced amount which reflects two-thirds of the number of annuity units in effect during such joint lifetime. AS UNDER OPTION 1, THERE IS NO MINIMUM NUMBER OF GUARANTEED ANNUITY PAYMENTS UNDER THIS OPTION.


          Option 6 - Payments for a Designated Period: An annuity payable monthly for a designated number of years from 5 to 30. In the event of the Annuitant's death prior to the end of the designated period, Annuity Payments will be continued during the remainder of such period. ANNUITY PAYMENTS UNDER THIS OPTION ARE BASED UPON THE PAYMENT OF THE MORTALITY AND EXPENSE RISK DEDUCTION, EVEN THOUGH THERE IS NO LIFE CONTINGENCY RISK ASSOCIATED WITH THIS OPTION.


          Determination of Monthly Annuity Payments: A description of the method for determining the first and subsequent annuity payments is included in the Statement of Additional Information. The Contracts contain tables indicating the dollar amount of the first monthly Annuity Payment which can be purchased with each $1,000 of value accumulated under the Contract. These tables include an assumed interest rate of 6% per annum. This 6% assumed rate is the measuring point for subsequent Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 6%, the Annuity Payments will remain constant. If the actual net investment rate exceeds 6%, the Annuity Payments will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 6%, Annuity Payments will decrease.

                    Special Note for New Jersey Contracts:
                    Contracts subject to New Jersey law contain tables indicating an amount of first monthly annuity payment based on an assumed interest rate of 5% rather than 6%.

          The objective of the Contracts is to provide benefit installments which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed rate of 6% (5% for New Jersey Contracts) by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest rate were to be increased, Annuity Payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest rate would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

          Transfer During the Annuity Period: For a description of the Contract provisions applicable to transfers between Separate
          Account Divisions, refer to "General Description of Variable Annuity Contracts - Transfers Between Separate Account Divisions".

                                    DEATH BENEFITS

          Accumulation Period: If the Annuitant dies during the Accumulation Period, and prior to the death of the Owner (if the Owner is an individual other than the Annuitant), death benefit proceeds will be equal to the Accumulation Value of the Contract determined on the valuation date coincident with or next following the date due proof of the Annuitant's death is received by the Insurance Company. However, if death occurs before age 75, while the Owner (if other than the Annuitant) is living and before Annuity Payments begin, the Insurance Company guarantees that the death proceeds will not be less than the amount of Purchase Payments made under the Contract, less a reduction for prior redemptions.

          The amount of death benefit proceeds payable to a Beneficiary will be reduced by an applicable state premium tax and by any amounts required to be withheld for Federal or State income taxes.

          The Owner may designate the Annuity Payout Option for death benefit proceeds. If no such Option is in effect at the time death benefit proceeds are to be paid, the proceeds will be payable either (i) in a single sum or (ii) under an Annuity Payout Option selected by the Beneficiary. In the absence of such an election by the Beneficiary, the proceeds will be paid in a single sum.

          Annuity Period: If the Annuitant dies after the commencement of Annuity Payments, the death proceeds, if any, will depend upon the Annuity Payout Option in effect at the time of death. Under Options 2, 3 or 6, any remaining payments will be made to the Beneficiary during the designated period. However, if Annuity Payments are being made as a death benefit to a Beneficiary, and such Beneficiary dies, the present value of the remaining payments under Options 2, 3 or 6 will be paid in a lump sum (at an interest rate of 6% for Options 2 and 6) to the Beneficiary's estate.

          Required Distribution Provisions (Applicable to Contracts other than Contracts owned by the sponsor of a retirement plan qualified under section 401(a) or 403(a) of the Internal Revenue Code, Contracts issued in connection with a tax sheltered annuity plan under Section 403(b) of the Internal Revenue Code, or Contracts issued in connection with an Individual Retirement Arrangement under Section 408 of the Internal Revenue Code):

          Under the provisions of section 72(s) of the Internal Revenue Code, the contracts described in this section must contain specific rules for distribution of the value of the Contract in the event of the Owner's death. Contracts issued by the Insurance Company which are subject to the requirements of section 72(s) will include the following provisions:


                    Accumulation Period - If the Owner of the Contract and the Annuitant is the same person, the Contract provides that if the Owner dies before annuity payments commence, death proceeds must be distributed to the designated beneficiary within 5 years after death of the Owner/Annuitant. Alternatively, if the designated beneficiary is a natural person, such proceeds may be distributed over the life of such beneficiary, or a period not extending beyond the life expectancy of such beneficiary. In this event, payments to the beneficiary must commence not later than one year after the death of the Owner/Annuitant (or such later date as permitted under regulations to be issued by the Secretary of Treasury). The amount of such death proceeds is determined as described in "Death Benefits - Accumulation Period", above.

                    If the Owner of the Contract is a corporation or other non-individual, section 72(s), as amended by the Tax Reform Act of 1986, provides that the primary annuitant (as defined in the Code) shall be treated as the Owner of the Contract for purposes of the required distribution provisions. Thus, the death of the primary annuitant will result in application of the distribution requirements described in the preceding paragraph.

                    Where the Owner of the Contract is an individual other than the Annuitant, the Contract provides that if the Owner dies before the Annuitant and before annuity payments commence, death proceeds will be equal to the accumulation value of the Contract determined on the valuation date coincident with or next following the date proof of the Owner's death is received by the Insurance Company. However, if the death of the Owner occurs prior to his age 75 and before annuity payments begin, the Insurance Company guarantees that the death proceeds cannot be less than the amount of the Purchase Payment made under such Contract, less a reduction for any prior redemptions. The amount of death proceeds payable to a beneficiary will be reduced by applicable state premium taxes and by any amounts required to be withheld for Federal or State income taxes. The amount of such death proceeds must be distributed to the designated beneficiary within 5 years after death of the Owner. Alternatively, if the designated beneficiary is a natural person, such proceeds may be distributed over the life of such beneficiary, or a period not extending beyond the life expectancy of such beneficiary. In such event, payments to the beneficiary must commence not later than one year after the death of the Owner (or such later date as permitted under regulations to be issued by the Secretary of Treasury). The Contract also provides that if the designated beneficiary is the surviving spouse of the Owner, no death proceeds shall be payable at the death of the Owner, and such spouse shall become the owner of the Contract. If death proceeds are payable on account of death of the Owner, then no death proceeds are payable upon the subsequent death of the Annuitant.

                    Annuity Period - If the Owner of the Contract and the Annuitant is the same person, the Contract provides that if the Owner dies after annuity payments commence, the remaining payments under the Contract must be paid at least as rapidly as under the method of payment in effect on the date of death of the Owner.

                    If the Owner of the Contract is a corporation or other non-individual, section 72(s), as amended by the Tax Reform Act of 1986, provides that the primary annuitant (as defined in the Code) shall be treated as the Owner of the Contract for purposes of the required distribution provisions. Thus, the death of the primary annuitant will result in the application of the distribution requirements described in the preceding paragraph.

                    Where the Owner of the Contract is an individual other than the Annuitant, the Contract provides that if the Owner dies after annuity payments commence (or after the death of the Annuitant while payments are being made to a beneficiary), the remaining payments must be paid out at least as rapidly as under the method of payment in effect on the date of death of the Owner.

                            PURCHASES AND CONTRACT VALUES


          How to Purchase a Contract:

          The Contracts are sold by licensed insurance agents of the Insurance Company who are also registered representatives of broker/dealers which have sales agreements with ILG Securities
          Corporation   and    the   Insurance    Company.       Registered
          representatives of ILG Securities Corporation may also sell the Contracts. The principal underwriter of the Contracts is ILG Securities Corporation. ILG Securities Corporation is an indirect, wholly-owned subsidiary of InterContinental Life Corporation. The Insurance Company is a direct, wholly-owned subsidiary of InterContinental Life Corporation. The principal business address of ILG Securities Corporation is 701 Brazos Street, Austin, Texas 78701.

          A Contract may be purchased by delivering a completed application, including Purchase Payment allocation instructions, such other forms as the Insurance Company requires and the Purchase Payment, where applicable, to the soliciting agent who will forward such payment and forms to the Insurance Company.

          If the application is complete and correct upon receipt by the Insurance Company, and if all other required information and the Purchase Payment have also been received by the Insurance Company at its Home Office, the Contract will be issued and the net purchase payment will be credited to the Contract to reflect the net asset value of the applicable Division'(s) underlying class of Fund shares next computed within two business days following
          such  receipt.   In the event  that the Purchase  Payment and the
          application are received by the Insurance Company in an amount or under circumstances whereby the Insurance Company has not been provided with correct or sufficient information to establish an account or with instructions as to the proper crediting of such payment, then the Insurance Company will, within five (5)
          business  days following  receipt, inform  the  purchaser of  the
          reasons for delay and  will  request  the   purchaser  to  supply
          corrections and further information or instructions with regard to the applicable account. In this event, the Insurance Company
          will  return the Purchase   Payment  to  the purchaser  within  5
          days, unless it obtains the Purchaser's consent to retain the payment until the corrections have been received.

          Upon such receipt, the Contract will be issued and the net Purchase Payment will be credited to the Contract to reflect the net asset value of the applicable Division'(s) underlying class of Fund Shares next computed within the next two business days.

          If the requested corrections, information or instructions are not subsequently furnished to the Insurance Company within a reasonable time period following the request, the Company will return any retained purchase payment to the purchaser. Likewise, if at any time the Insurance Company determines that it cannot establish the requested account, it will return such purchase payment immediately upon making such determination.

          If the application is for a Contract used in connection with an Individual Retirement Arrangement (IRA) under Code Section 408, the Insurance Company will hold the Purchase Payment in a suspense account until the expiration of the IRS-mandated revocation period. Under IRS regulations, if an individual receives IRA informational disclosure fewer than seven days prior to the date on which the plan is established, the individual is permitted a seven-day period following establishment of the plan during which to revoke the plan and receive a refund. The Purchase Payment will be applied as of the valuation date next following expiration of the revocation period. No interest will be paid on funds held in such suspense accounts.

          Purchase Payments:

          The minimum Purchase Payment is $3,000.

          Application of Net Purchase Payments:

          The Insurance Company will reduce the Purchase Payment by any applicable Premium Tax to determine the Net Purchase Payment. Upon the purchase of a Contract, the amount of the Net Purchase Payment credited to a Contract will reflect the net asset value of the applicable Division(s)' underlying class of Fund shares next computed within the next two business days following the Insurance Company's receipt of the payment. However, if any of the required material is incomplete, incorrect or if the payment has not been made, then a delay in Contract issuance or crediting of a subsequent payment may be encountered.

          Crediting Accumulation Units:

          Accumulation Units represent the value of the Owner's Contract attributable to the applicable Division(s) selected (maximum of five). The number of Accumulation Units to be credited to the Owner's account within a Division is determined by dividing the Net Purchase Payment allocated to that Division by the Accumulation

          Unit value of the applicable Division as of the Valuation Date next computed following the Insurance Company's determination to credit a payment to the Contract. The number of accumulation units will not change because of a subsequent change in the value of the unit, but the dollar value of an accumulation unit will vary to reflect the investment experience of the class(es) of Fund shares underlying the selected Division(s).


          Value of an Accumulation Unit: (Note - although the following refers to a "Division", the values are determined independently for each sub-division). The value of an Accumulation Unit for each Separate Account Division was established at $1 as of the date the applicable class of Fund shares were first purchased for that Division. The value of accumulation units subsequently is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Date by a net investment factor for the Valuation Period ending on such date.

          A net investment  factor for  a Valuation  Period is  the sum  of
          1.000000 plus the net investment rate for the applicable Separate Account Division. The net investment rate for the applicable Division is equal to the gross investment rate of that Division for the valuation period expressed in decimal form to seven places, less a deduction of 0.0000327 for each day in the valuation period (1.2% annually - the fee charged by the Insurance Company for undertaking the mortality and expense risks). The applicable gross investment rate is equal to (i) the investment income for the valuation period, plus capital gains and minus capital losses for the period, whether realized or unrealized on the assets of the Division divided by (ii) the value of such assets at the beginning of the valuation period. The gross investment rate may be positive or negative.


                                     REDEMPTIONS

          Procedures for Redemption:

          Unless prohibited by any applicable retirement plan, the Owner may redeem the Contract during the Accumulation Period in whole or in part for its Contract Withdrawal Value as of the next valuation date coincident with or next following the date the request for redemption is received by the Insurance Company. In determining redemption values, the Insurance Company does not anticipate that it will be receiving or applying any premium tax refund credits. No redemptions may be made once Annuity Payments have begun. Requests to redeem shall be made in writing to the Insurance
                                         -40-

          Company. If the request is for the entire redemption value of the Contract, it shall be accompanied by the Contract. The Contract Withdrawal Value is determined on the basis of the accumulation unit values on such valuation date, reduced by any applicable sales charges and premium taxes. Payment of the Contract Withdrawal Value, less any amounts required to be withheld for taxes, will be made within seven days after the date proper written request is received by the Insurance Company at its Home Office. However, such payment may be postponed whenever
          (i) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; (ii) the Securities and Exchange Commission permits postponement and so orders; or
          (iii) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets or disposal of securities is not reasonably practicable.

          The Owner may elect to have the redemption value applied to provide Annuity Payments under any one of the annuity payout options, as permitted under the applicable retirement plan. AMOUNTS WITHDRAWN BY THE OWNER PRIOR TO THE ANNUITY COMMENCEMENT DATE MAY BE SUBJECT TO A TAX PENALTY AND IMMEDIATE TAXATION OF ANY INVESTMENT GAIN.

          Partial Redemptions:

          The Owner may request a partial redemption of his Contract value for an amount not less than $300 provided this does not result in reducing the remaining value of the Contract to less than $1,000 on the date of redemption. Amounts required to be withheld for taxes in the event of a partial redemption will not be considered part of the remaining value of the Contract. If a partial redemption request would result in such a reduction, the Insurance Company will redeem the total Contract value and pay the remaining Contract Withdrawal Value, less any amounts required to be withheld for taxes, to the Owner.


          Restrictions Under Certain Section 403(b) Plans:

          As described in "Federal Tax Status-Tax Qualified Plans" Section 403(b)(11) of the Internal Revenue Code (the "Code") restricts the redemption under Section 403(b) annuity contracts of certain amounts which are derived from contract contributions made pursuant to a salary reduction agreement.

          As a result of these requirements, the Insurance Company will be required to restrict the amount of contract withdrawals so as to comply with the provisions of Section 403(b) (11) of the Code. The staff of the U.S. Securities and Exchange Commission has issued a "no action" letter, informing insurance companies issuing variable annuity contracts that the above-described Code restrictions may be implemented, notwithstanding the otherwise applicable redemption provisions of the Investment Company Act of 1940. The Insurance Company intends to rely upon the provisions of the SEC staff "no action" letter, and to comply with the provisions of said letter.

          THE INSURANCE COMPANY REQUIRES AN ACKNOWLEDGMENT FORM TO BE SIGNED BY PURCHASERS OF SECTION 403(b) ANNUITY CONTRACTS FOR WHICH CONTRIBUTIONS ARE MADE PURSUANT TO A SALARY REDUCTION AGREEMENT. THE SIGNED ACKNOWLEDGMENT FORM - A COPY OF WHICH IS INCLUDED AT THE END OF THIS PROSPECTUS - MUST ACCOMPANY THE CONTRACT APPLICATION.

          Right to Cancel:

          The Owner may cancel the Contract by delivering or mailing a written notice (or sending a telegram) to the Insurance Company and by returning the Contract before midnight of the 10th day after the date of receipt. The Insurance Company will return all amounts due to the Owner within ten days after receipt of notice of cancellation and the returned contact. The Owner bears the investment risk with respect to amounts allocated to the Separate Account, for the period from the date the returned Contract is received by the Company. Under the terms of the Contract, cancellation shall entitle the Owner to an amount equal to (a) the difference between premiums paid, including any contract fees and other charges, and the amounts allocated to the Separate Account, plus (b) the Accumulation Value of the Contract on the date the returned Contract is received by the Company.

                                  FEDERAL TAX STATUS

          General

          The Contracts have been designed so as to qualify as "variable annuity contracts" for Federal income tax purposes. Thus, the Contracts permit the Owner to defer Federal income taxation on increases in the value of a contract, until such time that amounts are withdrawn from the contract, received in the form of annuity payments or paid as a death benefit.

          Under the current provisions of the Code, variable annuity contracts - other than contracts issued under retirement plans which qualify for Federal tax benefits under sections 401, 403(b) or 408 of the Internal Revenue Code, or under government retirement plans (whether or not so qualified) or to a state or municipal government for use under a deferred compensation plan - will not be treated as an annuity contract for Federal income tax purposes for any period for which the investments of the segregated asset account on which the contracts are based are not
          adequately   diversified.       This   "adequately   diversified"
          requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Insurance Company believes that the current structure of the Separate Account satisfies the requirements of the regulations, and it intends that the Separate Account, as well as the underlying Funds, will operate so as to meet such requirements.


          Non-Tax Qualified Contracts:

          A Non-Tax Qualified Contract is a Contract which is purchased by an individual for his or her own purposes but not pursuant to any of the tax qualified retirement plans described in the section below. A Non-Tax Qualified Contract may also be a Contract issued to a retirement plan or plan of deferred compensation which is a non-tax qualified plan. The tax status of the annuitant or participant is determined by provisions of such plan and/or provisions of the Code applicable to the contract.

          Under the provisions of the Tax Reform Act of 1986, a Non-Tax Qualified Contract which is held by a person who is not a natural person (e.g. a corporation or a trust is not a natural person), is not treated as an annuity contract for Federal income tax purposes, and the income on the contract for any taxable year is treated as ordinary income received or accrued by the owner of
          the contract during the taxable year.      Certain exceptions are
          provide for Non-Tax Qualified Contracts held by a trust or other entity as agent for a natural person and for immediate annuities (as defined in the Code). THUS, OWNERSHIP OF A NON-TAX QUALIFIED
          CONTRACT BY NON-NATURAL   PERSONS WHO  DO  NOT  QUALIFY  FOR  THE
          STATUTORY EXCEPTIONS RESULTS IN DENIAL OF TAX DEFERRAL ON INCREASES IN THE VALUE OF THE CONTRACT.

          Taxation of payments under annuity contracts  is governed by Code
          Section 72. Under the current provisions of the Code, amounts received under a Non-Tax Qualified Contract prior to the annuity commencement date (including payments made upon the death of the

          Annuitant or Owner), or as non-periodic payments after the annuity commencement date, are generally first attributable to any investment gains credited to the Contract over the taxpayer's basis (if any) in the Contract. Such amounts will be treated as income subject to Federal income taxation. A 10% penalty tax on such withdrawn investment gains will be imposed if the withdrawal is made prior to age 59-1/2. This penalty tax will not be imposed irrespective of age if the amount received is one of a series of substantially equal periodic payments (not less frequently than annually) made for the life or life expectancy of the payee. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Also, the penalty tax will not be imposed if the withdrawal follows the death of the Owner (or if the Owner is not an individual, the death of the primary annuitant), or is attributable to the "total disability" (as defined in the Code) of the Annuitant. Where the Owner of the Contract is an individual who is other than the Annuitant, the Code (as amended by the Tax Reform Act of 1986) provides that the penalty tax is applicable to the taxable portion of payments required to be made under the Contract following the death of the Annuitant.


          If the Owner of a Contract transfers (assigns) the Contract to another individual as a gift, the Code (as amended by the Tax Reform Act of 1986) provides that the Owner will incur taxable income at the time of the transfer. The amount of such taxable income is equal to the excess, if any, of the cash surrender value of the Contract over the Owner's cash basis at the time of the gift. An exception is provided for certain transfers between spouses.

          Annuity payments made after the annuity commencement date are generally taxed to the recipient only as received. A part of the payment received is a return of investment in the contract, if any, and is non-taxable; a portion is a return of income and is subject to ordinary income tax. An "exclusion ratio" is used to determine the non-taxable and taxable portion of each payment. Such exclusion ratio continues until such time that the taxpayer recovers his/her basis in the Contract. Thereafter, all payments received are treated as taxable income.


          Tax Qualified Contracts:

          Tax Qualified Contracts are Contracts which are issued to or pursuant to the following types of retirement plans:

                    A plan established by a corporate employer for the benefit of its employees and qualified under sections 401(a) or 403(a) of the Code (Corporate plans).
                    A plan established by self-employed individuals for themselves and their employees and qualified under sections 401(a) or 403(a) of the Code (Keogh or HR-10 plans).
                    A tax sheltered annuity plan maintained by certain tax exempt organizations, including educational institutions, to purchase annuity contracts for employees (403(b) Annuity plans).
                    An Individual Retirement Annuity (IRA) plan established by an individual.


          All of these plans differ with respect to the applicable rules which must be met and followed if they are to attain and retain their qualified status. In general, they have the following common attributes: tax deductibility of contributions (to the extent permitted by the Code), tax deferral of investment income and taxation to the plan participant only upon receipt of a withdrawal or payment. Since the plan participant generally does not have a cost basis in the value of the Contract, payments received by the participant are generally taxed as income to the participant.

          Under the Code (as amended by the Tax Reform act of 1986), certain distributions prior to age 59-1/2 are considered premature distributions and may result in application of a 10% additional tax. In addition, the Code requires that tax qualified retirement plans generally provide for the commencement of retirement benefits no later than the year in which the employee attains age 70-1/2.

          With respect to contracts issued in connection with Section 403(b) annuity plans, the Code (as amended by the Tax Reform Act of 1986) restricts the distribution under such contracts of certain amounts which are derived from contract contributions made pursuant to a salary reduction agreement. These restrictions are set forth in Section 403(b) (11) of the Code, effective January 1, 1989. The restrictions apply to: (i) salary reduction contributions made after December 31, 1988, and earnings on such contributions, and (ii) earnings on contract value as of December 31, 1988. The tax law restrictions do not apply to salary reduction contributions made prior to January 1, 1989, or to earnings credited to such contributions prior to January 1, 1989.

          In accordance within the provisions of the Code, restricted amounts may be distributed only in the event of attainment of age 59-1/2, separation from service, death, disability (as defined in
          Section 72(m)(7) of the Code), or financial hardship. The hardship exception is not available with respect to income attributable to salary reduction contributions. The Insurance Company will be required to restrict the amount of contract withdrawals so as to comply with these provisions of the Code.

          The Internal Revenue Service has indicated that Section 403(b)(11) does not change the circumstances under which a tax-free exchange of annuity contracts may be made. Individuals contemplating purchase of a contract should refer to the provisions of their employer's section 403(b) arrangement to determine the investment alternatives available.


          Taxation of the Separate Account:

          Under the current provisions of the Internal Revenue Code, the Insurance Company pays no taxes on the investment income and capital gains of the assets of the Separate Account where used to determine the value of Contracts. Accordingly, the Insurance Company currently makes no adjustments for Federal income taxes (or benefits) in connection with the Separate Account Divisions. The
          Insurance Company retains the right to make adjustments for Federal income taxes to Separate Account assets should future changes in the Code so warrant.


          Tax Withholding and Reporting:

          The Insurance Company may be required to withhold certain amounts from both periodic and non-periodic payments under the Contracts in accordance with Federal tax law relating to the collection of Federal income tax at the source of payment. A payor of periodic annuity payments is required to withhold amounts as if the payment were a payment of wages from an employer to an employee. However, an individual recipient of periodic payments is allowed to elect to have no withholding made in a manner prescribed by the United States Treasury Department.

          Similarly, a payor of certain non-periodic payments is required to withhold amounts unless an individual recipient elects against tax withholding in a manner prescribed by the U.S. Treasury Department. Non-periodic payments include payments made before and after the annuity commencement date such as lump sum death proceeds and partial or full surrenders (redemptions) of Contract value. The withholding requirements will not apply to the portion of a payment which is reasonably believed to be not includable in gross income of the recipient for Federal tax purposes.
                                         -46-

          The Insurance Company will transmit a notice to individual recipients of Contract payments of the right to elect against Federal income tax withholding, in a form and containing such information as the Secretary of the Treasury prescribes. If an individual elects against withholding, the Insurance Company may nonetheless be required to withhold if it has not received the recipient's tax identification number.

          Under the current provisions of the Code, the Insurance Company is required to withhold Federal income taxes from certain distributions from tax-qualified retirement plans and from section 403(b) Annuity plans. These requirements do not apply to distributions from IRA plans or from deferred compensation plans subject to section 457 of the Code. The mandatory withholding (at a 20% rate) applies to distributions which are treated as "eligible rollover distributions" under the Code, unless the amount is distributed as a "direct rollover". For these purposes, a "direct rollover" is one which is made directly from the qualified plan to another qualified plan, or directly from the qualified plan to an IRA. In other words, a "direct rollover" does not involve the receipt of any portion of the distribution by the taxpayer. Unless an "eligible rollover distribution" qualifies as a "direct rollover", the taxable portion thereof is subject to 20% withholding. The Insurance Company is required to forward the amount of the withholding to the IRS. The taxpayer may not elect out of this withholding described in this paragraph.

          In addition to tax withholding, the Insurance Company is required to report information on distributions under the Contracts. Distributions include partial and full surrenders as well as annuity payments. Information is reported on forms pursuant to Internal Revenue Service regulations.

          General:

          Because of  the  complexity of  the  law and  the fact  that  tax results  will  vary  according  to  the  factual  status  of  the individual involved, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of rights under a Contract. The above comments concerning Federal income tax consequences are not an exhaustive discussion of all tax questions that might arise. In addition, state income or estate tax considerations may also be involved in the purchase of a Contract or the exercise of rights under a Contract, and are not discussed in this Prospectus. The Insurance Company's management cannot predict what, if any, future action the Congress or the Internal Revenue Service might take with respect to the taxation of variable annuity contracts of the type described in this Prospectus. For complete information on particular Federal and state tax considerations, a qualified tax advisor should be consulted.

                                  LEGAL PROCEEDINGS

              Various lawsuits against the Insurance Company have arisen in the normal course of business. However, contingent liabilities arising from these matters are not considered material in relation to the financial position of the Insurance Company. The Insurance Company is a defendant in a lawsuit which was filed in October, 1996, in Travis County, Texas. The named plaintiffs in the suit (a husband and wife), allege that the universal life insurance policies sold to them by INA Life Insurance Company (a company which was merged into the Insurance Company in 1992) utilized unfair sales practices. The named plaintiffs seek reformation of the life insurance contracts and an unspecified amount of damages. The named plaintiffs also seek a class action as to similarly situated individuals. No certification of a class has been granted as of the date shown on page one of this Annual Statement. The Insurance Company believes that the suit is without merit and intends to vigorously defend this matter.



          There is no litigation pending to which the Separate Account is a party.

                                  TABLE OF CONTENTS
                      OF THE STATEMENT OF ADDITIONAL INFORMATION


          The Statement of Additional Information includes a description of the following items:

               1.   General Information and History
               2.   Services
               3.   Purchase of Securities Being Offered
               4.   Principal Underwriter
               5.   Yield Quotations of Money Market Division
               6.   Annuity Payments
               7.   Additional Information
               8.   Financial Statements
                                         The Separate Account
                                         The Insurance Company

          To obtain a copy of the Statement of Additional Information for the Individual Single Payment Variable Annuity Contracts, detach and mail this form.

          TO:  Investors Life Insurance Company of North America
               701 Brazos Street
               Austin, Texas 78701

          I have been furnished with a Prospectus of Investors Life Insurance Company of North America Separate Account I (dated April 30,1997) describing the Individual Single Payment Variable Annuity Contracts. Please send me a copy of the Statement of Additional Information pertaining to such Contracts.



                              NAME:
                                       (Please Print)



                              Mailing
          (Date)              Address:
                                       Street or P.O. Box



                                       City       State     Zip

                                 ACKNOWLEDGMENT FORM
                                SECTION 403 (b) PLANS

          NOTE: This form is required in connection with all applications for Contracts to be issued in connection with Section 403(b) plans, where contributions are to be made pursuant to a salary reduction agreement.

          TO:       Investors Life Insurance Company of North America
                    701 Brazos Street
                    Austin, Texas 78701

          With reference to my application for a variable annuity contract to be issued in connection with a Section 403(b) annuity plan maintained by my employer, I have been furnished with a prospectus of Separate Account I (dated April 30, 1997). The contributions to the contract will be made pursuant to a salary reduction agreement with my employer.

          I acknowledge that I have read and understand the description on pages 41 and 45 of the prospectus, pertaining to the restrictions or redemptions imposed by Section 403(b) (11) of the Internal Revenue Code. I further acknowledge that I understand any investment alternatives under my employer's Section 403(b) plan, to which I may elect to transfer contract values.


          DATE                         Signature of Applicant




                              Address:

          Investors Life Insurance
          Company of North America



          701 Brazos Street
          Austin, Texas 78701




          ILG Securities Corporation

          701 Brazos Street
          Austin, Texas 78701


                                                  PROSPECTUS

                                                  April 30, 1997



                                    Single Payment
                        Individual Variable Annuity Contracts
                                      Issued by
                           Investors Life Insurance Company
                                   of North America


          ILCO Investors Life Insurance
          Company



          701 Brazos Street
          Austin, Texas 78701





          ILG Securities Corporation

          701 Brazos Street
          Austin, Texas 78701



                                                  PROSPECTUS

                                                  April 30, 1997

                                    Single Payment
                        Individual Variable Annuity Contracts
                                      Issued by
                        ILCO Investors Life Insurance Company


                         STATEMENT OF ADDITIONAL INFORMATION

                                  SEPARATE ACCOUNT I


                             INDIVIDUAL FLEXIBLE PAYMENT
           [    ]             VARIABLE ANNUITY CONTRACTS
                                  (the "Contracts")



                              INDIVIDUAL SINGLE PAYMENT
           [    ]             VARIABLE ANNUITY CONTRACTS
                                  (the "Contracts")


                                      issued by
                  INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              (the "Insurance Company")
                                  701 Brazos Street
                                 Austin, Texas 78701
                              Telephone No. 512-404-5000


          This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the indicated Contracts offered by Investors Life Insurance Company of North America Separate Account I having the same date as this Statement. A copy of the Prospectus for the Contracts may be obtained by writing to Investors Life Insurance Company of North America, 701 Brazos Street, Austin, Texas 78701, or by calling 512-404-5346.


           April 30, 1997

                                  TABLE OF CONTENTS




          Item
          Page

          General Information and History.............................    3
          Services....................................................    5
          Purchase of Securities Being Offered........................    5
          Principal Underwriter.......................................    6
          Yield Quotations of Money Market Division...................    7
          Annuity Payments............................................    9
          Additional Information......................................   10
          Financial Statements
                 The Separate Account.................................   14
                 The Insurance  Company...............................   39


                                         -2-

                           General Information and History


          Investors Life Insurance Company of North America is a stock life insurance company, organized in 1963 under the laws of the Commonwealth of Pennsylvania. It was acquired by Life Insurance Company of North America in 1978. Ownership was subsequently transferred to an affiliate, Investors Life Insurance Company of California (formerly INA Life Insurance Company). Prior to December, 1988, the Insurance Company and Investors Life
          Insurance Company of California were indirect wholly-owned subsidiaries of CIGNA Corporation. On December 28, 1988, the purchase by InterContinental Life Corporation (through a subsidiary company) of CIGNA Corporation's interest in Investors Life Insurance Company of North America, Investors Life Insurance Company of California and ILG Securities Corporation was completed. As a result of such purchase, the Insurance Company became an indirect wholly-owned subsidiary of InterContinental Life Corporation ("ILCO"), a holding company incorporated in New Jersey.

          In December, 1992, the Insurance Company changed its state of domicile to the State of Washington and merged with its immediate parent company (Investors Life Insurance Company of California). As a result of the merger, the Insurance Company assumed all of the assets and liabilities of Investors Life Insurance Company of California, and Investors Life Insurance Company of North America was the surviving company. In June, 1993, the Insurance Company merged with its immediate parent company, Standard Life Insurance Company. Investors Life was the surviving entity. As a result, Investors Life became a direct subsidiary of InterContinental Life Corporation. The administrative offices of Investors Life are located at 701 Brazos Street, Austin, Texas 78701. The statutory home office of Investors Life is 2101 4th Ave., Seattle, Washington 98121-2371.

          The Insurance Company is principally engaged in the business of selling and underwriting ordinary life insurance and individual and group annuities. It is authorized to conduct variable annuity business in the District of Columbia and in all states of the United States except New York. In Arizona, Wyoming and Oregon, business is conducted under the name of ILCO Investors Life Insurance Company.

          The Insurance Company does not know of any person who owns beneficially more than 5% of the outstanding common stock of InterContinental Life Corporation, except as follows: (i) Financial Industries Corporation ("FIC") directly and indirectly owns approximately

    46%        of the outstanding common stock
          of ILCO (approximately     61.5%       if certain options were to
          be

                                         -3-
          exercised); FIC is  a publicly-owned Texas corporation;  (ii) Roy
          F. Mitte is the beneficial owner of 34.39% of the common stock of
          FIC.           In addition,  Mr. Mitte  has beneficial  ownership
          with respect to shares allocated to his account under ILCO's Employee Stock Ownership Plan ("ESOP") and, as co-trustee, with respect to unallocated shares held by the ESOP. The combined beneficial ownership of Mr. Mitte with respect to ILCO's common
          stock,  taking  into account  FIC's      61.5%        interest in
          ILCO's common stock, is 62.46% . The executive offices of ILCO, FIC and Mr. Mitte are located at 701 Brazos Street, Suite 1400, Austin, Texas 78701, (iii) Investors Life Insurance Company ("Investors-NA"), a wholly-owned subsidiary of ILCO, is the owner of 53,400 shares of ILCO's common stock and the beneficial owner of 281,560 shares of ILCO's common stock owned by InterContinental Life Insurance Company ("ILIC"). The beneficial ownership of Investors-NA represents 7.86% of ILCO's outstanding common stock. ILIC is a wholly-owned subsidiary of Investors-NA. The administrative offices of Standard Life, ILIC and Investors-NA are located at 701 Brazos Street, Austin, Texas 78701; (iv) ILIC owns 281,560 shares of ILCO's common stock (or 7.86% ) ; and (v) Fidelity Management & Research Company ("Fidelity") owns 418,300 shares of ILCO's common stock, as reported to ILCO on a Schedule 13(G) filed by FMR Corporation, the parent company of Fidelity. According to the Schedule 13(G), Fidelity acts as investment advisor to the Fidelity Low-Priced Stock Fund, a registered investment company and the fund is the owner of the 413,800 shares of ILCO common stock, which constituted 9.82% of ILCO's outstanding shares as of March 14, 1997. The offices of Fidelity are located at 82 Devonshire Street, Boston, MA 02109.



          Investors Life Insurance Company of North America is also the Sponsor of another separate account, Separate Account A (formerly known as the INA/Putnam Separate Account). The operations of that separate account are separate and distinct from the operations of Separate Account I. Due to Revenue Ruling 81-225, which was issued by the Internal Revenue Service on September 21, 1981, the Insurance Company, suspended the issuance of variable annuity contracts issued by the Separate Account A. In Rev. Rul. 81-225, the IRS questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate. Since the underlying mutual funds for Separate Account A were not so managed, the Insurance Company suspended sales of contracts issued by that Account.

          The assets of the Growth and Income II Division (formerly the Equity Division) and the Voyager Division (formerly the Aggressive Equity Division of the Separate Account include amounts attributable to initial capital contributed by the Insurance Company to the Separate Account. As of December 31, 1996, approximately

    10.2%       of the assets of  the Growth
          and Income II  Division and     72.2%       of the assets  of the
          Voyager Division were attributable to such contributed capital.

                                      SERVICES


          Safekeeping of Assets:

          All assets of the Separate Account are held in custody for safekeeping by the Separate Account. The assets of each subdivision of each Separate Account division will be kept physically segregated and held separate and apart from assets of other subdivisions. Shares of the underlying funds, if issued, may be left on deposit with the shareholder servicing agent of
             Putnam Variable Trust . The Separate Account will maintain a record of all purchases and redemptions for shares of the underlying funds held in each subdivision of each Separate Account Division. Additional protection for the assets of the Separate Account is afforded by the Insurance Company's fidelity bond, presently in the amount of $5 million, covering all officers and employees of the Insurance Company.

          Independent Public Accountant:

          Price Waterhouse LLP acts as independent accountants for the Separate Account and the Insurance Company. Its offices are at 2001 Ross Ave., Suite 1800, Dallas, Texas 75201. As independent accountants, Price Waterhouse LLP annually performs an audit of the financial statements of the Separate Account and the Insurance Company.

                         PURCHASE OF SECURITIES BEING OFFERED

          The Contracts may be sold by licensed insurance salesmen of the Insurance Company who are also registered representatives of broker/dealers under the Securities Exchange Act of 1934 which broker/dealers have sales agreements with ILG Securities Corporation and the Insurance Company. Such broker/dealers are also members of the National Association of Securities Dealers, Inc. Registered representatives of ILG Securities Corporation may also sell the Contracts. ILG Securities Corporation is a registered broker/dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The address of ILG Securities Corporation is 701 Brazos Street, Austin, Texas 78701.

                                PRINCIPAL UNDERWRITER

          (a) The principal underwriter of the Contracts is ILG Securities Corporation, a registered broker/dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ILG Securities Corporation is an affiliate of Investors Life Insurance Company of North America.

          (b)  The Contracts are offered on a continuing basis.

          (c) The following table sets forth the aggregate amount of underwriting commissions paid to ILG Securities Corporation, for each of the calendar years 1994 to 1996, with respect to the Contracts:

               Year                          Amount

               1996                          $   738



               1995                          $   116

               1994                          $    75


          (d) Putnam Management, the Fund's investment adviser, has agreed to reimburse the Insurance Company for certain costs that it will incur in connection with the servicing of Contracts. The amount of this reimbursement is equal to 25% of the effective management fee received by Putnam Management with respect to assets allocated by the Insurance Company to the applicable portfolio of

    Putnam Variable Trust     , plus
               an annual rate of one basis point times the average daily net assets allocated during the computation period by the Insurance Company to Putnam Variable Trust . For the period from April 18, 1995 (the effective date of the substitution of shares of Putnam Variable Trust as the underlying investment vehicle for the Separate Account) to December 31, 1996, the amount of this reimbursement was
                   $69,388.20     .

                      YIELD QUOTATIONS OF MONEY MARKET DIVISION



          The Separate Account provides "current yield" and "effective yield" quotations with respect to the Money Market Division. For the seven-day period ending December 31, 1996, the annualized "current yield" for the tax qualified and non-tax qualified subdivisions of the Money Market Divisions was 4.34% for Single Payment Contracts and 4.33% for Flexible Payment Contracts. The annualized "effective yield" of each such subdivision for such period was 4.52% for Single Payment
          Contracts and     4.50%      for Flexible Payment Contracts.

          In accordance with applicable rules issued by the Securities and Exchange Commission, such yield quotations are computed by a standardized method, based on a historical seven day calendar period. The yield is determined separately for Single Payment Contracts and Flexible Payment Contracts, and separately for the qualified and non-tax qualified subdivisions of the Money Market Division.

          The computation of the standardized current yield does not take into account any deductions from premium payments to provide for Premium Taxes. The deduction for Premium Taxes is made either from Purchase Payments made under a Contract, or from the Accumulated Value applied upon annuitization, as determined under applicable state law. In the case of those states which impose a Premium Tax, the deduction ranges from .5% to 3%. Also, the computation of the standardized current yield does not take into account any Deferred Sales Charge that may be assessed against amounts withdrawn during early Contract Years. The amount of such Deferred Sales Charge depends upon the type of Contract which is purchased. For Single Payment Contracts, the charge is assessed against amounts withdrawn (total or partial surrender) during the first six Contract Years (measured from the date of issue) which exceed 10% of the Purchase Payment. The amount of the charge ranges from 6% during the first Contract Year to 1% during the sixth Contract Year. With respect to Flexible Payment Contracts, the Deferred Sales Charge is assessed against amounts withdrawn (total or partial surrender) during early Contract Years; the charge also applies, with certain exceptions, to amounts applied to provide annuity payments. The charge is based on the number of full Contract Years between the date of a Purchase Payment and the date of withdrawal or first annuity payments, and ranges from 7% for periods of less than two Contract Years to 0% for periods of eight or more Contract Years. Please refer to the applicable Prospectus for the Contracts for a more complete description of this Deferred Sales Charge.

          Each such standardized current yield is computed by determining the net change in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the seven day period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Money Market Division reflects:

               (i) the value of additional accumulation units purchased with dividends from the original accumulation unit, as well as dividends declared on the original accumulation unit and any such additional units;

               (ii) application of the Mortality and Expense Risk Deduction, which is a daily charge of 0.0000327 of the value of the assets in each subdivision of the Money Market Division (1.2% on an annual basis); and

               (iii) deduction of a pro-rata share of the annual Administrative Expense charge ($25.00 for Single Payment Contracts or $30.00 for Flexible payment Contracts), in proportion to the length of the base period and the respective average number of accounts allocated to the Money Market Division.

          The determination of the net change in the value of an account in the Money Market Division does not include realized gains and losses, or unrealized appreciation and depreciation; nor, does it take into account any charges that may be incurred in connection with transfers between Separate Account Divisions.

          The Separate Account may also provide an effective annualized yield, determined by adding 1 to the base period return (calculated in accordance with the preceding paragraph), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

          Current yields will fluctuate and are not intended to be representative of future results. An individual contemplating the purchase of a Contract should remember that yield will vary from time to time depending on market conditions, the quality, maturity and type of instruments held in, and operating expenses of, the underlying portfolio of the Money Market Division.

                                   ANNUITY PAYMENTS

          Annuity Payments - General:

          As described in the Prospectus, annuity payments will be determined on the basis of (i) the table specified in the Contract which reflects the adjusted age of the annuitant, (ii) the type of annuity payout option selected, and (iii) the investment performance of the class of Fund shares underlying the Division(s) selected. The amount of Annuity Payments will not be adversely affected by adverse mortality experience or any increase in the expenses of the Insurance Company in excess of the charges specified in the Contracts. The value of a fixed number of annuity units each month is paid by the Insurance Company to the Owner, or to another payee designated by the Owner in written form and received by the Insurance Company, reduced by any amounts required to be withheld for taxes. The value of an annuity unit will reflect the investment experience of the Division(s) selected and the amount of each Annuity Payment will vary accordingly.

                    Certain contracts which are issued subject to California law contain annuity payment tables which reflect the adjusted age and sex of the annuitant. The Company issues this type of contract where issuance is not known by the Company to be part of an employer sponsored plan.

          Value of an Annuity Unit:

          The value of an annuity unit is determined independently for each subdivision of a Separate Account Division. The value of an annuity unit will be established at $1 on the date the first Annuity payment is made from such subdivision and will be determined on each subsequent valuation date by multiplying the value of the annuity unit as of the immediately preceding valuation date by the products of (i) 0.9998404 adjusted for the number of days in the valuation period ending with such valuation date (this factor neutralizes the effect of the 6% annual interest rate used in calculating the amount of the first payment), and (ii) the net investment factor of the appropriate subdivision for the fourteenth day immediately preceding the last day of the valuation period for which the value of the annuity is being determined.

          Amount of the First Annuity Payment:

          At the time Annuity Payments begin, the value of the Owner's account is determined by multiplying the Accumulation Unit value on the valuation date 14 days before the date the first monthly Annuity Payment is due by the number of accumulation units credited to the Owner's account as of the date the first Annuity Payment is due, less applicable premium taxes not previously deducted. The amount so determined is then applied to the specified annuity payout option.

          The Contracts contain tables indicating the dollar amount of the first monthly Annuity Payment which can be purchased with each $1,000 of value accumulated under the Contract. The amount depends on the annuity payout option, and the adjusted age of the annuitant. The adjusted age may be more than or less than the Annuitant's actual age, depending upon the year of birth. Amounts shown in the tables for each Contract are based on the following factors:

          (i) Flexible Payment Contracts: For Options 1 to 5 amounts are based on the 1971 Individual Annuity Mortality Table set back five years, with interest at the rate of 6% per annum and assumes birth in the year 1920. For California Contracts issued in non-employer sponsored situations, amounts are also based on the sex of the annuitant. For Option 6, the tables assume interest at the rate of 6% per annum.

          (ii)      Single Payment Contracts:

                    . California Contracts issued in non-employer sponsored situations: amounts are based on the adjusted age and sex of the annuitant and the Progressive Annuity Table with interest at the rate of 6% per annum and assumes birth in the year 1900.

                         All  other Contracts:   amounts  are
                         based   on   the  1971   Individuals
                         Annuity  Mortality  Table  set  back
                         five  years, with  interest  at  the
                         rate  of  6% per  annum and  assumes
                         birth in the year 1920.

          The first Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract.

          The 6% interest rate stated above is the measuring point for subsequent Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 6%, the Annuity Payments will remain constant. If the actual net investment rate exceeds 6%, the Annuity Payments will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 6%, Annuity Payments will decrease.

                    Special  Note   for  New   Jersey  Contracts:
                    Contracts subject to New Jersey law contain tables indicating an amount of first monthly annuity payment based on an assumed interest rate of 5%, rather than 6%. The value of an annuity unit utilizes a corresponding adjustment factor of 0.9998663.

          The objective of the Contract is to provide benefit installments which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed rate of 6% (5% for New Jersey Contracts) by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest rate were to be increased, Annuity Payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest rate would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments. The amount of an Annuity Payment will be reduced by any taxes required to be withheld.


          Determination of the Second and Subsequent Annuity Payments:

          The amount of the second and subsequent Annuity Payments is determined by multiplying the number of annuity units by the annuity unit value as of the valuation date coincident with or next following the date on which each Annuity Payment is due. The number of annuity units under a Contract is determined by dividing the first monthly Annuity Payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the Annuity Payment period, unless Contract Value is transferred between Separate Account Division subdivisions.

                                 ADDITIONAL INFORMATION


               Mortality and Expense Risk Deduction:

               As described in the Prospectus (See "Contract Charges - Mortality and Expense Risk Deduction"), the Insurance Company makes a daily charge of 0.0000327 of the value of the assets in each subdivision of the Separate Account (1.2% on an annual basis, consisting of approximately 0.8% for mortality risks and approximately 0.4% for expense risks). This charge is designed to cover the cost of mortality and expense risks described below.

               The Insurance Company's assumption of a mortality risk arises from its contractual obligation to continue to make Annuity Payments to each Annuitant regardless of how long he lives and regardless of how long all annuitants as a group live. This assures each Annuitant that neither his own longevity nor a general improvement in life expectancy will have an adverse effect on the Annuity Payments he will receive under a Contract, and relieves the annuitant from the risk that he will outlive the amounts actually accumulated for retirement. In addition, the Insurance Company assumes mortality risks because of annuity rates in the Contracts, which cannot be increased and, if the Annuitant should die during the Accumulation Period, the Insurance Company is at risk that the Accumulation Value may not equal the Death Proceeds.

               The Insurance Company also assumes the risk that the amounts deducted for sales and administrative expenses may be insufficient to cover the actual cost of such items.

               No portion of the mortality and expense risk charge is directly related to any specific distribution expense. However, the Insurance Company expects to make a profit from such charge, although there is no assurance that it will do so. The Insurance Company believes that this charge is reasonable in relation to the risks assumed under the Contracts. In addition, the Insurance Company believes that the charge has a reasonable likelihood of benefiting Contract Owners.

                                 FINANCIAL STATEMENTS


          The following pages set forth the financial statements of:

               (a) Investors Life Insurance Company of North America Separate Account I.

               (b)  Investors Life Insurance Company of North America.

                                      INVESTORS
                                LIFE INSURANCE COMPANY
                                   OF NORTH AMERICA
                            (Herein called Investors Life)


                                  SEPARATE ACCOUNT I
                                 FINANCIAL STATEMENTS
                                  December 31, 1996
                                      (Audited)


          This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.


          Investors Life Insurance
          Company of North America
          Administrative Offices:  Austin, TX


                          Report of Independent Accountants


          To the Contract Owners of Investors Life Insurance Company of North America Separate Account I and the Board of Directors of Investors Life Insurance Company of North America

          In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate
          Account I (the Separate Account) at December 31, 1996, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

          Price Waterhouse LLP
          Dallas, Texas
          February 19, 1997

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
December 31, 1996

   ASSETS

Investments at Market Value (Notes 1 and 2):
   Portfolios of Putnam Capital  Manager Trust:

Money Market Division

  1,750,778 qualified shares              (cost $1,750,778)      $  1,750,778
  2,643,807 non-qualified shares          (cost $2,643,807)         2,643,807

Income Division

    315,446 qualified shares               (cost $4,073,850)        4,167,043
    568,203 non-qualified shares           (cost $7,318,387)        7,505,962

Growth and Income II Division (formerly the Equity Division)

    763,644 qualified shares                (cost $15,198,687)     18,755,085
     64,567 shares owned by Investors Life  (cost $ 1,285,077)      1,585,777
    369,096 non-qualified shares            (cost $ 7,383,396)      9,065,002
     64,623 shares owned by Investors Life  (cost $ 1,292,709)      1,587,128

Voyager Division (formerly known as the Aggressive Equity Division)

     19,290 qualified shares                (cost $   478,157)        627,489
     38,329 shares owned by Investors Life  (cost $   950,110)      1,246,837
     10,239 non-qualified shares            (cost $   246,639)        333,078
     38,263 shares owned by Investors Life  (cost $   921,680)      1,244,696

Total Assets                                                     $ 50,512,682
                                                                   ========
CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

Money Market Division

   847,412 qualified accumulation units
           outstanding                      ($2.0660297 per unit) $ 1,750,778
 1,288,780 non-qualified accumulation
           units outstanding                ($2.0514024 per unit)   2,643,807

Income Division

 1,313,122 qualified accumulation units
           outstanding                      ($3.1733858 per unit)   4,167,043
 2,394,183 non-qualified accumulation
           units outstanding                ($3.1350827 per unit)   7,505,962

Growth and Income II Division (formerly the Equity Division)

 3,021,542 qualified accumulation units
           outstanding                      ($6.2071238 per unit)  18,755,085
   255,477 Investors Life equity            ($6.2071238 per unit)   1,585,777
 1,704,528 non-qualified accumulation
           units outstanding                ($5.3181887 per unit)   9,065,002
   298,434 Investors Life equity            ($5.3181887 per unit)   1,587,128

Voyager Division (formerly known as the Aggressive Equity Division)

   251,632 qualified accumulation units
           outstanding                      ($2.4936765 per unit)     627,489
   500,000 Investors Life equity            ($2.4936765 per unit)   1,246,837
   133,799 non-qualified accumulation
           units outstanding                ($2.4893923 per unit)     333,078
   500,000 Investors Life equity            ($2.4893923 per unit)   1,244,696
                                                                     ________

Contract Owners' Equity                                           $50,512,682
                                                                     ========

 The accompanying notes are an integral part of these financial statements INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I

INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1996


                                                    Money       Money
                                                    Market      Market
                                                    Qualified   Non-Qualified
Investment Income:
  Dividends                                       $     95,781  $     134,754

Expenses:
  Mortality risk and expense fees guarantees
       (Notes 1 and 3)                                  23,138         32,542
                                                     _________      _________
    Investment income-net                               72,643        102,212
                                                     _________      _________

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized capital gain distributions                    0              0
                                                     _________      _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                       671,713        477,960
    Cost of shares sold                                671,713        477,960
                                                     _________      _________
    Net realized gain on investments                         0              0
                                                     _________      _________
  Net unrealized gain (loss) on investments                  0              0
                                                     _________      _________
    Net realized and unrealized gain (loss)
     on investments                                          0              0
                                                     _________      _________
Net Increase in Net Assets
from Investment Operations                        $     72,643     $  102,212
                                                     =========      =========

                                                    Income       Income
                                                    Qualified   Non-Qualified
Investment Income:
  Dividends                                       $    284,913  $     485,044

Expenses:
  Mortality risk and expense fees guarantees
    (Notes 1 and 3)                                     55,011         94,181
                                                     _________      _________
    Investment income-net                              229,902        390,863
                                                     _________      _________

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized capital gain distributions                    0              0
                                                     _________      _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                       902,248      1,016,364
    Cost of shares sold                                837,645        952,796
                                                     _________      _________
    Net realized gain on investments                    64,603         63,568
                                                     _________      _________
  Net unrealized gain (loss) on investments           (250,811)      (378,320)
                                                     _________      _________
    Net realized and unrealized gain (loss) on
     investments                                      (186,208)      (314,752)
                                                     _________      _________
Net Increase in Net Assets
from Investment Operations                        $     43,694    $    76,111
                                                     =========      =========

                                                  Growth and   Growth and
                                                  Income II    Income II
                                                  Qualified*   Non-Qualified*
                                                  (formerly    (formerly
                                                  Equity       Equity
                                                  Division)    Division)
Investment Income:
  Dividends                                       $    836,513 $      404,385

Expenses:
  Mortality risk and expense fees guarantees
    (Notes 1 and 3)                                    235,401        117,828
                                                     _________      _________
    Investment income-net                              601,112        286,557
                                                     _________      _________

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized capital gain distributions              379,168        183,293
                                                     _________      _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                     3,066,579        961,162
    Cost of shares sold                              2,370,623        746,297
                                                     _________      _________
    Net realized gain on investments                   695,956        214,865
                                                     _________      _________
  Net unrealized gain (loss) on investments          1,997,565      1,148,474
                                                     _________      _________
    Net realized and unrealized gain (loss) on
      investments                                    3,072,689      1,546,632
                                                     _________      _________
Net Increase in Net Assets
from Investment Operations                        $  3,673,801    $ 1,833,189
                                                     =========      =========

                                                   Voyager     Voyager
                                                   Qualified   Non-Qualified*
Investment Income:
  Dividends                                       $     34,167 $       28,945

Expenses:
  Mortality risk and expense fees guarantees
       (Notes 1 and 3)                                  22,322         18,587
                                                     _________      _________
    Investment income-net                               11,845         10,358
                                                     _________      _________

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized capital gain distributions               66,446         56,289
                                                     _________      _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                       148,690         48,247
    Cost of shares sold                                108,949         34,705
                                                     _________      _________
    Net realized gain on investments                    39,741         13,542
                                                     _________      _________
  Net unrealized gain (loss) on investments             81,373         87,666
                                                     _________      _________
    Net realized and unrealized gain (loss) on
      investments                                      187,560        157,497
                                                     _________      _________
Net Increase in Net Assets
from Investment Operations                        $    199,405     $  167,855
                                                     =========      =========

The accompanying notes are an integral part of these financial statements.

* Includes shares owned by Investors Life



 INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
 INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
 Year Ended December 31, 1996

                                                   Money        Money
                                                   Market       Market
                                                   Qualified    Non-Qualified

Investment Operations:
 Investment income-net                            $   72,643    $    102,212
 Realized capital gain distributions                       0               0
 Net realized gain on investments                          0               0
 Net unrealized gain (loss) on investments                 0               0
                                                   _________        _________
 Net increase in net assets from
 investment operations                                72,643         102,212
                                                   ---------        ---------
Accumulation Unit Transactions:
 Net contract considerations and transfers in
   (Note 3)                                          193,701         369,107
 Net contract surrenders and transfers out (Note 3) (689,435)       (418,286)
 Benefit payments to annuitants                       (6,946)        (45,762)
                                                   _________        _________
 Net decrease from accumulation unit transactions   (502,680)        (94,941)
                                                   _________        _________
Net Increase (Decrease) in Net Assets               (430,037)          7,271

Net Assets:
 Net assets at December 31, 1995                   2,180,815       2,636,535
                                                   _________        _________
 Net assets at December 31, 1996                 $ 1,750,778     $ 2,643,806
                                                   =========        =========

                                                   Income       Income
                                                   Qualified    Non-Qualified

Investment Operations:
 Investment income-net                           $   229,902      $   390,863
 Realized capital gain distributions                       0                0
 Net realized gain on investments                     64,603           63,568
 Net unrealized gain (loss) on investments          (250,811)        (378,320)
                                                   _________        _________
 Net increase (decrease) in net assets from           43,694           76,111
 investment operations                             _________        _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
    (Note 3)                                          31,739           45,238
 Net contract surrenders and transfers out (Note 3) (847,678)        (814,955)
 Benefit payments to annuitants                      (17,397)         (98,073)
                                                   _________        _________
 Net decrease from accumulation unit transactions   (833,336)        (867,790)
                                                    _________        _________
Net Increase (Decrease) in Net Assets               (789,642)        (791,679)

Net Assets:
 Net assets at December 31, 1995                   4,956,685        8,297,641
                                                   _________        _________
 Net assets at December 31, 1996                 $ 4,167,043      $ 7,505,962
                                                   =========        =========

                                                  Growth and   Growth and
                                                  Income II    Income II
                                                  Qualified*   Non-Qualified*
                                                  (formerly   (formerly
                                                   Equity      Equity
                                                   Division)   Division

Investment Operations:
 Investment income-net                            $   601,112    $    286,557
 Realized capital gain distributions                  379,168         183,293
 Net realized gain on investments                     695,956         214,865
 Net unrealized gain (loss) on investments          1,997,565       1,148,474
                                                    _________       _________
 Net increase in net assets from                    3,673,801       1,833,189
 investment operations                              _________       _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                         505,790         312,619
 Net contract surrenders and transfers out (Note 3)(2,843,516)       (662,722)
 Benefit payments to annuitants                       (58,423)       (122,302)
                                                     _________       _________
 Net decrease from accumulation unit transactions   (2,396,149)      (472,405)
                                                     _________       _________
Net Increase (Decrease) in Net Assets               1,277,652       1,360,784
Net Assets:
 Net assets at December 31, 1995                   19,063,210       9,291,346
                                                   _________        _________
 Net assets at December 31, 1996                 $ 20,340,862    $ 10,652,130
                                                   =========        =========


                                                   Voyager      Voyager
                                                   Qualified    Non-Qualified*

Investment Operations:
 Investment income-net                            $   11,845     $     10,358
 Realized capital gain distributions                  66,446           56,289
 Net realized gain on investments                     39,741           13,542
 Net unrealized gain (loss) on investments            81,373           87,666
                                                   _________        _________
 Net increase in net assets from                     199,405          167,855
 investment operations                             _________        _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                         41,561              540
 Net contract surrenders and transfers out (Note 3) (112,563)         (30,200)
 Benefit payments to annuitants                            0                0
                                                   _________        _________
 Net decrease from accumulation unit transactions    (71,002)         (29,660)
                                                   _________         _________
Net Increase (Decrease) in Net Assets                128,403          138,195

Net Assets:
 Net assets at December 31, 1995                   1,745,924        1,439,579
                                                   _________        _________
 Net assets at December 31, 1996                  $1,874,327       $1,577,774
                                                   =========        =========

 Year Ended December 31, 1995

                                                   Money        Money
                                                   Market       Market
                                                   Qualified    Non-Qualified

Investment Operations:
 Investment income-net                            $  109,230    $     119,671
 Realized capital gain distributions                       0                0
 Net realized gain (loss) on investments                   0                0
 Net unrealized gain on investments                        0                0
                                                   _________        _________
 Net increase in net assets from                     109,230          119,671
 investment operations                             _________        _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                        194,606           44,620
 Net contract surrenders and transfers out (Note 3) (951,236)        (629,306)
 Benefit payments to annuitants                      (11,036)         (43,271)
                                                   _________        _________
 Net increase (decrease)
        from accumulation unit transactions         (767,666)        (627,957)
                                                   _________         _________
Net increase (decrease) in Net Assets               (658,436)        (508,286)

Net Assets:
 Net assets at December 31, 1994                   2,839,250        3,144,821
                                                   _________         _________

Net assets at December 31, 1995                  $ 2,180,815      $ 2,636,535
                                                   =========        =========


                                                   Income       Income
                                                   Qualified    Non-Qualified

Investment Operations:
 Investment income-net                            $    43,067  $       61,442
 Realized capital gain distributions                        0               0
 Net realized gain (loss) on investments               36,986           6,755
 Net unrealized gain on investments                   773,455       1,283,698
                                                    _________       _________
 Net increase in net assets from
 investment operations                                853,508       1,351,895
                                                    _________       _________
Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                          85,031          13,876
 Net contract surrenders and transfers out (Note 3)(1,289,036)       (906,494)
 Benefit payments to annuitants                        (6,214)        (97,764)
                                                   _________         _________
 Net increase (decrease) from accumulation
       unit transactions                           (1,210,219)       (990,382)
                                                    _________        _________
Net increase (decrease) in Net Assets                (356,711)        361,513

Net Assets:
 Net assets at December 31, 1994                    5,313,396       7,936,128
                                                    _________       _________
 Net assets at December 31, 1995                  $ 4,956,685     $ 8,297,641
                                                    =========       =========

                                                 Growth and    Growth and
                                                 Income II     Income II
                                                 Qualified*    Non-Qualified*
                                                 (formerly     (formerly
                                                 Equity        Equity
                                                 Division) (1) Division) (1)

Investment Operations:
 Investment income-net                         $      (56,510)  $     (31,704)
 Realized capital gain distributions                        0               0
 Net realized gain (loss) on investments             (301,051)       (162,853)
 Net unrealized gain on investments                 5,614,225       2,596,107
                                                    _________       _________
 Net increase (decrease) in net assets from         5,256,664       2,401,550
 investment operations                              _________       _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                       3,629,931       2,506,850
 Net contract surrenders and transfers out (Note 3)(3,868,301)     (1,281,644)
 Benefit payments to annuitants                       (49,704)        (32,262)
                                                    _________       _________
 Net increase (decrease) from accumulation
       unit transactions                            (288,074)       1,192,945
                                                    _________       _________
Net increase (decrease) in Net Assets               4,968,589       3,594,495

Net Assets:
 Net assets at December 31, 1994                   14,094,620       5,696,852
                                                   _________        _________
 Net assets at December 31, 1995                 $ 19,063,210     $ 9,291,346
                                                    =========       =========

                                                   Voyager     Voyager
                                                   Qualified*  Non-Qualified *

Investment Operations:
 Investment income-net                            $   (9,495)  $       (7,566)
 Realized capital gain distributions                       0                0
 Net realized gain (loss) on investments              13,825            7,520
 Net unrealized gain on investments                  485,685          393,641
                                                   _________        _________
 Net increase in net assets from                     490,015          393,595
 investment operations                             _________        _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                         66,421           54,096
 Net contract surrenders and transfers out (Note 3) (109,354)         (62,157)
 Benefit payments to annuitants                            0                0
                                                   _________        _________
 Net increase (decrease) from accumulation
     unit transactions                               (42,933)          (8,061)
                                                   _________        _________
Net increase (decrease) in Net Assets                447,082          385,534

Net Assets:
 Net assets at December 31, 1994                   1,298,842        1,054,045
                                                   _________        _________
 Net assets at December 31, 1995                 $ 1,745,924      $ 1,439,579
                                                   =========        =========



                                                  Growth and   Growth and
                                                  Income       Income
                                                  Qualified*   Non-Qualified *

Investment Operations:
 Investment income-net                           $     16,096 $        11,935
 Realized capital gain distributions                        0               0
 Net realized gain (loss) on investments              (15,532)         (3,466)
 Net unrealized gain on investments                         0               0
                                                    _________       _________
 Net increase in net assets from                          564           8,469
 investment operations                              _________       _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                          30,302          43,844
 Net contract surrenders and transfers out (Note 3)(3,115,506)     (2,255,410)
 Benefit payments to annuitants                        (3,932)        (19,434)
                                                     _________      _________
 Net increase (decrease) from accumulation
      unit transactions                            (3,089,136)     (2,231,000)
                                                    _________       _________
Net increase (decrease) in Net Assets              (3,088,572)     (2,222,531)

Net Assets:
 Net assets at December 31, 1994                    3,088,572       2,222,531
                                                    _________       _________
 Net assets at December 31, 1995                  $         0     $         0
                                                    =========       =========

The accompanying notes are an integral part of these financial statements.

* Includes shares owned by Investors Life
(1) Includes activity due to the merger of the Growth and Income Division with Equity Division as of April 18, 1995.

                  INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  SEPARATE ACCOUNT I

                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1996

          Note 1. Organization

          Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of PCM Trust. Prior to the substitution of shares of PCM Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account, the Separate Account contained five divisions. In connection with the substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. See Note 6 for a description of the substitution. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

          Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the PCM Trust:
          PCM Money Market Fund, PCM Income Fund, PCM Growth and Income Fund or PCM Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of PCM Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note
          3), and the administrative charge deductions.

          Note 2. Significant Accounting Policies

          Following is a summary of the significant accounting policies of the Separate Account:

          (a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 1996; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

          Note 3. Contract Owner Transactions

          Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 1996, were $509,041 after deductions for premium taxes of $4. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the year ended December 31, 1996, the total of all transfers was $991,249. Contract surrender benefits amounted to $5,428,105. Annuity benefits amounted to $348,903. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

          Note 4. Income Taxes

          Investors Life is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

          Note 5. Diversification Requirements

          Under the provisions of Section 817(h) of the Internal Revenue Code, (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

          Note 6.   Substitution of Fund Shares

          Prior to November 29, 1993, CIGNA Investments, Inc. ("CII") served as the investment adviser to each of the portfolios of the CIGNA Fund, pursuant to an investment advisory agreement between CII and the CIGNA Funds. In connection with its decision to withdraw from the active management of equity-based portfolios, CII indicated to the Board of Trustees of the CIGNA Funds and Investors Life that CII would be unwilling to continue to serve as investment adviser with respect to any of the portfolios of the CIGNA Fund on a long-term basis.

          CII indicated that an orderly withdrawal of CII's investment advisory services involved the selection of an investment adviser to provide equity advisory services during a transition period, as well as the capability to serve as the substitute underlying investment vehicle for the variable annuity contracts (the "Contracts") issued by Investors Life. Putnam Investment Management, Inc. ("Putnam Management"), the investment adviser to Putnam Capital Manager Trust ("PCM") indicated its willingness to service as investment adviser to the CIGNA Annuity Equity Fund, the CIGNA Annuity Growth and Income Fund and the CIGNA Annuity Aggressive Equity Fund (the "CIGNA Equity Funds") during the transition period. PCM has also indicated to Investors Life that its willingness to serve as the substitute underlying investment vehicle for the Contracts (the "Substitution").

          On the basis of the foregoing, the Trustees of the CIGNA Funds terminated the appointment of CII as the investment adviser to the CIGNA Equity Funds, effective November 29, 1993, and appointed Putnam Management as the new investment adviser of the CIGNA Equity Funds. CII continued to serve as the investment adviser of the CIGNA Annuity Money Market Fund and the CIGNA Annuity Income Fund and to provide certain administrative services to the CIGNA Funds until the completion of the Substitution.

          Investors Life filed an application with the U.S. Securities and Exchange Commission, requesting the issuance of an order approving the plan of Substitution. Such order was issued on December 21, 1994. The effectiveness of the Substitution was subject to prior approval by the vote of a majority of the votes to be cast by persons having their contract values determined by each affected portfolio of the CIGNA Funds, which approval was obtained.

          As of April 18, 1995, shares of the PCM Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. The substitution of PCM Funds as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of PCM Funds.


Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during 1996, and units outstanding at December 31, 1996 were as follows:

                                                    Money        Money
                                                    Market       Market
                                                    Qualified    Non-Qualified

Units outstanding at December 31, 1995               1,096,192   1,334,785

Units purchased and transfers in                        93,940     124,034

Benefits, surrenders and transfers out                (342,720)   (170,039)
                                                      _________  _________
Units outstanding at December 31, 1996                 847,412   1,288,780
                                                      =========  =========

                                                    Income      Income
                                                    Qualified   Non-Qualified

Units outstanding at December 31, 1995              1,580,611   2,678,698

Units purchased and transfers in                       11,076      10,322

Benefits, surrenders and transfers out               (278,565)   (294,837)
                                                    _________    _________
Units outstanding at December 31, 1996              1,313,122   2,394,183
                                                    =========   =========

                                                 Growth and     Growth and
                                                 Income II      Income II
                                                 Qualified*     Non-Qualified*
                                                 (formerly      (formerly
                                                 Equity         Equity
                                                 Division)      Division)

Units outstanding at December 31, 1995            3,699,687      2,104,990

Units purchased and transfers in                    122,251         56,438

Benefits, surrenders and transfers out             (544,919)      (158,466)
                                                  _________      _________
Units outstanding at December 31, 1996            3,277,019      2,002,962
                                                  =========      =========

                                                   Voyager      Voyager
                                                   Qualified*   Non-Qualified*

Units outstanding at December 31, 1995              781,624        645,524

Units purchased and transfers in                     27,062            213

Benefits, surrenders and transfers out              (57,054)       (11,938)
                                                  _________      _________
Units outstanding at December 31, 1996              751,632        633,799
                                                  =========      =========

* Includes shares owned by Investors Life


The accumulation units for six of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1996, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                  Accumulation     Aggregate
                                                      Units          Value

Money Market, Qualified                               25,442       $ 52,564
Money Market, Non-Qualified                          184,304       $378,082
Growth and Income II, Qualified                       95,179       $590,788
Growth and Income II, Non-Qualified                  126,800       $674,346
Income Fund, Qualified                                56,463       $179,179
Income Fund, Non-Qualified                           223,649       $701,158


                                                     Monthly        Annuity
                                                  Annuity Units   Unit Value

Money Market, Qualified                                  531      $0.8481980
Money Market, Non-Qualified                            3,958      $0.8486709
Growth and Income II, Qualified                        3,657      $1.5733164
Growth and Income II, Non-Qualified                    5,706      $1.6859335
Income Fund, Qualified                                 1,091      $1.3932109
Income Fund, Non-Qualified                             5,231      $1.3900698

Note 8. Subsequent Events

Effective January 1, 1997 PCM Trust changed its name to Putnam Variable Trust ("Putnam VT"). Accordingly, the names of the underlying funds have changed as follows: PCM Money Market Fund has become Putnam VT Money Market, PCM U.S. Government and High Quality Bond Fund has become Putnam VT Government and
High Quality Bond Fund, PCM Growth and Income Fund has become Putnam VT
Growth and Income Fund and PCM Voyager Fund has become Putnam VT Yoyager
Fund.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                STATUTORY BALANCE SHEETS
                (in thousands)

                                                        December 31,
                                                        1996      1995
          Admitted Assets

          Cash and investments:
           Bonds, at amortized cost (market value
            $404,442 and $421,342)                  $  405,060  $  419,791
           Common stock, at market value
            (cost $27,797 and $27,797)                  26,478      23,762
           Mortgage loans on real estate                13,323      14,674
           Real estate, net of accumulated
            depreciation of $5,636 and $9,758       43,546      59,094
           Policy loans                                 46,090      46,936
           Cash                                          2,364       4,979
           Short-term investments                       71,099      65,078

               Total cash and investments              607,960     634,314

           Accrued investment income                     6,336       6,652
           Premiums receivable                           7,349       7,546
           Receivable from reinsurers                    2,485       3,489
           Receivable from affiliates                    9,706       3,511
           Other assets                                  9,462       6,294
           Separate account assets                     417,306     418,637

               Total admitted assets                $1,060,604  $1,080,443

                     The accompanying notes are an integral part of
                          these statutory financial statements.


                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                STATUTORY BALANCE SHEETS
                (in thousands)

                                                        December 31,
                                                        1996      1995
          Liabilities, Capital and Surplus

          Aggregate reserve for life and accident
           and health policies and contracts        $   568,034 $  572,040
          Interest maintenance reserve                    4,704      4,833
          Accrued expenses                                  337        190
          Asset valuation reserve                        10,074      9,815
          Other liabilities                               9,197     17,793
          Separate account liabilities                  412,084    413,876

               Total liabilities                      1,004,430  1,018,547

          Capital and surplus:
           Common stock - $80 par value,
             40,000 shares authorized,
             30,000 shares issued and outstanding         2,400      2,400
           Paid-in and contributed surplus                4,800      4,800
           Surplus debentures                            38,546     69,296
           Unassigned surplus (deficit)                  10,428    (14,600)

               Total capital and surplus                 56,174     61,896

               Total liabilities, capital and
                surplus                             $1,060,604  $1,080,443

                     The accompanying notes are an integral part of
                          these statutory financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                STATUTORY STATEMENTS OF OPERATIONS
                (in thousands)

                                                   Year Ended
                                                   December 31,
                                              1996      1995      1994

          Revenues:
           Insurance premiums and annuity
            considerations                    $ 48,844  $ 47,853  $ 53,650
           Net investment income                46,700    49,189    46,094
           Other revenues                        2,887     2,902     5,153

               Total revenues                   98,431    99,944   104,897

          Benefits, losses and expenses:

           Policyholder claims and benefits     62,395    61,604    67,449
           Commissions                           3,428     1,972     3,329
           Other operating expenses             16,829    20,416    20,424

               Total benefits, losses and
                expenses                        82,652    83,992    91,202

          Operating income before federal
           income taxes and net realized
           gains                                15,779    15,952    13,695

           Provision (benefit) for federal
           income taxes                          1,016      (506)     (685)

          Net income from operations            14,763    16,458    14,380

          Net realized capital gains (losses)   13,636      (332)     (251)

                                              $ 28,399  $ 16,126  $ 14,129
               Net income

                     The accompanying notes are an integral part of
                          these statutory financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (in thousands)

                                                                  Paid-In
                                                                  and
                                                 Common   Stock   Contributed
                                                 Shares   Amount  Surplus

          Balance as of December 31, 1993          30  $  2,400  $    4,800
          Net income
          Change in net unrealized capital
           gains
          Change in non-admitted assets
          Increase in asset valuation
           reserve
          Increase in equity in separate
           accounts
          Reserve adjustments

          Balance as of December 31, 1994          30      2,400      4,800
          Net income
          Change in net unrealized capital
           gains
          Change in non-admitted assets
          Increase in asset valuation
           reserve
          Increase in equity in separate
           accounts
          Contribution to unassigned
           surplus
          Surplus note payment

          Balance as of December 31, 1995          30      2,400      4,800
          Net income
          Change in net unrealized capital
           gains
          Change in non-admitted assets
          Increase in asset valuation
           reserve
          Prior year surplus adjustment
          Correction of reserve valuation
           error
          Surplus note payment

          Balance as of December 31, 1996          30 $    2,400 $    4,800

                     The accompanying notes are an integral part of
                          these statutory financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (in thousands)

                     The accompanying notes are an integral part of
                          these statutory financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (in thousands)

                                                        Unassigned
                                         Surplus        Surplus
                                         Debentures     (Deficit)    Total


          Balance as of December 31, 1993  $ 103,206  $(49,449)   $ 60,957
          Net income                                    14,129      14,129
          Change in net unrealized capital
           gains                                          (807)       (807)
          Change in non-admitted assets                 (1,295)     (1,295)
          Increase in asset valuation
           reserve                                         (51)        (51)
          Increase in equity in separate                   (27)        (27)
           accounts
          Prior year surplus adjustment                   (115)       (115)
          Surplus note payment               (18,950)              (18,950)

          Balance as of December 31, 1994     84,256   (37,615)     53,841
          Net income                                    16,126      16,126
          Change in net unrealized capital              (7,154)     (7,154)
           gains
          Change in non-admitted assets                   (897)       (897)
          Increase in asset valuation
           reserve                                        (221)       (221)
          Increase in equity in separate
           accounts                                      1,161       1,161
          Contribution to unassigned
           surplus                                      14,000      14,000
          Surplus note payment               (14,960)              (14,960)

          Balance as of December 31, 1995     69,296   (14,600)     61,896
          Net income                                    28,399      28,399
          Change in net unrealized capital
           gains                                           611         611
          Change in non-admitted assets                   (687)       (687)
          Increase in asset valuation
           reserve                                        (259)       (259)
          Reserve adjustments                           (3,036)     (3,036)
          Surplus note payment               (30,750)              (30,750)

          Balance as of December 31, 1996  $  38,546  $ 10,428   $  56,174

                     The accompanying notes are an integral part of
                          these statutory financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                STATUTORY STATEMENTS OF CASH FLOWS
                (in thousands)

                                                        Year Ended
                                                        December 31,
                                             1996         1995      1994
          Cash flows from operating
           activities:
           Premiums and annuity
            considerations received        $  48,180  $  47,200  $  52,641
           Net investment income received     44,549     47,453     44,887
            Other income received              3,378      3,373      5,401
           Death and accident and
            health benefits paid             (26,511)   (31,391)   (32,188)
           Surrender benefits paid           (30,397)   (29,864)   (28,900)
           Annuity benefits paid             (43,900)   (49,400)   (60,252)
           Net transfers from Separate
            Accounts                          25,610     26,427     35,253
           Reserve changes due to modified
            coinsurance                        6,524      7,909     10,262
           Other benefits paid                (1,779)    (1,815)    (1,541)
            Federal income taxes (paid)
            refunded excluding tax on
            capital gains                     (5,424)       847     (2,494)
           Dividends paid to policyholders      (242)      (263)      (236)
           Commissions paid                   (3,428)    (1,945)    (3,340)
           General expenses, taxes,
            licenses and fees                (12,085)   (12,750)   (12,905)

           Net cash (used in) provided by
            operations                         4,475      5,781       6,588

           Cash flows from investing
            activities:
           Proceeds from investments sold
            or matured, net of tax on
            capital gains                     92,421     42,327     78,247
           Cost of investments acquired      (45,782)   (32,102)  (126,836)
           Net decrease (increase) in
             policy loans                        846     (2,130)    2,071

           Net cash provided by
            (used in) investing activities    47,485      8,095   (46,518)

           Cash flows from financing
            activities and other
            miscellaneous activities:
           Surplus debenture payments        (30,750)   (14,960)   (18,950)
           Interest paid on surplus
            debentures                        (5,538)    (7,790)    (7,355)

                     The accompanying notes are an integral part of
                          these statutory financial statements.


                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                STATUTORY STATEMENTS OF CASH FLOWS
                (in thousands)

           Net (decrease) increase in
            remittances and items not
            allocated                         (7,216)      3,504       492
           Net (increase) decrease in
            receivable from affiliates        (3,168)    (2,394)     7,273
           Other sources and
            applications, net                 (1,882)    (5,181)      (778)
           Net cash used in financing and
            other miscellaneous activities   (48,554)   (26,821)   (19,318)
           Net increase (decrease) in
            cash and short-term
            investments                        3,406    (12,945)   (59,248)
           Cash and short-term
            investments at beginning
            of year                           70,057      83,002    142,250
            Cash and short-term
            investments at end of year      $  73,463  $  70,057  $  83,002

                     The accompanying notes are an integral part of
                          these statutory financial statements.


                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS



                1.   ORGANIZATION AND SUMMARY  OF SIGNIFICANT ACCOUNTING
                     POLICIES

                Organization

                Investors Life Insurance Company of North America (Investors-NA or the Company) is a wholly-owned subsidiary of InterContinental Life Corporation (ILCO), a life insurance holding company. ILCO is controlled by Financial Industries Corporation (FIC), a life insurance holding company, through FIC's ownership of approximately 46% of ILCO's outstanding common stock.

                The Company is principally engaged in administering existing portfolios of individual and group life insurance policies and annuity products. The Company is also engaged in the business of marketing and underwriting individual life insurance and annuity products in 49 states and the District of Columbia. Such products are marketed through independent, non-exclusive general agents. The Company also administers an in-force book of health insurance business and credit life and disability insurance.

                The   Company    owns   two    insurance   subsidiaries:
                InterContinental Life Insurance Company (ILIC) and Investors Life Insurance Company of Indiana (Investors-
                IN).   Investors-IN was  acquired during 1995  (See Note
                11). The Company also is the parent of a registered broker-dealer, ILG Securities Corporation.

                Summary of significant accounting policies

                Basis of presentation

                The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Washington (the Department). These accounting practices differ in certain respects from generally accepted accounting principles. The more significant differences from generally accepted accounting principles are:


                (a) Policy reserves are based on statutory mortality and interest requirements and are calculated without consideration of withdrawals, which may





                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                     differ   from    generally   accepted    accounting
                     principles   reserves  based   on  more   realistic
                     estimates of mortality, interest and withdrawals.

                (b) Policy acquisition costs which vary with and are directly related to the production of new business, such as commissions, premium taxes and other costs, are charged to operations as incurred. Under generally accepted accounting principles, such costs are deferred and amortized in proportion to the ratio of estimated annual gross profits over the expected life of the contracts.

                (c) Deferred income taxes are not provided on differences between the tax bases of assets and liabilities and their reported amounts in the statutory financial statements. Under generally accepted accounting principles, deferred taxes, if any, are provided on these differences.

                (d) Certain assets which are designated as "non-admitted" by the laws and regulations of the State of Washington are charged to surplus. Under generally accepted accounting principles, these assets, less applicable allowance accounts, are restored to the balance sheet.

                (e) An asset valuation reserve (AVR) must be recorded under statutory accounting practices. The AVR is calculated in accordance with methods prescribed by the National Association of Insurance Commissioners
                     (NAIC). Under generally accepted accounting principles, no such liability is recorded.

                (f)  An  interest  maintenance  reserve  (IMR)  must  be
                     recorded under statutory accounting practices to defer gains and losses recognized on the sale of bonds prior to maturity. The resulting deferred gain or loss is recognized over the remaining period to maturity. Under generally accepted accounting principles, no such liability is recorded.

                (g) Deferred premiums are recorded as an asset; generally accepted accounting principles require such balances to be offset against related policy liabilities.

                (h) Net intangible assets arising from the acquisition of business assets are deferred and amortized in relation to the business in force under generally

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                     accepted accounting principles. In addition, acquired assets are recorded at fair market value at the date of acquisition. These purchase accounting adjustments are not recognized under statutory accounting practices.

                (i) Fixed maturities classified as "available for sale" are carried at market value under generally accepted accounting principles. Unrealized gains or losses are reflected as a separate component of equity. These securities are carried at amortized cost under statutory accounting practices.

                (j) Policy reserves are reported net of amounts recoverable from reinsurers. Under generally accepted accounting principles ceded reserves are recorded as a receivable on the balance sheet.

                (k) The surplus debentures to ILCO are included as a component of surplus. Under generally accepted accounting principles, debentures are included as a liability.

                Investments

                Investments are carried in accordance with valuation procedures established by the NAIC. In general, bonds are carried at amortized cost. Common stocks of subsidiaries are carried at equity in the underlying net assets of the subsidiaries. Equity in insurance subsidiaries is determined in accordance with statutory accounting practices and equity in other subsidiaries is determined in accordance with generally accepted accounting principles. Net income of the subsidiaries is included in investment income and other changes in the equity of the subsidiaries are included in unrealized capital gains and losses. Other common stocks are carried at NAIC market value. Short-term investments include those securities which mature within one year and are carried at cost, which approximates market value.

                Premiums and discounts on collateralized mortgage obligations (CMOs) are amortized over the estimated redemption period as opposed to the stated maturities. An adjustment to the investment and investment income is booked on a retrospective basis to reflect the amounts that would have existed had the new effective yield been applied since the acquisition of the CMOs. The Company's general investment philosophy is to hold fixed maturities for long-term investment. However, in

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                response to changing market conditions, liquidity requirements, interest rate movements and other investment factors, fixed maturities may be sold prior to their maturity. Realized gains and losses on the disposal of investments, net of amounts deferred as part of the IMR, are recognized in net income on the specific identification basis, except for stocks, for which the first-in, first-out method is employed. Unrealized gains and losses on equity securities are recorded directly to surplus.

                Mortgage loans on real estate and policy loans are carried at their aggregate unpaid principal balance. Real estate occupied by the Company and held for investment is carried at cost less accumulated depreciation. Real estate acquired in satisfaction of debt is stated at the lower of fair market value or the amount of debt, including capitalized taxes and expenses. Depreciation is calculated using the straight line method over 20 to 40 years. Depreciation expense for 1996, 1995 and 1994 amounted to $1,197,128,
                $2,030,518, and $1,624,560, respectively.

                Approximately $66.9 and $74.7 million, or 17% and 18%, of the total bond portfolio (at amortized cost) at December 31, 1996 and 1995, respectively, consists of private placement bonds. The market value of private placement bonds is determined in good faith by management with the assistance of an independent pricing service. Factors considered in the market valuation of such bonds include the quality of the issuer, interest rates and maturity dates.

                Aggregate reserves for life policies and contracts

                Aggregate reserves for life policies and contracts are based on statutory mortality tables and interest assumptions ranging from 2.5% to 6% using the Net Level Premium or the Commissioners' Reserve Valuation Method.

                The mortality tables utilized are the 1941 CSO and 1958 CSO tables, except for contracts issued in 1986 and later for which the 1980 CSO Mortality Table is used. Premium deficiency reserves are held (when the gross premium charged is less than the valuation net premium) in the amount equal to the present value of such deficiency.

                Reserves for annuities in pay status are established using the Progressive Annuity Table, A49 MOD 60 Table,

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                or the 1971 IAM Table with interest rate assumptions ranging from 3% to 13.25%. During the deferred period, annuity reserves are established using a retrospective accumulation of cash value based on declared interest rates which vary depending on the Company's expectation of investment return.

                The withdrawal characteristics of the Company's annuity actuarial reserves and deposit liabilities (including reserves for annuity contracts maintained in the Company's separate accounts) at December 31, 1996 and 1995 are as follows (in thousands):

                                           1996               1995
                                              % of                % of
                                    Amount    Total     Amount    Total

          Subject to discretionary
           withdrawal with
           adjustments:
           - with market value
             adjustment             $407,882  82.28%    $409,606    81.77%
           - at book value less
             surrender charge            316    .06%       1,496      .30%

               Subtotal              408,198  82.34%     411,102    82.07%

          Subject to discretionary
           withdrawal without
           adjustment:
           - at book value            78,448  15.83%      80,172    16.01%
          Not subject to
           discretionary withdrawal
           provision                   9,064   1.83%       9,640     1.92%
          Total annuity actuarial
           reserves and deposit
           liabilities (gross)       495,710    100%     500,914      100%
          Reinsurance ceded            3,201               3,194
          Total annuity actuarial
           reserves and deposit
           liabilities (net)        $492,509            $497,720

                Policy and contract claims

                Policy and contract claims include provisions for reported claims and claims incurred but not reported. The provision for claims incurred but not reported is estimated based on Company experience. The liability for other policy claims and benefits payable is subject

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                to the impact of changes in claim severity, frequency and other factors. Although there is considerable variability inherent in such estimates, management believes that the liability recorded is adequate.


                Premium recognition

                Universal life insurance premiums are recognized as earned when collected. Traditional life premiums, after adjustment for deferred and uncollected premiums are recognized as earned on the policy anniversary date. Deferred life premiums represent modal premiums (other than annual) to be collected in 1997 related to policy years beginning in 1996. Uncollected premiums represent premiums due but not collected in 1996. Both deferred and uncollected premiums have been reduced by the estimated cost of collection and are recorded as premiums receivable. Annuity and supplementary contract premiums are recognized as earned when collected.

                Separate accounts

                Assets held for purchasers of investment annuity contracts or variable annuity contracts, and the related liabilities, are included in the statutory balance sheet. These accounts are maintained independently from the general account of Investors-NA. Investment earnings from these separate account assets accrue directly to the policyholders and are not included in the Company's statement of operations.

                The following reconciles net transfers from separate accounts per the Separate Accounts Statement to net transfers to separate accounts per the Company's Statement of Operations for the year ended December 31, 1996, 1995 and 1994 (in thousands):

                                                  1996     1995     1994

          Transfers to separate
            accounts per Separate
            Accounts Statement                $  1,031  $   884   $ 2,850

          Transfers from separate
            accounts per Separate
            Accounts Statement
                                               (28,438)  (30,389)  (41,145)
          Net transfers from
            separate accounts
            per Separate Accounts

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

            Statement                         $(27,407) $(29,505) $(38,295)

          Reconciling adjustments:
            Charges for investment
            management,
            administration and
            contract guarantees                  1,797     3,078     3,042

          Net transfers from
            separate accounts
            per Statement of
            Operations                        $(25,610) $(26,427) $(35,253)

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                Reinsurance

                Reinsurance premiums, commissions, loss and expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

                Admitted and non-admitted assets Assets must be included in the statutory balance sheet at "admitted asset value". "Non-admitted assets" are excluded through a charge to
                unassigned surplus.   Non-admitted  assets at  December 31,
                1996 and 1995  are as follows (in thousands):

                                       1996     1995

          Mortgage loans            $    81    $    71
          Furniture and equipment       534        593
          Agents' debit balances        655        148
          Accounts receivable         1,129        739
          Prepaid expenses            1,143        950
          Other                       1,744      2,098
                                    $ 5,286    $ 4,599

                Use of Estimates

                The preparation of these statutory financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results will differ from those estimates.

                2.   INVESTMENTS

                An analysis of the Company's net investment income for the years ended December 31, 1996, 1995 and 1994 is as follows (in thousands):
                                                 1996      1995      1994

          Interest on bonds                   $33,800   $35,242   $32,660
          Interest on short-term investments    3,548     3,439     4,508
          Interest on policy loans              3,426     2,748     3,663
          Interest on mortgage loans            1,349     1,502     2,312

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

          Income on real estate                 5,036     6,750     4,453
                                               47,159    49,681    47,596
          Equity in earnings (loss) of
           wholly-owned subsidiary              2,380     3,043       735
          Other income                             40         3       545
          Amortization of IMR                     279       253       225
          Gross investment income              49,858    52,980    49,101
          Less investment expenses             (3,158)   (3,791)   (3,007)

               Net investment income           $46,700   $49,189   $46,094



                The  carrying values of investments at December 31, 1996
                and  1995   that  were  non-income  producing   for  the
                preceding twelve months were as follows (in thousands):

                                                      1996       1995

          Bonds                                       $     0    $     48
          Mortgage loans                                   81         400
                                                      $    81    $    448


                Realized capital gains and losses for the years ended December 31, 1996, 1995 and 1994 are as follows (in thousands):


                                               1996        1995      1994
          Gains on sales of real estate    $ 23,183   $     -0-  $    -0-
          Gains on sales of bonds               272         463       255
          Gains on sales of other
           investments                            1          10       122
          Losses on sales of bonds              (81)        -0-      (186)
          Losses on sales of mortgage
           loans                                -0-         -0-      (381)
          Losses on mortgage loans
           transferred to real estate           (13)       (107)      -0-
          Less amounts deferred as IMR         (150)       (301)      120
                                             23,212          65       (70)
          Income tax provision               (9,576)       (397)     (181)

               Net realized capital gains
                (losses)                   $ 13,636   $    (332) $   (251)



                Net realized capital gains for 1996 includes $23 million (before federal income tax) resulting from the sale during the first quarter of 1996 of the Austin Centre, a hotel/office complex, located in Austin,

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                Texas,  which  serves  as  the  Company's  home   office
                building. The selling price was $62.672 million, less $1 million paid to a capital reserve account for the
                purchaser.    The  property was  purchased  in  1991 for
                $31.275 million. Proceeds from the sale of $15 million were used to reduce ILCO's senior loan obligations. The balance of the proceeds, net of federal income tax, was retained and reinvested by the Company. The sale closed
                on March 29, 1996.   The Company continues to rent space
                in the building under the terms of an operating lease which expires in September 1997.

                Unrealized  gains  and  losses on  common  stocks  as of
                December   31,  1996  and   1995  are  as   follows  (in
                thousands):

                                                         1996       1995
          Unrealized capital gains                    $  1,060   $   605
          Unrealized capital losses                     (6,821)   (6,977)

          Net unrealized capital losses               $ (5,761)  $(6,372)

                Proceeds from sales and maturities of bonds were $38,730,892, $38,576,824, and $68,041,441 for the years ended December 31, 1996, 1995 and 1994, respectively.

                The carrying value and NAIC market value of investments in bonds by category at December 31, 1996 are as follows (in thousands):

                                    Carrying  Gross Un- Gross Un- NAIC
                                    Value     Realized  Realized  Market
                                              Gains     Losses    Value

          U.S. treasury securities
           and obligations of U.S.
           government agencies and
           corporations             $  7,477  $    505  $    28   $   7,954
          Obligations of states and
           political subdivisions      1,943        61        -       2,004
          Corporate securities       148,238       870    2,026     147,082
          Mortgage-backed            247,402         -        -     247,402
           securities
               Total Bonds          $405,060  $  1,436  $ 2,054    $404,442


                The carrying value and NAIC market value of investments in bonds by category at December 31, 1995 are as follows

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                (in thousands):

                                              Gross Un- Gross Un- NAIC
                                    Carrying  realized  realized  Market
                                    Value     Gains     Losses    Value
          U.S. treasury securities
           and obligations of U.S.
           government agencies and
           corporations             $  9,461  $    895  $     8   $ 10,348
          Obligations of states and
           political subdivisions     10,858       351       20     11,189
          Corporate securities       129,627       982      649    129,960
          Mortgage-backed
           securities                269,845       -0-      -0-    269,845
               Total Bonds          $419,791  $  2,228  $   677   $421,342

                The carrying value and NAIC market value of bonds at December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 NAIC
                                                    Carrying     Market
                                                    Value        Value
                                                       (in thousands)

          Due in one year or less                   $   2,630   $   2,630
          Due after one year through five years        32,708      32,688
          Due after five years through ten years       44,749      44,961
          Due after ten years                          77,571      76,761
                                                      157,658     157,040

          Mortgage-backed securities                  247,402     247,402
                                                    $ 405,060   $ 404,442

                The   Company's  mortgage  loans  and  real  estate  are
                diversified  by  property  type,  location  and  issuer.
                Mortgage loans are collateralized by the related properties and such loans generally range from 15% to 80% of the properties value at the time the loan is made.


                3.   DISCLOSURES   ABOUT   FAIR   VALUE   OF   FINANCIAL
                INSTRUMENTS

                The estimated fair values of the Company's financial instruments at December 31, 1996 are as follows (in thousands):

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS


                                                   Carrying       Market
                                                   Value          Value
                                                      (in thousands)
          Financial assets:
            Bonds                                   $  405,060  $  405,309
            Policy loans                                46,090      46,090
            Mortgage loans                              13,323      14,066
            Short-term investments                      71,099      71,099
            Cash                                         2,364       2,364

          Financial liabilities:
            Deferred annuities                          77,657      72,256
            Supplemental contracts                       7,054       6,753

                The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

                Bonds

                Fair values are based on quoted market prices or dealer quotes, except for notes from affiliates, which are based on a discounted cash flow analysis using current rates offered to the Company for debt of the same remaining maturities.

                Policy loans

                Policy loans are, generally, issued with coupon rates below market rates and are considered early payment of the life benefit. As such, the carrying amount of these financial instruments is a reasonable estimate of their fair value.

                Mortgage loans

                The fair value of mortgage loans is estimated using a discounted cash flow analysis using rates for BBB-rated bonds with similar coupon rates and maturities.

                Cash and short-term investments

                The carrying amount of these instruments approximates market value.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                Deferred annuities and supplemental contracts

                The fair value of deferred annuities is estimated using cash surrender values. Fair values for supplemental contracts is estimated using a discounted cash flow analysis, based on interest rates currently offered on similar products.

                4.   FEDERAL INCOME TAXES

                Pursuant to a tax sharing agreement (the Agreement), the Company will join in the filing of a consolidated income tax return with its two wholly-owned life insurance subsidiaries. Under the Agreement, the Company records its federal income tax expense or benefit as if it filed a separate federal income tax return. The Company's federal income tax recoverable as of December 31, 1996 and 1995 is approximately $4,396,000 and $2,741,000, respectively.

                The Company elected to adjust its bases in assets in accordance with Internal Revenue Code Section 338 as of the date it was acquired by InterContinental Life Corporation. As a result of this election, various differences occur in the amount and timing of the recognition of income and expenses for statutory and tax purposes.

                The components of income tax for 1996, 1995 and 1994 are as follows (in thousands):

                                              1996      1995      1994

                Tax on underwriting profits
                and investment income         $ 1,016   $  (506)  $(685)

                Tax on capital gains          $ 9,576   $   399   $ 181

                The following is a reconciliation of tax on operating income at the statutory federal rate of 35% in 1996 and 1995 and 1994 to the Company's provision for federal income taxes (in thousands):

                                                 1996      1995     1994

          Tax on operating income at
           statutory rates                    $ 5,523   $  5,583  $  4,793
          Dividends received deduction           (25)       (124)     (104)
          Difference in recognition of income
           and expenses relating to
           adjustment in asset bases due to

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

           Section 338 election               (2,115)     (2,127)   (1,144)
          Difference between statutory and
           income tax policy reserves           (870)     (2,894)   (3,764)
          Differences in accounting for
           deferred policy acquisition costs    (227)        101       252
          Accrual or market discount            (362)       (501)     (459)
          Equity in earnings of shareholders (833) (1,605) (257) Income (loss) from separate
           account                                -0-        406       (10)
          Other, net                             (75)       (317)        8
          Provision for federal income taxes    1,016   $   (506) $   (685)

                Under the provisions of pre-1984 life insurance tax regulations, the Company was taxed on the lesser of taxable investment income or income from operations, plus one-half of any excess of income from operations over taxable investment income. One-half of the excess (if any) of the income from operations over taxable investment income, an amount which was not currently subject to taxation, plus special deductions allowed in computing the income from operations, were placed in the PSA. The aggregate accumulation in the account at December 31, 1996 and December 31, 1995 approximated $8,225,000. Federal income taxes will become payable on this account at the then current tax rate when and to the extent that the account exceeds a specific maximum, or when and if distributions to stockholders, other than stock dividends and other limited exceptions, are made in excess of the accumulated previously taxed income. At December 31, 1996 and December 31, 1995, the Company had approximately $105,000,000 and $90,000,000 respectively in its Shareholders' Surplus Account from which it could make distributions to ILCO without incurring any federal tax liability. The amount of dividends which may be paid by the Company is limited by statutory regulations.

                5.   REINSURANCE

                The Company reinsures portions of certain policies it writes, thereby providing greater diversification of risk and minimizing exposure on larger policies. The Company's maximum retention on any one individual policy is $250,000. Policy liabilities and contract-holder deposit funds are reported in the accompanying statutory financial statements net of such reinsurance ceded. The Company remains liable to the extent the reinsurance companies are unable to meet their obligations under the reinsurance agreements.

                The  amounts  deducted  in  the  accompanying  financial

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                statements for reinsurance ceded are as follows (in thousands):


                                                   1996           1995

                Aggregate reserve for life
                 policies and contracts       $    5,027     $    5,047
                Other policy claims and
                 benefits payable             $      821     $    1,115

                Estimated amounts recoverable from reinsurers on paid claims were $2,462,239 and $3,464,336 at December 31, 1996 and 1995, respectively. Total premiums ceded during 1996, 1995 and 1994 were $5,591,028, $6,393,048 and $9,322,207 respectively. Total premiums assumed during 1996, 1995 and 1994 were $5,529,381, $851,223 and $651,042, respectively. The increase in premiums assumed during 1996 is primarily attributable to the intercompany reinsurance agreements with Family Life Insurance Company discussed in Note 9.

                6.   CAPITAL AND SURPLUS

                The insurance regulations of the State of Washington require minimum capital of $2,400,000 and minimum surplus of $2,400,000. The Company's Articles of Incorporation require that the Company maintain capital applicable to common stock of $2,400,000.

                Under current Washington law, any proposed payment of a dividend or distribution, together with dividends or distributions paid during the preceding twelve months, which exceeds the greater of (i) 10% of statutory surplus as of the preceding December 31 or (ii) statutory net gain from operations for the preceding calendar year is called an "extraordinary dividend" and may not be paid until either it has been approved, or a waiting period shall have passed during which it has not been disapproved, by the insurance commissioners.

                Effective July 25, 1993 Washington amended its insurance code to retain the "greater of" standard but enacted requirements that prior notification of a proposed dividend be given to the Washington Insurance
                Commissioner and that dividends may be paid only from earned surplus. As of December 31, 1996, Investors-NA had earned surplus of $5,205,148. Since the law applies

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                only to dividend payments, the Company's ability to make
                principal   and   interest  payments   on   its  surplus
                debentures is not affected.

                During 1992, the NAIC passed a model regulation for minimum risk-based capital (RBC) requirements for life and health insurance companies. The RBC model requires that companies maintain certain amounts of capital and surplus based on an insurer's investment and insurance risk. The requirements are effective for the year ended December 31, 1993. The ability of the Company to pay dividends could be further limited by the RBC requirements.

                7.   PERMITTED STATUTORY ACCOUNTING PRACTICES

                The insurance regulations of the state of Washington limit the amount an insurer may invest in the obligations of any one corporation to 4% of the insurer's statutory admitted assets. The Company held $51,211,460 and $52,500,000 in subordinated notes issued by Family Life Corporation, a wholly-owned subsidiary of FIC, at December 31, 1996 and 1995, respectively. This investment exceeds the limit on investments prescribed by the State of Washington by $8,787,303 and $9,282,287 at December 31, 1996 and 1995, respectively. Prior to the acquisition of these notes, Investors-NA received written approval from the Washington Insurance Department for the inclusion of the full amount of these notes in its statutory admitted assets. At December 31, 1996 and 1995, this permitted practice increased statutory surplus by $8,787,303 and $9,282,287 over what it would have been under prescribed statutory accounting practices. The Company employed no other permitted statutory accounting practices that individually or in the aggregate materially affected statutory surplus or risk-based capital at December 31, 1996 or 1995.

                On February 14, 1995, the Company and ILCO purchased the stock of Meridian Life Insurance Company (See Note 11). The terms of the purchase were approved by the Indiana Department of Insurance.

                8.   EMPLOYEE BENEFIT PLANS

                Retirement plan

                The employees of Investors-NA are covered under the ILCO Pension Plan. The ILCO Pension Plan is a noncontributory defined benefit pension plan which covers each employee of ILCO and its subsidiaries who

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                has attained 21 years of age and has completed one year or more of service. Each affiliate company contributes any amounts necessary (as actuarially determined) to fund the benefits provided for its eligible employees. ILCO made no contributions in 1996, 1995 or 1994.

                The normal retirement benefit provided under the plan is equal to 1.57% of final average eligible earnings less 65% of the participant's Social Security Covered Compensation multiplied by the number of years of credited service (up to 30 years). The compensation used in determining benefits under the plan is the highest average earnings received in any five consecutive full-calendar years during the last ten full-calendar years before the participant's retirement date. The plan provides for reduced early retirement benefits at age 60, with at least 5 completed years of service.

                Employee stock ownership plan

                The Company, with its parent company and its affiliates, participates in an Employee Stock Ownership Plan and a related trust maintained by ILCO. The Plan generally covers employees who have attained the age of 21 and have completed one year of service. Vesting of benefits to employees is based on number of years of service. No contributions were made to the Plan in 1996, 1995, or 1994.

                Stock option plans

                Under ILCO's Incentive Stock Option Plan, certain key employees of the Company have been granted options to purchase shares of ILCO's common stock, at 100% of fair market value on the date of grant. At December 31, 1996 and 1995, respectively, options to purchase 72,000 and 81,500 shares of ILCO's common stock were outstanding and unexercised.

                Under ILCO's Non-Qualified Stock Option Plan, the Board of Directors of ILCO is authorized to issue options to certain officers, directors, agents and others to purchase up to 600,000 shares of ILCO's common stock at 100% of the fair market value on the date of grant but in no case less than $3.33 per share. As of December 31, 1996 and 1995, respectively, options to purchase 174,000 and 302,000 shares of ILCO's common stock were outstanding and unexercised.

                Savings and investment plans

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                The Company's employees may participate in the ILCO Savings and Investment Plan that allows eligible employees who have met a one-year service requirement to make contributions to the Plan on a tax-deferred basis. A Plan participant may elect to contribute up to 16% of eligible earnings on a tax deferred basis, subject to certain limitations applicable to "highly compensated employees" as defined in the Internal Revenue Code. Plan participants may allocate contributions, and earnings thereon, between several investment options. The account balance of each participant is 100% vested at all times. Prior to January 1, 1990, the Company made matching contributions of up to 50% of the first 6% of eligible compensation contributed by the plan participants. Vesting of such company contributions is based on number of years of service. The employer contributions were discontinued effective January 1, 1990.

                9.   RELATED PARTIES

                Included in capital and surplus at December 31, 1996 and 1995 are two (2) surplus debentures payable to ILCO with initial principal balances of $140,000,000 and $15,000,000. The outstanding balances of these notes at December 31, 1996 and 1995 totaled $38,546,000 and
                $69,296,000, respectively. The rate of interest payable on the debentures is calculated as one and one-half percent (1-1/2%) above the prime lending rate as adjusted at the beginning of each quarter. The $140,000,000 debenture is payable in 43 consecutive quarterly installments of $2,000,000 each beginning December 31, 1988, with a final payment of $54,000,000 due September 30, 1999. Payments on the $15,000,000 debenture are calculated based on available surplus, as defined in the surplus debenture agreement, at the end of each quarter. In accordance with the surplus debenture agreements, the Company may prepay the debentures so long as prepayment does not cause the surplus funds of the Company to be reduced below $10,000,000 (the statutory capital and surplus floor prescribed by the State of Washington). The Company has received written notification from the Washington Department of Insurance that it does not need to obtain specific permission from the Department prior to making a scheduled principal payment on the debentures. However, Investors-NA has voluntarily agreed with the Washington Insurance Commissioner that it will provide at least five days advance notice of payments which it will make under the surplus debenture.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                Principal payments totaling $29,750,000, $13,960,000 and $17,950,000 were made on the $140,000,000 debenture during 1996, 1995 and 1994, respectively, and payments totaling $1,000,000, $1,000,000 and $1,000,000 were made on the $15,000,000 debenture during 1996, 1995 and 1994, respectively. Total interest paid by the Company on the surplus debentures was $5,538,469, $7,789,576 and $7,524,636, during 1996, 1995 and 1994, respectively.
                Cumulative interest paid by the Company on the debentures was $88,589,477 at December 31, 1996. Unpaid accrued interest on these debentures was $957,889 and $1,827,207 at December 31, 1996 and 1995, respectively.

                The Company has a net balance due from related parties at December 31, 1996 and 1995 of $7,995,000 and
                $3,511,000, respectively. The balance resulted from transactions consisting of reimbursement of expenses and receipts and disbursements of funds related to an administrative service agreement between various affiliates.

                Bonds include $59,940,193 of notes receivable from affiliates which comprise (a) a loan of $21,375,000 Family Life Corporation (FLC); (b) a loan of $29,836,460 to FLC; (c) a loan of $4,475,469 to Family Life Insurance Investment Company (FLIIC); and (d) a loan of $2,500,000 to FIC plus $1,753,264 of additions to said note in accordance with the terms thereof. FLC and FLIIC are wholly-owned subsidiaries of FIC. Interest received by the Company for all loans during 1996, 1995 and 1994 amounted to $6,886,966, $6,044,622 and
                $5,993,512, respectively. Common stocks include 53,400 shares of ILCO which had a book value of $380,478 and a statement value of $359,526 at December 31, 1996. The Company also holds 145,500 common shares of FIC which has a book value of $229,890 and a statement value of $1,165,427, at December 31, 1996, 55,000 common shares of ILIC which had a book value of $9,602,666 and a statement value of $9,526,282 at December 31, 1996, 303,000 common shares of Investors-IN which had a book value of $21,768,922 and a statement value of $15,085,656 at December 31, 1996 and 300 common shares of ILG Securities Corporation which had a book value of $227,038 and a statement value of $198,664 at December 31, 1996. ILIC, Investors-IN and ILG Securities Corporation are wholly-owned subsidiaries of the Company.

                Rent and certain other operating expenses aggregating approximately $305,000, $830,000, and $585,000, were paid to  FIC in 1996,  1995, and 1994,  respectively, by

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                the Company. The Company shares office facilities with various affiliates and is a party to an intercompany expense allocation agreement. Under this agreement, the Company was reimbursed $16 million, $16 million and $13 million, in 1996, 1995, and 1994, respectively, for shared expenses it paid on behalf of its affiliates.

                In 1995, Investors-NA entered into a reinsurance agreement with Family Life pertaining to universal life insurance written by Family Life. The reinsurance agreement is on a co-insurance basis and applies to all covered business with effective dates on and after
                January 1, 1995. The agreement applies to only that portion of the face amount of the policy which is less than $200,000; face amounts of $200,000 or more are reinsured by Family Life with a third party reinsurer. In 1996, Investors-NA entered into a reinsurance agreement with Family Life, pertaining to annuity contracts written by Family Life. The agreement applies to contracts written on or after January 1, 1996. These reinsurance arrangements reflect management's plan to develop universal life and annuity business at Investors-NA, with Family Life concentrating on the writing of term life insurance products.

                In October of 1993, ILCO entered into an agreement with the Chairman of the Board of Directors whereby the Chairman agreed to surrender all of his remaining common stock options for consideration of $6,847,000. Prior to entering into this agreement, ILCO had accrued compensation expense related to these options of $4,225,000. Upon entering into the agreement, additional compensation was recorded totaling $2,622,000 for the year ended December 31, 1993 to increase to a compensation to the surrender price. Accordingly, a liability was recorded for the unpaid portion of the agreement. Pursuant to this agreement, during 1993 the Chairman was paid $3,237,120 for cancellation of 240,000 of these options and during 1994 he was paid $997,520 for cancellation of 68,500 options and $379,143 for federal income tax reimbursement relating to the cancellation of options in 1993. During 1995, the Chairman was paid $836,582 for the cancellation in 1995 of options to purchase 50,000 shares of ILCO's common stock, $156,323 for the federal income tax reimbursement relating to the cancellation in 1994 of options to purchase 68,500 shares and $127,608 as the final payment relating to the cancellation in 1993 of options to purchase 240,000 shares. The federal income tax reimbursements are expensed in the period when they occurred.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                During 1996, the Company paid the Chairman: (i) $1,862,000 for the cancellation in 1996 of options to purchase 121,500 shares of the Company's common stock, plus interest at the rate of 8% per year on such amount for a one year period (for a total of $2,011,737); (ii) $120,700 for the federal income tax reimbursement relating to the cancellation in 1995 of options to purchase 50,000 shares of the Company's common stock; and (iii) $313,960 for the federal income tax reimbursement relating to the 1996 options cancellation.


                During 1994, the Chairman was paid a bonus aggregating $1,076,000, of which $469,000 was allocated to the Company.

                On June 12, 1991, FIC granted to the Company non-transferrable options to purchase up to a total of 9.9% of the common shares of FIC. These options were granted in conjunction with the senior subordinated loan of $22.5 million and a senior loan of $2.5 million issued to the Company by FIC and a subsidiary, relating to the acquisition of Family Life Insurance Company. The option price is $10.50 per share, equivalent to the then current market price, subject to adjustment to prevent the effect of dilution. As a result of FIC's five-for-one stock split, effective in November, 1996, the option price is currently $2.10 per share. The options provide for their expiration upon final repayment of the respective loans.

                Pursuant to a data processing agreement with a major service company, the data processing needs of ILCO's and FIC's insurance subsidiaries were provided by an off site third party until November 30, 1994. Commencing December 1, 1994, all of those data processing needs are provided to ILCO's and FIC's Austin, Texas and Seattle, Washington facilities by FIC Computer Services, Inc. ("FIC Computer"), a subsidiary of FIC. Each of FIC's and ILCO's insurance subsidiaries has entered into a data processing agreement with FIC Computer whereby FIC Computer provides data processing services to each subsidiary for fees equal to such subsidiary's proportionate share of FIC Computer's actual costs of providing those services to all of the subsidiaries. The Company paid $1,748,402, $1,290,306 and $181,971 to
                FIC Computer for data processing services provided during 1996, 1995 and 1994, respectively.

                10.  COMMITMENTS AND CONTINGENCIES

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                NOTES TO STATUTORY FINANCIAL STATEMENTS

                The Company is a defendant in certain legal actions related to the normal business operations of the Company. Management believes that the resolution of such matters will not have a material impact on the financial statements.

                 11. ACQUISITION OF SUBSIDIARY

                On February 14, 1995, the Company and its parent (ILCO) purchased the stock of Meridian Life Insurance Company (Meridian Life), an Indianapolis-based life insurer, from Meridian Mutual Insurance Company. The cash purchase price was $17.1 million, net of post-closing adjustments. Under the terms of the purchase agreement, ILCO acquired approximately 82% of the outstanding stock of Meridian Life for $14 million, and the Company acquired approximately 18% of the common stock of Meridian Life for the remaining portion of the purchase price. Immediately following the closing of the transactions, ILCO contributed the shares acquired by it to the unassigned surplus of the Company. As a result, Meridian Life is a wholly-owned subsidiary of the Company. Subsequent to the purchase, Meridian Life's name was officially changed to Investors Life Insurance Company of Indiana.

                            Report of Independent Accountants


                To the Board of Directors of
                Investors Life Insurance Company
                of North America

                We have audited the accompanying statutory balance sheets of Investors Life Insurance Company of North America as of December 31, 1996 and 1995, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

                We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                As described in Note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Washington, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

                In our opinion, because of the effects of the matters referred to in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Investors Life Insurance Company of North America at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.

                Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the statutory financial position of Investors Life Insurance Company of North America at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, on the basis of accounting described in Note 1.



                Price Waterhouse LLP
                Dallas, Texas
                March 25, 1997



                                 REGISTRATION STATEMENT
                                           ON
                                        FORM N-4

                               Part C:   OTHER INFORMATION


                Item 24.   Financial Statements and Exhibits

                The following financial statements and exhibits are filed with this Post-Effective Amendment:

                     (a)  Financial Statements:

                          Part A:  None

                          Part B:

                          (i)  Registrant:

                               Combined  Balance Sheet,  as of  December
                31, 1996

                               Individual Statements of Operations, For the Year Ended December 31, 1996

                               Individual Statements of Changes in Total
                               Assets, For the Years  Ended December 31,
                               1996 and December 31, 1995

                               Notes to Financial Statements

                               Report of Independent Accountants

                         (ii)  Depositor:

                               Statutory Balance  Sheets, as of December
                               31, 1996 and December 31, 1995

                               Statutory Statements  of Operations,  for
                               the  Years   Ended  December   31,  1996,
                               December 31, 1995 and December 31, 1994

                               Statutory   Statements   of   Changes  in
                               Capital and Surplus,  for the Years Ended
                               December 31, 1996, December  31, 1995 and
                               December 31, 1994

                               Statutory Statements  of Cash  Flows, for
                               the  Years   Ended  December   31,  1996,
                               December 31, 1995 and December 31, 1994

                                           C-1

                               Notes to Statutory Financial Statements

                               Report of Independent Accountants



                     (b) Exhibits:

                         (i) Schedule for computation of performance quotations of Money Market Division.

                Item 25.  Directors and Officers of the Depositor


                Name and Principal           Position and Offices
                Business Address*            with Depositor


                Roy F. Mitte                 Chairman,   President   and
                                             Chief  Executive   Officer,
                                             Director

                James M. Grace               Executive  Vice  President,
                                             Chief   Financial   Officer
                                             and Treasurer; Director

                Eugene E. Payne              Executive  Vice  President,
                                             Chief  Operations   Officer
                                             and Secretary; Director

                Jeffrey H. Demgen            Executive  Vice   President
                                             and    Chief   Sales    and
                                             Marketing Officer

                Theodore A. Fleron           Senior   Vice    President,
                                             General     Counsel     and
                                             Assistant        Secretary;
                                             Director

                Dale E. Mitte                Senior  Vice  President and
                                             Chief          Underwriter;
                                             Director

                Steven P. Schmitt            Senior  Vice President  and
                                             Assistant        Secretary;
                                             Director

                David C. Hopkins             Senior  Vice President  and
                Controller

                Thomas C. Richmond           Senior Vice President

                Walter Reed                  Senior Vice President


                                           C-2

                Name and Principal           Position and Offices
                Business Address*            with Depositor

                John M. Welliver             Senior Vice President

                Roberta A. Mitchell          Senior Vice President

                John W. Peasley              Senior Vice President

                Bradley A. Groff             Senior Vice President

                Laurie C. Black              Senior Vice President

                Ricardo A. Cruz              Vice President

                Richard M. Getter            Vice President

                Robert D. Rue                Vice President

                Peter A. Tritz               Vice President

                Cindy Gunderson              Vice President

                Cindy Hall-Davis             Vice President

                Laurie Cleveland             Vice President

                Sherry Jennings              Vice President

                Sherry Stroud                Vice President

                Joanne Shattuck              Vice President


                *701 Brazos Street, Austin, Texas 78701


                                           C-3

                Item 26.   Persons Controlled by or Under Common Control

                            with the Depositor or Registrant


                     Financial Industries Corporation  (a financial
                     services  holding  company,   incorporated  in
                     Texas)

                                      :
                                      :
                                      :  46.00%

                     InterContinental Life Corporation (a financial services holding company incorporated in New Jersey)

                                         :
                                         :
                                         :  100%

                     Investors  Life  Insurance  Company  of  North
                     America
                        (a Washington Life insurance company)

                          :                :           :
                          :                :           :
                          : 100%           :           : 100%
                                           :
                    InterContinental  Life    :          ILG  Securities
                Corporation                 Insurance Company  :      (a
                registered broker-dealer
                    (a  New Jersey  life        :        incorporated in
                Pennsylvania)
                    insurance company)     :
                                           :
                                           : 100%
                                           :
                               Investors  Life   Insurance  Company   of
                               Indiana
                               (an Indiana life insurance company)


                                           C-4

                Item 27.   Number of Contract Owners

                As of December 31, 1996 the number of contract owners of qualified and non-qualified contracts (single payment and flexible payment) issued by the Registrant was as follows:


                (i)      Money Market Division:
                          Qualified..................................
                158
                          Non-qualified..............................
                80

                (ii)     Growth and Income II Division:
                          Qualified..................................
                629
                          Non-qualified..............................
                173

                (iii)    Income Division:
                          Qualified..................................
                179
                          Non-qualified..............................
                164

                (iv)     Voyager Division
                          Qualified...................................
                44
                          Non-qualified...............................
                18



                                           C-5

                Item 28.   Indemnification

                     (a) The Depositor:  Article VII, Section 7.1 of  the
                         By-Laws of Investors Life Insurance Company of North America provides, in relevant part, that:

                         This Corporation shall indemnify its directors and officers to the full extent permitted by the Washington Business Corporation Act now or hereafter in force. However, such indemnity shall not apply on account of: (1) acts or omissions of the director or officer finally adjudged to be intentional misconduct or a knowing violation of law; (2) conduct of the director finally adjudged to be in violation of RCW 23B.08.310; or (3) any transaction with respect to which it was finally adjudged that such director or officer personally received a benefit in money, property, or services to which the director or officer was not legally entitled.

                         This  Corporation  shall advance  expenses  for
                         such   persons   as  authorized   by   separate
                         directors' resolutions or contracts.


                     (b) The  Principal  Underwriter:      Article  VII,
                         Section 7.4 of the By-Laws of ILG Securities Corporation provide, in relevant part, that:

                         The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create

                                          C-6
                         a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

                         The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the corporation to procure a judgment in its favor of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation as a partnership, joint venture, trust of other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation and expect that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.



                Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the
                Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer

                                          C-7
                or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction on the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                Item 29.   Principal Underwriter:

                     (a) The  principal  underwriter for  the  Contracts
                         issued by the Registrant is ILG Securities Corporation, 701 Brazos Street, Austin, Texas 78701. ILG Securities Corporation also acts as a principal underwriter for variable annuity contracts issued by Life Insurance Company of North America (an indirect, wholly-owned subsidiary of CIGNA Corporation), and funded through Life Insurance Company of North America Separate Account A.

                     (b) The officers  and directors  of ILG  Securities
                         Corporation are as follows:


                Name and                           Positions and offices
                Business Address*                  with  Underwriter



                James M. Grace                     Director

                Eugene E. Payne                    Director

                Roberta A. Mitchell                President; Director

                Ricardo A. Cruz                    Treasurer

                David C. Hopkins                   Assistant Treasurer

                Theodore A. Fleron                 Secretary



                *701 Brazos Street, Austin, Texas 78701.

                                           C-8


                     (c) The  following  table  sets  forth  information
                         pertaining to commissions and other compensation received by ILG Securities Corporation from Investors Life Insurance Company of North America during the fiscal year ended December 31, 1996:

                     (1) Net underwriting discounts
                         and commissions*........................$ 738.35

                     (2) Compensation on redemption or
                         annuitization............................   -0-

                     (3) Brokerage commissions....................   -0-

                     (4) Compensation**...........................$  -0-

                     *Represents amounts paid to principal underwriter.

                     **Represents amounts paid to principal underwriter by Sponsor in connection with the provision of ongoing Contract Owner administrative services.

                Item 30.   Location of Accounts and Records

                Books  or other documents  required to be  maintained by
                Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 thereunder, and records relating to shareholders are maintained by Investors Life Insurance Company of North America, Separate Accounting Unit, 701 Brazos Street, Austin, Texas 78701. Corporate records pertaining to the Depositor, including its Certificate of Incorporation, By-Laws and Resolution of Board of Directors authorizing establishment of the Separate Account, are maintained by its Secretary, whose business address is 701 Brazos Street, Austin, Texas 78701.


                Item 31.   Management Services

                Not Applicable.
                                           C-9

                Item 32.   Undertakings

                The Sponsor of the Registrant hereby undertakes:

                     (a) to file  a  post-effective  amendment  to  this
                         registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old, so long as payments under the Contracts may be accepted;
                     (b) to  include in  the  prospectus  a form  letter
                         which the investor can remove to send to the Depositor to obtain a copy of the Statement of Additional Information.
                     (c) to mail a  copy of the Statement  of Additional
                         Information promptly upon receipt of (i) a written request on the form described in sub-paragraph (b), above, or other written request directed to the address shown on the cover page of the current prospectus of the Registrant, or
                         (ii) an oral request to the telephone number shown on the cover page of the current prospectus of the Registrant.
                     (d) that  it intends to rely upon the provisions of
                         the SEC staff no-action letter dated November 28, 1988, issued to the American Council of Life Insurance (Ref. No. IP-6-88). The sponsor of the Registrant represents that it has complied with the provisions of paragraphs (1) to (4) of said letter.

                                          C-10

                                       SIGNATURES


                Pursuant to the requirements of the Securities Act of 1933, the Sponsor of the Registrant has caused this Post-Effective Amendment No. 22 to the Separate Account I Registration Statement to be duly signed on behalf of the Registrant in the City of Austin, and the State of Texas, on the 23rd day of April, 1997.


                                    SEPARATE ACCOUNT I
                                      (Registrant)


                               By:  Investors Life Insurance Company
                                      of North America

                               By:     /s/ Roy F. Mitte
                                       Chairman,   President   and
                                       Chief Executive Officer

                Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the Securities Act of 1933, the Registrant hereby certifies that this Post-Effective Amendment No. 22 meets all of the requirements for effectiveness pursuant to paragraph (b) of said Rule 485.

                Pursuant to the requirements of the Securities Act of 1933, this Separate Account I Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

                  /s/ Roy F. Mitte                   /s/ James  M. Grace
                      Roy F. Mitte                       James  M. Grace
                Principal Executive Officer        Principal Financial
                                                   Officer
                                                   Principal  Accounting
                                                   Director Officer

                /s/ Eugene E. Payne               /s/ Theodore A. Fleron
                    Eugene E. Payne                   Theodore A. Fleron
                Director                           Director

                /s/ Jeffrey H. Demgen             /s/ Steven P. Schmitt
                    Jeffrey H. Demgen                 Steven P. Schmitt

                Director                           Director

                /s/ Dale E. Mitte                  /S/ Dale E. Mitte
                    Dale E. Mitte                      Dale E. Mitte


                                          C-11


                                      EXHIBIT INDEX

                Exhibit No.         Page No.            Description

                     1 *                           Resolution  of  board
                                                   of    directors    of
                                                   Investors        Life
                                                   Insurance Company  of
                                                   North         America
                                                   authorizing       the
                                                   establishment of  the
                                                   registrant.

                     2 Not applicable

                     3 (a) *                       Distribution
                                                   Agreement     between
                                                   Investors        Life
                                                   Insurance Company  of
                                                   North   America   and
                                                   INA          Security
                                                   Corporation.

                     3 (b) *                       Specimen    Agreement
                                                   between     principal
                                                   distributor       and
                                                   dealer.


                     3 (c) *                       Specimen    Agreement
                                                   between     principal
                                                   distributor  and  its
                                                   agents    (registered
                                                   representatives).

                     4 (a) *                       Form    of     single
                                                   premium      variable
                                                   annuity contract.

                     4 (b) **                      Form   of    flexible
                                                   premium      variable
                                                   annuity contract.

                     4 (c)                         Form  of  endorsement
                                                   conforming        the
                                                   single  payment   and
                                                   flexible      payment
                                                   variable      annuity
                                                   contracts   to    the
                                                   requirements       of
                                                   section 72(s)  of the
                                                   Internal      Revenue
                                                   Code   of  1954,   as
                                                   amended  by   section
                                                   222(b)  of  the   Tax
                                                   Reform  Act of  1984.
                                                   Filed   with    Post-
                                                   Effective   Amendment
                                                   No.   4  (Form   S-6)
                                                   dated March  1, 1985,
                                                   and      incorporated
                                                   herein by reference.

                Exhibit No.         Page No.            Description


                     5 (a) *                       Form  of  application
                                                   for  single   payment
                                                   variable      annuity
                                                   contract.

                     5 (b) **                      Form  of  application
                                                   for flexible  payment
                                                   variable      annuity
                                                   contract.

                     6 *                           Certificate        of
                                                   incorporation     and
                                                   by-laws of  Investors
                                                   Life        Insurance
                                                   Company   of    North
                                                   America.

                     7 Not applicable

                     8 (a) *                       Participation
                                                   Agreement     between
                                                   Investors        Life
                                                   Insurance Company  of
                                                   North   America   and
                                                   CIGNA  Annuity  Funds
                                                   Group       (formerly
                                                   CIGNA  Annuity  Fund,
                                                   Inc.).

                     8 (b) *                       E  x  p  e  n  s  e
                                                   Reimbursement
                                                   Agreement     between
                                                   Investors        Life
                                                   Insurance Company  of
                                                   North   America   and
                                                   CIGNA    Investments,
                                                   Inc.  (formerly   INA
                                                   Capital    Management
                                                   Corporation, Inc.).

                     8 (c)                         Participation
                                                   Agreement     between
                                                   Investors        Life
                                                   Insurance Company  of
                                                   North        America,
                                                   Putnam        Capital
                                                   Manager   Trust   and
                                                   Putnam  Mutual  Funds
                                                   Corp.    Filed   with
                                                   Post-       Effective
                                                   Amendment   No.    20
                                                   dated April 14,  1995
                                                   and  incorporated  by
                                                   reference.

                     8(d)                          Administrative
                                                   Services    Agreement
                                                   between     Investors
                                                   Life        Insurance
                                                   Company   of    North
                                                   America  and   Putnam
                                                   I n v e s t m e n t
                                                   Management,    Inc.).
                                                   Filed   with    Post-
                                                   Effective   Amendment
                                                   No.  20  dated  April
                                                   14,     1995      and
                                                   incorporated       by
                                                   reference.

                Exhibit No.         Page No.            Description


                     9                             Opinion  of   counsel
                                                   as  to  the  legality
                                                   of   the   securities
                                                   filed    with    Pre-
                                                   E f f e c t i v e :
                                                   Amendment (Form  S-6)
                                                   dated  June  3, 1982,
                                                   and  incorporated  by
                                                   reference.


                     10(a)            198          C o n s e n t     o f
                                                   Independent
                                                   Accountants

                     11                            Not Applicable

                     12                            Not Applicable

                     13                            Schedule          for
                                                   computation        of
                                                   performance  returns.
                                                   Filed   with    Post-
                                                   Effective   Amendment
                                                   No.  11  (Form  N-4),
                                                   and      incorporated
                                                   herein by reference.

                     14             199            Financial        Data
                Schedule


                 *   Filed as an  exhibit to Amendment No. 1  to Form N-
                     8B-2
                     (File No. 811-3470) dated July 7, 1982, and incorporated herein by reference.

                **   Filed as an  exhibit to Amendment No. 3  to Form N-
                     8B-2
                     (File No. 811-3470) dated  September 24, 1982,  and
                incorporated   herein by reference.

                           CONSENT OF INDEPENDENT ACCOUNTANTS

                We hereby consent to the use in the Statement of Additional Information constituting part of this Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 2-77712) of our report dated March 25, 1997 relating to the statutory financial statements of Investors Life Insurance Company of North America and of our report dated February 19, 1997 relating to the financial statements of Investors Life Insurance Company of North America Separate Account I, which appear in such Statement of Additional Information.


                Price Waterhouse LLP
                Dallas, Texas
                April 21, 1997